UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

Insert Ivy Funds Schedules of Investments file here: Ivy Asset Strategy Fund, Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Emerging Markets Equity Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy Global Natural Resources Fund, Ivy Global Real Estate Fund, Ivy Global Risk-Managed Real Estate Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Mid Cap Growth Fund, Ivy Mid Cap Income Opportunities Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Real Estate Securities Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund, Ivy Small Cap Value Fund, Ivy Tax-Managed Equity Fund and Ivy Value Fund.

CONSOLIDATED SCHEDULE OF INVESTMENTS Ivy Asset Strategy Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.0%
Limited Brands, Inc.	3,283	$284,181

Auto Parts & Equipment – 1.1%
Continental AG (A)	1,474	310,796

Broadcasting – 1.1%
CBS Corp., Class B	5,377	297,546

Casinos & Gaming – 4.6%
Galaxy Entertainment Group (A)(B)	227,061	1,261,713

Home Improvement Retail – 1.4%
Home Depot, Inc. (The)	3,758	394,446

Leisure Products – 2.7%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	640	371,248
Media Group Holdings LLC, Series I (B)(C)(D)(E)	381	212,287
Media Group Holdings LLC, Series T (B)(C)(D)(E)	80	143,172

		726,707

Movies & Entertainment – 3.6%
Delta Topco Ltd. (C)	718,555	516,481
Legend Pictures LLC (B)(C)(D)(E)	190	302,261
Twenty-First Century Fox, Inc., Class A	4,621	177,450

		996,192

Total Consumer Discretionary – 15.5%		4,271,581
Consumer Staples
Brewers – 3.0%
InBev N.V. (A)	3,165	356,205
SABMiller plc (A)	8,712	454,142

		810,347

Hypermarkets & Super Centers – 1.6%
Wal-Mart Stores, Inc.	5,233	449,398

Packaged Foods & Meats – 1.3%
Mead Johnson Nutrition Co.	3,537	355,600

Total Consumer Staples – 5.9%		1,615,345
Energy
Integrated Oil & Gas – 2.1%
Chevron Corp.	2,051	230,059
Occidental Petroleum Corp.	4,432	357,272

		587,331

Oil & Gas Exploration & Production – 1.8%
ConocoPhillips	7,032	485,643

Oil & Gas Refining & Marketing – 1.6%
Phillips 66	6,340	454,614

Oil & Gas Storage & Transportation – 1.3%
Plains GP Holdings L.P., Class A	13,699	351,780

Total Energy – 6.8%		1,879,368
Financials
Diversified Banks – 1.2%
Wells Fargo & Co.	5,797	317,764

Life & Health Insurance – 6.3%
AIA Group Ltd. (A)	182,777	1,008,101
MetLife, Inc.	6,859	371,025
Prudential Financial, Inc.	4,069	368,055

		1,747,181

Multi-Line Insurance – 1.4%
American International Group, Inc.	6,676	373,945

Other Diversified Financial Services – 1.8%
Citigroup, Inc.	9,424	509,949

Total Financials – 10.7%		2,948,839

Health Care
Biotechnology – 3.7%
Amgen, Inc.	2,530	403,003
Biogen Idec, Inc. (D)	971	329,640
Gilead Sciences, Inc. (D)	3,042	286,758

		1,019,401

Managed Health Care – 0.8%
Humana, Inc.	1,504	216,019

Pharmaceuticals – 3.1%
Actavis plc (D)	1,465	376,977
Bristol-Myers Squibb Co.	3,262	192,544
GlaxoSmithKline plc ADR	3,504	149,740
Roche Holdings AG, Genusscheine (A)	463	125,365

		844,626

Total Health Care – 7.6%		2,080,046
Industrials
Aerospace & Defense – 2.8%
Boeing Co. (The)	2,318	301,242
Lockheed Martin Corp.	494	95,056
Precision Castparts Corp.	1,522	366,571

		762,869

Airlines – 0.6%
Japan Airlines Corp. (A)	5,394	159,915

Construction Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	5,020	459,499

Railroads – 1.5%
Union Pacific Corp.	3,563	424,425

Total Industrials – 6.6%		1,806,708
Information Technology
Application Software – 2.9%
Adobe Systems, Inc. (D)	5,252	381,849
Intuit, Inc. (F)	4,436	408,965

		790,814

Data Processing & Outsourced Services – 2.2%
Alliance Data Systems Corp. (D)	1,069	305,902
Visa, Inc., Class A	1,116	292,720

		598,622

Internet Software & Services – 3.1%
Alibaba Group Holding Ltd. ADR (D)	1,269	131,853
Baidu.com, Inc. ADR (D)	1,589	362,222
Tencent Holdings Ltd. (A)	25,554	369,739

		863,814

IT Consulting & Other Services – 1.6%
Cognizant Technology Solutions Corp., Class A (D)(F)	8,268	435,391

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	20,150	502,145
ASML Holding N.V., NY Registry Shares	1,013	109,178

		611,323

Semiconductors – 4.0%
Intel Corp.	9,686	351,505
Micron Technology, Inc. (D)	5,407	189,292
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	50,424	222,142
Texas Instruments, Inc.	6,489	346,945

		1,109,884

Systems Software – 2.7%
Microsoft Corp.	15,754	731,755

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc. (F)	7,040	777,042

Total Information Technology – 21.5%		5,918,645
Materials
Diversified Chemicals – 1.0%
Dow Chemical Co. (The)	5,646	257,505

Specialty Chemicals – 0.8%
LyondellBasell Industries N.V., Class A	2,859	226,936

Total Materials – 1.8%		484,441

TOTAL COMMON STOCKS – 76.4%		$21,004,973
(Cost: $18,357,287)

PREFERRED STOCKS
Financials
Reinsurance – 0.1%
WMI Holdings Corp., Class B, 3.000% (D)	31	31,326

Total Financials – 0.1%		31,326

TOTAL PREFERRED STOCKS – 0.1%		$31,326
(Cost: $31,000)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple, Inc.:
Call $130.00, Expires 1–16–15, OTC (Ctrpty: Deutsche Bank AG)	2,476	9
Call $135.00, Expires 2–20–15, OTC (Ctrpty: Deutsche Bank AG)	2,476	67
Dow Chemical Co. (The),
Call $55.00, Expires 1–16–15, OTC (Ctrpty: Societe Generale Bank)	13,408	7
Exxon Mobil Corp.,
Call $95.00, Expires 4–17–15, OTC (Ctrpty: Deutsche Bank AG)	7,686	1,902
S&P 500 Index:
Call $2,175.00, Expires 1–16–15, OTC (Ctrpty: Bank of America N.A.)	15,885	556
Call $2,200.00, Expires 3–19–15, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	15,880	8,337
Schlumberger Ltd.:
Call $87.50, Expires 2–20–15, OTC (Ctrpty: Societe Generale Bank)	3,840	1,117
Call $90.00, Expires 5–15–15, OTC (Ctrpty: Societe Generale Bank)	4,800	1,872

TOTAL PURCHASED OPTIONS – 0.1%		$13,867
(Cost: $23,391)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd., 10.250%, 7–15–18 (G)(H)	$134,772	122,043

Movies & Entertainment – 3.5%
Delta Topco Ltd., 10.000%, 11–24–60 (C)(G)	602,589	602,589
Legendary Pictures Funding LLC and Legendary Finance, Inc., 8.000%, 3–15–18 (B)	351,700	348,746

		951,335

Total Consumer Discretionary – 3.9%		1,073,378

TOTAL CORPORATE DEBT SECURITIES – 3.9%		$1,073,378
(Cost: $1,095,270)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9–15–17 (I)	21	—	*
5.000%, 5–15–18 (I)	362	23
5.500%, 3–15–23 (I)	311	29
5.500%, 10–15–25 (I)	625	85
5.500%, 1–15–33 (I)	280	52
5.500%, 5–15–33 (I)	490	83
6.000%, 11–15–35 (I)	488	93
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	483	65
5.500%, 8–25–33 (I)	942	163
5.500%, 12–25–33 (I)	431	17
5.500%, 4–25–34 (I)	997	187
5.500%, 8–25–35 (I)	1,074	206
5.500%, 11–25–36 (I)	1,816	311
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (I)	220	6
7.000%, 5–20–33 (I)	1,989	459
5.000%, 7–20–33 (I)	4	—	*
5.500%, 11–20–33 (I)	49	1
5.500%, 7–20–35 (I)	606	108

		1,888

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,888
(Cost: $4,619)

BULLION – 7.4%	Troy Ounces
Gold	1,729	2,044,549

(Cost: $2,272,979)

SHORT–TERM SECURITIES	Principal
Certificate Of Deposit – 0.9%
Banco del Estado de Chile:
0.200%, 1–6–15	$25,000	25,000
0.200%, 1–6–15	18,500	18,500
0.180%, 1–14–15	25,000	25,000
0.200%, 1–28–15	19,000	19,000
0.200%, 3–3–15	20,000	19,999
0.200%, 3–16–15	25,000	24,999
0.200%, 3–19–15	14,000	14,000
Bank of America N.A.:
0.200%, 1–22–15	2,000	2,000
0.200%, 3–12–15	28,500	28,503
0.210%, 4–15–15	4,250	4,250
Citibank N.A.:
0.170%, 1–6–15	22,450	22,450
0.230%, 2–6–15	55,350	55,352

		259,053

Commercial Paper (J) – 8.2%
Abbott Laboratories, 0.110%, 3–16–15	49,700	49,689
Air Products and Chemicals, Inc.:
0.130%, 1–20–15	32,000	31,997
0.160%, 1–21–15	15,000	14,999
0.160%, 1–26–15	22,000	21,997
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.090%, 1–5–15	16,000	16,000
0.090%, 1–20–15	103,815	103,810
Army & Air Force Exchange Service:
0.120%, 1–14–15	50,000	49,998
0.130%, 1–20–15	20,000	19,999
Baxter International, Inc.:
0.400%, 1–16–15	10,000	9,998
0.270%, 1–20–15	20,000	19,997
0.280%, 1–27–15	50,000	49,990
0.270%, 1–28–15	35,000	34,993
0.270%, 2–3–15	38,000	37,990
Bemis Co., Inc.:
0.360%, 1–7–15	14,000	13,999
0.600%, 1–21–15	5,000	4,998

BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.):
0.110%, 1–8–15	12,000	12,000
0.110%, 1–9–15	15,000	15,000
BMW U.S. Capital LLC (GTD by BMW AG):
0.110%, 1–6–15	10,000	10,000
0.100%, 1–12–15	20,000	19,999
0.130%, 1–13–15	50,000	49,998
0.130%, 1–16–15	50,000	49,997
BorgWarner, Inc.:
0.350%, 1–16–15	35,000	34,994
0.500%, 1–23–15	10,000	9,997
Campbell Soup Co.:
0.380%, 1–8–15	538	538
0.360%, 1–12–15	12,800	12,798
0.380%, 1–26–15	31,300	31,291
0.360%, 1–27–15	10,500	10,497
0.480%, 2–4–15	14,060	14,053
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.110%, 1–5–15	11,335	11,335
Coca–Cola Co. (The):
0.110%, 1–26–15	30,000	29,998
0.140%, 3–17–15	20,000	19,994
Corporacion Andina de Fomento,
0.140%, 1–26–15	100,000	99,990
Credit Suisse Group, New York Branch,
0.200%, 2–17–15	25,000	24,993
CVS Caremark Corp.:
0.520%, 1–12–15	50,000	49,991
0.500%, 1–20–15	15,000	14,996
Diageo Capital plc (GTD by Diageo plc):
0.410%, 1–8–15	28,050	28,047
0.500%, 1–13–15	15,000	14,997
DTE Energy Co. (GTD by Detroit Edison Co.),
0.360%, 1–5–15	37,000	36,998
Eli Lilly and Co.,
0.180%, 3–25–15	13,500	13,494
Emerson Electric Co.:
0.130%, 1–8–15	25,000	24,999
0.180%, 1–27–15	12,620	12,618
Enbridge, Inc.,
0.531%, 1–9–15	10,000	9,999
Essilor International S.A.:
0.090%, 1–5–15	15,000	15,000
0.200%, 3–20–15	10,000	9,996
Federal Home Loan Bank:
0.055%, 1–9–15	20,000	20,000
0.050%, 1–23–15	25,000	24,999
General Mills, Inc.:
0.310%, 1–5–15	40,000	39,998
0.310%, 1–12–15	10,000	9,999
0.350%, 1–14–15	10,000	9,999
0.390%, 1–20–15	30,000	29,993
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.220%, 1–6–15	21,000	20,999
0.220%, 1–9–15	15,000	14,999
0.240%, 1–12–15	15,000	14,999
0.220%, 1–13–15	15,000	14,999
0.220%, 1–15–15	5,000	5,000
0.240%, 1–20–15	10,000	9,999
Illinois Tool Works, Inc.:
0.120%, 1–9–15	40,000	39,999
0.130%, 1–15–15	25,000	24,999
0.130%, 1–23–15	5,000	5,000
Intel Corp.,
0.140%, 1–14–15	37,000	36,998
J.M. Smucker Co. (The),
0.330%, 1–14–15	50,000	49,994
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.140%, 1–29–15	58,000	57,993
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.150%, 1–23–15	33,000	32,997
Kimberly-Clark Corp.,
0.100%, 1–9–15	10,765	10,765
L Oreal USA, Inc.,
0.110%, 1–12–15	10,000	10,000
McCormick & Co., Inc.,
0.180%, 1–12–15	50,000	49,997

Microsoft Corp.:
0.080%, 1–12–15	25,000	24,999
0.100%, 1–14–15	25,000	24,999
Mondelez International, Inc.,
0.520%, 1–21–15	5,000	4,998
PepsiCo, Inc.,
0.110%, 1–26–15	10,000	9,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.220%, 1–30–15	31,893	31,887
Sherwin-Williams Co. (The),
0.130%, 1–5–15	2,000	2,000
Siemens Capital Co. LLC (GTD by Siemens AG),
0.150%, 1–20–15	50,000	49,996
St. Jude Medical, Inc.:
0.220%, 1–6–15	15,000	14,999
0.200%, 1–9–15	25,000	24,999
0.250%, 1–26–15	65,000	64,988
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 1–8–15	9,500	9,500
0.120%, 1–9–15	35,000	34,999
0.120%, 1–12–15	19,000	18,999
Virginia Electric and Power Co.:
0.260%, 1–6–15	30,000	29,999
0.315%, 1–8–15	15,000	14,999
0.350%, 1–14–15	17,000	16,998
0.330%, 1–15–15	302	302
Walgreen Co.,
0.470%, 1–16–15	20,000	19,996
Wisconsin Electric Power Co.:
0.330%, 1–7–15	20,000	19,999
0.200%, 1–9–15	60,342	60,339
Wisconsin Gas LLC:
0.150%, 1–7–15	38,000	37,999
0.170%, 1–8–15	44,000	43,998

		2,265,777

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (K)	722	722

Municipal Obligations – 2.2%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (K)	30,000	30,000
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.),
0.030%, 1–7–15 (K)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.010%, 1–1–15 (K)	18,400	18,400
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 1–1–15 (K)	12,386	12,386
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 1–1–15 (K)	24,701	24,701
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.060%, 1–7–15 (K)	1,443	1,443
City of Chicago, GO Var Rate Demand Bonds, Ser 2003B-1 (GTD by JPMorgan Chase & Co.),
0.060%, 1–7–15 (K)	5,000	5,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.020%, 1–7–15 (K)	26,375	26,375
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2005 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (K)	7,300	7,300

Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.030%, 1–1–15 (K)	1,465	1,465
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (K)	9,200	9,200
Greenville Hosp Sys Board of Trustees, Hosp Rfdg Rev Bonds, Ser 2008B (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (K)	6,000	6,000
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.040%, 1–7–15 (K)	32,300	32,300
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (K)	1,905	1,905
IL Fin Auth, Adj Rate Demand Rev Bonds (Chicago Symphony Orchestra), Ser 2008 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (K)	24,965	24,965
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank N.A.),
0.040%, 1–7–15 (K)	855	855
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.020%, 1–1–15 (K)	9,000	9,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Adj Rate Spl Tax Bonds, Ser 2014C-C (GTD by U.S. Bank N.A.),
0.010%, 1–1–15 (K)	10,000	10,000
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.010%, 1–1–15 (K)	28,600	28,600
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)),
0.030%, 1–7–15 (K)	6,605	6,605
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.),
0.030%, 1–7–15 (K)	14,600	14,600
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.020%, 1–1–15 (K)	24,877	24,877
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–15 (K)	33,923	33,923
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–15 (K)	39,175	39,175

MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.010%, 1–1–15 (K)	26,838	26,838
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.010%, 1–1–15 (K)	39,894	39,894
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.030%, 1–7–15 (K)	19,084	19,084
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.030%, 1–7–15 (K)	12,200	12,200
NY Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2012A,
0.030%, 1–7–15 (K)	7,000	7,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2013A,
0.030%, 1–7–15 (K)	10,000	10,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.030%, 1–7–15 (K)	7,250	7,250
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-1 (GTD by Bank of America N.A.),
0.030%, 1–7–15 (K)	16,500	16,500
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.030%, 1–7–15 (K)	18,000	18,000
NYC GO Bonds, Fiscal 2008 Series L-4,
0.020%, 1–1–15 (K)	13,000	13,000
OR Hsng and Cmnty Svc Dept, Hsng Dev Rev Bonds (Pearl Fam Hsng Proj), Ser 2009B-1 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (K)	10,800	10,800
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank N.A.),
0.030%, 1–7–15 (K)	14,751	14,751
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.070%, 1–7–15 (K)	1,900	1,900
Stafford County, Staunton Indl Dev Auth (VA) Rev Bonds, Ser 8-A2 (GTD by Bank of America N.A.),
0.150%, 1–15–15	1,900	1,900
Tuscaloosa Cnty Indl Dev Auth, Gulf Opp Zone Bonds (Hunt Refining Proj, Ser 2011G (GTD by Bank of Nova Scotia),
0.030%, 1–7–15 (K)	6,000	6,000
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.010%, 1–1–15 (K)	8,767	8,767

Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004, 0.030%, 1–1–15 (K)	3,805	3,805
WI Hlth and Edu Fac Auth, Wheaton Franciscan Svc, Inc., Sys Var Rate Rev Bonds, Ser 2003B (GTD by U.S. Bank N.A.), 0.040%, 1–7–15 (K)	4,500	4,500

		596,264

Notes – 0.0%
Bank of Nova Scotia (The), 3.400%, 1–22–15	1,200	1,202

Treasury Bills – 0.1%
U.S. Treasury Bills, 0.020%, 1–2–15	23,650	23,650

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 1–7–15 (K)	17,173	17,172
0.110%, 1–7–15 (K)	14,613	14,613
0.110%, 1–7–15 (K)	12,026	12,026
0.110%, 1–7–15 (K)	10,609	10,609
0.110%, 1–7–15 (K)	9,983	9,983
0.110%, 1–7–15 (K)	7,276	7,276
0.110%, 1–7–15 (K)	5,399	5,400
0.110%, 1–7–15 (K)	5,000	5,000
0.110%, 1–7–15 (K)	4,800	4,800
0.110%, 1–7–15 (K)	4,200	4,200
0.110%, 1–7–15 (K)	4,000	4,000
0.110%, 1–7–15 (K)	3,800	3,800
0.110%, 1–7–15 (K)	2,769	2,769

		101,648

TOTAL SHORT-TERM SECURITIES – 11.8%		$3,248,316
(Cost: $3,248,280)

TOTAL INVESTMENT SECURITIES – 99.7%		$27,418,297
(Cost: $25,032,826)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		71,587

NET ASSETS – 100.0%		$27,489,884

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Restricted securities. At December 31, 2014, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 5-1-12	718,555	$371,092	$516,481
Legend Pictures LLC	12-18-12	190	352,761	302,261
Media Group Holdings LLC, Series H	4-23-13	640	448,211	371,248
Media Group Holdings LLC, Series I	4-23-13	381	209,901	212,287
Media Group Holdings LLC, Series T	4-23-13	80	160,506	143,172

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	1-23-12 to 6-18-12	$602,589	608,798	602,589
			$2,151,269	$2,148,038

The total value of these securities represented 7.9% of net assets at December 31, 2014.

(D)	No dividends were paid during the preceding 12 months.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(F)	All or a portion of securities with an aggregate value of $683,400 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(G)	Payment-in-kind bonds.

(H)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $122,043 or 0.4% of net assets.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at December 31, 2014.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

Currency to be Delivered			Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	19,282,120	U.S. Dollar	162,696	1-14-15	Morgan Stanley International	$1,704	$—

The following written options were outstanding at December 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Dow Chemical Co. (The)	Societe Generale Bank	Put	13,408	January 2015	$47.00	$738	$(2,467)
	Societe Generale Bank	Call	13,408	January 2015	60.00	174	(7)
Exxon Mobil Corp.	Deutsche Bank AG	Put	7,686	April 2015	75.00	1,322	(542)
S&P 500 Index	Bank of America N.A.	Put	3,177	January 2015	1,825.00	9,753	(667)
	JPMorgan Chase Bank N.A.	Put	3,176	March 2015	1,800.00	13,156	(4,573)
Schlumberger Ltd.	Societe Generale Bank	Put	3,840	February 2015	70.00	730	(202)
	Societe Generale Bank	Call	3,840	February 2015	100.00	192	(113)
	Societe Generale Bank	Put	3,840	May 2015	70.00	1,344	(566)
	Societe Generale Bank	Call	4,800	May 2015	105.00	447	(353)
						$27,856	$(9,490)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,153,623	$1,572,509	$1,545,449
Consumer Staples	804,998	810,347	—
Energy	1,879,368	—	—
Financials	1,940,738	1,008,101	—
Health Care	1,954,681	125,365	—
Industrials	1,646,793	159,915	—
Information Technology	5,326,764	591,881	—
Materials	484,441	—	—
Total Common Stocks	$15,191,406	$4,268,118	$1,545,449
Preferred Stocks	—	31,326	—
Purchased Options	—	13,867	—
Corporate Debt Securities	—	470,789	602,589
United States Government Agency Obligations	—	1,888	—
Bullion	2,044,549	—	—
Short-Term Securities	—	3,248,316	—
Total	$17,235,955	$8,034,304	$2,148,038
Forward Foreign Currency Contracts	$—	$1,704	$—
Liabilities
Written Options	$—	$9,490	$—

During the period ended December 31, 2014, securities totaling $3,617,441 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities		Loans
Beginning Balance 4-1-14	$2,025,812	$954,289		$194,757
Net realized gain (loss)	—	—		2,095
Net change in unrealized appreciation (depreciation)	(365,101)	—	*	(9,485)
Purchases	—	—		—
Sales	(115,262)	—		(187,464)
Amortization/Accretion of premium/discount	—	—		97
Transfers into Level 3 during the period	—	(351,700)		—
Transfers out of Level 3 during the period	—	—		—
Ending Balance 12-31-14	$1,545,449	$602,589		$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$(201,608)	$—	*	$—

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$1,402,277	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.3 to 15%
			Illiquidity discount	2.5 to 10%
	143,172	Transaction	Price	$1,982
			Illiquidity discount	10%
Corporate Debt Securities	602,589	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.3%
			Illiquidity discount	10%

Significant increase in long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE IVY ASSET STRATEGY FUND

Ivy ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). Ivy ASF III (SBP), LLC and Ivy ASF, LLC (each a “Company”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in their prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its Subsidiary and Company. The consolidated financial statements include the accounts of the Fund and its Subsidiary and Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and Company comprising the entire issued share capital of the Subsidiary and Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2014 of each Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
Ivy ASF II, Ltd.	1-31-13	4-10-13	$27,489,884	$2,053,052	7.47%
Ivy ASF III (SBP), LLC	4-9-13	4-23-13	27,489,884	726,743	2.64
Ivy ASF, LLC	12-10-12	12-18-12	27,489,884	302,276	1.10

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$25,032,826
Gross unrealized appreciation	3,159,974
Gross unrealized depreciation	(774,503)
Net unrealized appreciation	$2,385,471

SCHEDULE OF INVESTMENTS Ivy Balanced Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.4%
Limited Brands, Inc.	648	$56,050

Broadcasting – 1.0%
CBS Corp., Class B	409	22,630

Cable & Satellite – 2.2%
Comcast Corp., Class A	529	30,687
Time Warner Cable, Inc.	134	20,391

		51,078

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc.	285	16,576

Department Stores – 0.1%
Kohl’s Corp.	21	1,270

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	364	38,220

Hotels, Resorts & Cruise Lines – 1.9%
Carnival Corp.	457	20,734
Hyatt Hotels Corp., Class A (A)	408	24,566

		45,300

Internet Retail – 1.0%
Amazon.com, Inc. (A)	72	22,469

Motorcycle Manufacturers – 1.3%
Harley-Davidson, Inc.	444	29,238

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc.	950	35,056

Specialty Stores – 1.0%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	191	24,456

Total Consumer Discretionary – 14.7%		342,343
Consumer Staples
Brewers – 1.3%
Anheuser-Busch InBev S.A. ADR	259	29,113

Distillers & Vintners – 2.0%
Brown-Forman Corp., Class B	211	18,528
Constellation Brands, Inc. (A)	290	28,430

		46,958

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Co.	264	26,512

Total Consumer Staples – 4.4%		102,583
Energy
Oil & Gas Equipment & Services – 0.4%
National Oilwell Varco, Inc.	157	10,281

Oil & Gas Exploration & Production – 2.0%
ConocoPhillips	418	28,846
Noble Energy, Inc.	388	18,389

		47,235

Oil & Gas Refining & Marketing – 0.7%
Phillips 66	235	16,878

Oil & Gas Storage & Transportation – 1.6%
Plains GP Holdings L.P., Class A	524	13,467
Regency Energy Partners L.P.	941	22,579

		36,046

Total Energy – 4.7%		110,440
Financials
Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	490	33,053

Consumer Finance – 1.4%
American Express Co.	348	32,392

Multi-Line Insurance – 1.3%
American International Group, Inc.	547	30,609

Other Diversified Financial Services – 3.2%
Citigroup, Inc.	636	34,398
JPMorgan Chase & Co.	639	40,001

		74,399

Regional Banks – 2.0%
PNC Financial Services Group, Inc. (The)	507	46,281

Specialized REITs – 0.9%
Crown Castle International Corp.	277	21,776

Total Financials – 10.2%		238,510

Health Care
Biotechnology – 0.4%
Biogen Idec, Inc. (A)	29	9,844

Managed Health Care – 1.0%
UnitedHealth Group, Inc.	225	22,766

Pharmaceuticals – 3.8%
GlaxoSmithKline plc ADR	585	25,020
Johnson & Johnson	317	33,170
Teva Pharmaceutical Industries Ltd. ADR	521	29,968

		88,158

Total Health Care – 5.2%		120,768
Industrials
Aerospace & Defense – 3.7%
Boeing Co. (The)	280	36,381
Lockheed Martin Corp.	93	17,832
Precision Castparts Corp.	136	32,808

		87,021

Airlines – 1.8%
Southwest Airlines Co.	958	40,551

Construction Machinery & Heavy Trucks – 1.5%
Cummins, Inc.	245	35,250

Electrical Components & Equipment – 1.3%
Rockwell Automation, Inc.	272	30,257

Industrial Conglomerates – 1.2%
3M Co.	165	27,146

Railroads – 2.1%
Union Pacific Corp.	414	49,284

Total Industrials – 11.6%		269,509
Information Technology
Application Software – 1.3%
Autodesk, Inc. (A)	491	29,459

Data Processing & Outsourced Services – 2.8%
Alliance Data Systems Corp. (A)	119	34,040
FleetCor Technologies, Inc. (A)	208	30,872

		64,912

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	621	32,691

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	1,538	38,315

Semiconductors – 3.2%
Broadcom Corp., Class A	521	22,592
Microchip Technology, Inc.	551	24,874
Texas Instruments, Inc.	523	27,941

		75,407

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	366	40,381

Total Information Technology – 12.1%		281,165
Materials
Diversified Chemicals – 2.7%
Dow Chemical Co. (The)	582	26,559
PPG Industries, Inc.	153	35,389

		61,948

Industrial Gases – 0.9%
Praxair, Inc.	168	21,714

Total Materials – 3.6%		83,662

TOTAL COMMON STOCKS – 66.5%		$1,548,980
(Cost: $1,220,702)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel Retail – 0.2%
Limited Brands, Inc.:
6.900%, 7–15–17	$750	825
6.625%, 4–1–21	2,915	3,279

		4,104

Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	849	906

Automobile Manufacturers – 0.4%
Toyota Motor Credit Corp.,
2.000%, 10–24–18	3,225	3,256

Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (B)	6,250	6,217

		9,473

Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5–15–22	900	890

Cable & Satellite – 0.3%
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	900	864
Viacom, Inc.:
2.500%, 9–1–18	1,100	1,110
2.200%, 4–1–19	2,000	1,971
2.750%, 12–15–19	3,000	3,006

		6,951

Distributors – 0.0%
LKQ Corp.,
4.750%, 5–15–23	680	653

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	464
1.875%, 4–15–18	1,000	966

		1,430

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,500	1,470

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	500	490

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	2,900	2,930

Movies & Entertainment – 0.1%
News American, Inc.,
3.000%, 9–15–22	2,000	1,987

Total Consumer Discretionary – 1.3%		31,284
Consumer Staples
Brewers – 0.2%
Heineken N.V.,
1.400%, 10–1–17 (B)	2,000	1,989
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	2,700	2,707

		4,696

Distillers & Vintners – 0.4%
Beam, Inc.,
1.750%, 6–15–18	1,000	990
Brown-Forman Corp.,
1.000%, 1–15–18	3,000	2,943
Constellation Brands, Inc.,
3.750%, 5–1–21	4,848	4,800

		8,733

Drug Retail – 0.1%
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,650	1,658

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8–2–22	2,400	2,293
ConAgra Foods, Inc.,
1.900%, 1–25–18	3,190	3,169
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (B)	1,000	1,007
2.400%, 10–21–18 (B)	1,500	1,511

		7,980

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	500	492

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,153

Total Consumer Staples – 1.1%		24,712
Energy
Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10–15–17	2,000	1,768

Oil & Gas Equipment & Services – 0.0%
National Oilwell Varco, Inc.,
1.350%, 12–1–17	500	494

Oil & Gas Exploration & Production – 0.7%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	4,250	4,262
ConocoPhillips,
1.050%, 12–15–17	4,400	4,343
Devon Energy Corp.,
2.250%, 12–15–18	3,000	2,989
Stone Energy Corp., Convertible,
1.750%, 3–1–17	7,200	6,260

		17,854

Oil & Gas Storage & Transportation – 0.5%
Buckeye Partners L.P.,
2.650%, 11–15–18	6,300	6,205
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	3,250	3,202
Plains All American Pipeline L.P. and PAA FinanceCorp.,
2.600%, 12–15–19	1,750	1,738

		11,145

Total Energy – 1.3%		31,261
Financials
Asset Management & Custody Banks – 0.5%
Ares Capital Corp.:
4.875%, 11–30–18	6,500	6,834
3.875%, 1–15–20	5,500	5,484

		12,318

Consumer Finance – 1.1%
American Express Credit Corp.,
2.125%, 7–27–18	1,750	1,765
American Honda Finance Corp.,
2.125%, 10–10–18	1,650	1,660
Capital One Bank USA N.A.:
2.150%, 11–21–18	3,150	3,134
2.250%, 2–13–19	4,000	3,971
Capital One N.A.,
2.400%, 9–5–19	3,250	3,234
Charles Schwab Corp. (The),
2.200%, 7–25–18	1,000	1,013
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,550	1,581
IntercontinentalExchange Group, Inc.,
2.500%, 10–15–18	1,700	1,731
SLM Corp.,
4.875%, 6–17–19	3,000	3,009
Total System Services, Inc.,
2.375%, 6–1–18	5,538	5,491

		26,589

Diversified Banks – 5.0%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	6,200	6,262
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)(C)	7	—
8.000%, 3–31–11 (B)(C)	1	—
Bank of America Corp.,
2.000%, 1–11–18	2,500	2,498
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	6,000	6,019
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,500	2,473
2.050%, 10–30–18	5,000	5,006
Barclays Bank plc,
2.500%, 2–20–19	2,600	2,635
BNP Paribas S.A.:
2.450%, 3–17–19	4,500	4,560
5.186%, 6–29–49 (B)	6,750	6,750
Commonwealth Bank of Australia,
2.250%, 3–13–19	4,750	4,772
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	8,750	8,732
ING Bank N.V.,
2.500%, 10–1–19 (B)	5,400	5,435
KeyBank N.A.,
2.500%, 12–15–19	4,000	4,016
Lloyds Bank plc,
2.350%, 9–5–19	2,650	2,648
Lloyds Bank plc (GTD by Lloyds Banking Group plc),
2.300%, 11–27–18	2,000	2,019
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	5,200	5,224
National Australia Bank Ltd.,
2.400%, 12–9–19 (B)	12,000	11,986
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	4,000	4,026
Societe Generale S.A.,
5.922%, 4–29–49 (B)	11,000	11,406
Swedbank AB (publ),
1.750%, 3–12–18 (B)	5,000	4,989
UBS Preferred Funding Trust V,
6.243%, 5–29–49	6,536	6,748
Wells Fargo & Co.:
1.500%, 1–16–18	1,000	994
2.150%, 1–15–19	2,000	2,005
Westpac Banking Corp.,
2.250%, 7–30–18	5,000	5,073

		116,276

Investment Banking & Brokerage – 0.6%
BGC Partners, Inc.,
5.375%, 12–9–19 (B)	6,500	6,384
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,350	1,385
2.625%, 1–31–19	4,000	4,024
Morgan Stanley,
2.125%, 4–25–18	2,500	2,502

		14,295

Life & Health Insurance – 0.1%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	2,600	2,588

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11–10–19 (B)	6,750	6,682

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	2,750	2,753

Other Diversified Financial Services – 1.8%
Citigroup, Inc.:
3.875%, 2–19–19	2,600	2,594
2.550%, 4–8–19	15,000	15,099
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	2,600	2,636
Fidelity National Financial, Inc.,
6.600%, 5–15–17	900	990
Fifth Street Finance Corp.,
4.875%, 3–1–19	6,700	6,841
JPMorgan Chase & Co.,
7.900%, 4–29–49	500	538
Moody’s Corp.,
2.750%, 7–15–19	1,300	1,311
PennantPark Investment Corp.,
4.500%, 10–1–19	8,100	8,114
Total Capital,
2.125%, 8–10–18	1,500	1,512
Total Capital Canada Ltd.,
1.450%, 1–15–18	2,000	1,986

		41,621

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8–15–18	1,550	1,567
Berkshire Hathaway, Inc.,
1.550%, 2–9–18	500	500

		2,067

Regional Banks – 0.5%
BB&T Corp.,
1.450%, 1–12–18	3,422	3,389
PNC Bank N.A.,
2.200%, 1–28–19	4,000	4,002
SunTrust Banks, Inc.,
2.350%, 11–1–18	3,700	3,723

		11,114

Specialized REITs – 0.8%
Aircastle Ltd.,
5.125%, 3–15–21	8,081	8,081
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	8,081	8,263
Crown Castle International Corp.,
5.250%, 1–15–23	1,046	1,067

		17,411

Total Financials – 10.9%		253,714
Health Care
Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5–22–19	6,000	5,975

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	500	483
Medtronic, Inc.,
2.500%, 3–15–20 (B)	3,000	3,008

		3,491

Health Care Supplies – 0.7%
C.R. Bard, Inc.,
1.375%, 1–15–18	4,385	4,334
Cardinal Health, Inc.,
2.400%, 11–15–19	3,900	3,887
Express Scripts Holding Co.,
2.250%, 6–15–19	6,000	5,936
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	1,650	1,644

		15,801

Managed Health Care – 0.4%
Aetna, Inc.,
2.200%, 3–15–19	2,600	2,583
WellPoint, Inc.,
1.875%, 1–15–18	7,200	7,198

		9,781

Pharmaceuticals – 0.9%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	9,500	10,287
Mylan, Inc.,
2.550%, 3–28–19	700	697
Perrigo Co. Ltd.,
2.300%, 11–8–18	9,250	9,243

		20,227

Total Health Care – 2.4%		55,275
Industrials
Aerospace & Defense – 0.5%
General Dynamics Corp.,
1.000%, 11–15–17	1,500	1,485
Northrop Grumman Corp.,
1.750%, 6–1–18	2,060	2,046
TransDigm Group, Inc.,
7.500%, 7–15–21	8,081	8,606

		12,137

Environmental & Facilities Services – 0.3%
Ecolab, Inc.,
1.450%, 12–8–17	5,800	5,757

Industrial Machinery – 0.7%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7–15–19	6,284	6,740
Eaton Corp.,
1.500%, 11–2–17	10,500	10,440

		17,180

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	900	863
Union Pacific Corp.,
2.250%, 2–15–19	1,250	1,266

		2,129

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	2,250	2,250
2.350%, 2–26–19	1,000	993

		3,243

Total Industrials – 1.7%		40,446
Information Technology
Data Processing & Outsourced Services – 0.1%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	1,250	1,243

It Consulting & Other Services – 0.3%
iGATE Corp.,
4.750%, 4–15–19	8,081	8,081

Semiconductors – 0.6%
Broadcom Corp.,
2.700%, 11–1–18	1,000	1,024
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19 (B)	5,500	4,850
Micron Technology, Inc.,
5.500%, 2–1–25 (B)	8,081	8,162

		14,036

Systems Software – 0.4%
CA, Inc.,
2.875%, 8–15–18	2,850	2,898
Oracle Corp.,
2.250%, 10–8–19	5,300	5,338

		8,236

Total Information Technology – 1.4%		31,596
Materials
Diversified Metals & Mining – 0.4%
Anglo American plc,
4.125%, 4–15–21 (B)	2,200	2,207
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9–30–18	1,200	1,205
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	450	445
Glencore Funding LLC,
3.125%, 4–29–19 (B)	3,000	3,007
Teck Resources,
3.000%, 3–1–19	1,700	1,657

		8,521

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	2,100	2,092

Industrial Gases – 0.3%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,233
Praxair, Inc.:
1.250%, 11–7–18	5,600	5,471
3.000%, 9–1–21	1,000	1,023

		7,727

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	1,281	1,326

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,650	1,650
RPM International, Inc.,
3.450%, 11–15–22	1,000	985
Sherwin-Williams Co. (The),
1.350%, 12–15–17	750	745

		3,380

Total Materials – 1.0%		23,046
Telecommunication Services
Integrated Telecommunication Services – 0.6%
AT&T, Inc.,
2.300%, 3–11–19	13,000	12,986

Verizon Communications, Inc.,
2.625%, 2–21–20 (B)	2,468	2,440

		15,426

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	1,400	1,468
Virgin Media Finance plc,
4.875%, 2–15–22	284	262

		1,730

Total Telecommunication Services – 0.7%		17,156
Utilities
Electric Utilities – 0.4%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	4,000	4,010
PPL Energy Supply LLC,
4.600%, 12–15–21	2,800	2,541
Southern Co. (The),
2.450%, 9–1–18	2,800	2,857

		9,408

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	4,000	4,012

Total Utilities – 0.6%		13,420

TOTAL CORPORATE DEBT SECURITIES – 22.4%		$521,910
(Cost: $519,356)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	42	44
5.000%, 1–1–18	26	27
5.500%, 4–1–18	4	4
6.500%, 10–1–28	55	63
6.500%, 2–1–29	8	10
7.000%, 11–1–31	60	72
6.500%, 2–1–32	46	54
7.000%, 2–1–32	68	79
7.000%, 3–1–32	33	39
7.000%, 7–1–32	40	46
6.000%, 9–1–32	170	196
6.500%, 9–1–32	36	42
5.500%, 5–1–33	59	66
5.500%, 6–1–33	35	39

		781

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$781
(Cost: $695)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.8%
U.S. Treasury Notes:
0.375%, 1–15–16	14,000	14,011
0.625%, 7–15–16	8,000	8,015
0.625%, 2–15–17	850	848
0.625%, 5–31–17	8,500	8,450
1.375%, 11–30–18	10,000	9,977

		41,301

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.8%		$41,301
(Cost: $41,249)

SHORT-TERM SECURITIES
Commercial Paper (D) – 8.2%
Air Products and Chemicals, Inc.:
0.130%, 1–20–15	16,655	16,654
0.160%, 1–26–15	5,000	4,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.130%, 1–16–15	10,000	9,999

CVS Caremark Corp.:
0.450%, 1–13–15	15,000	14,997
0.510%, 1–15–15	10,000	9,998
DTE Energy Co. (GTD by Detroit Edison Co.),
0.400%, 1–8–15	8,000	7,999
Federal Home Loan Bank:
0.010%, 1–7–15	10,000	10,000
0.020%, 1–26–15	2,000	2,000
Freddie Mac Discount Notes,
0.020%, 1–14–15	1,300	1,300
General Mills, Inc.:
0.450%, 1–22–15	5,000	4,999
0.350%, 1–27–15	3,000	2,999
Illinois Tool Works, Inc.:
0.120%, 1–8–15	12,000	12,000
0.130%, 1–21–15	5,000	5,000
J.M. Smucker Co. (The),
0.300%, 1–5–15	5,000	5,000
John Deere Capital Corp.,
0.140%, 2–9–15	5,000	4,999
Kimberly-Clark Corp.,
0.070%, 1–13–15	4,724	4,724
L Oreal USA, Inc.,
0.110%, 1–12–15	5,000	5,000
Mondelez International, Inc.,
0.350%, 1–2–15	8,614	8,614
Procter & Gamble Co. (The),
0.120%, 1–13–15	10,000	9,999
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.250%, 1–30–15	5,000	4,999
Sherwin-Williams Co. (The),
0.230%, 1–14–15	15,000	14,999
Siemens Capital Co. LLC (GTD by Siemens AG),
0.150%, 1–15–15	8,900	8,899
St. Jude Medical, Inc.:
0.220%, 1–2–15	3,776	3,776
0.250%, 1–26–15	5,000	4,999
Wal-Mart Stores, Inc.,
0.090%, 1–13–15	3,000	3,000
Walt Disney Co. (The),
0.060%, 2–17–15	3,000	3,000
Wisconsin Gas LLC,
0.170%, 1–8–15	7,500	7,500

		192,452

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (E)	5,169	5,169

Municipal Obligations – 0.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.020%, 1–1–15 (E)	500	500
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank N.A.), 0.030%, 1–7–15 (E)	1,400	1,400
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.), 0.180%, 1–22–15	3,000	3,000
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.), 0.040%, 1–7–15 (E)	15,300	15,300

		20,200

TOTAL SHORT-TERM SECURITIES – 9.3%		$217,821
(Cost: $217,822)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,330,793
(Cost: $1,999,824)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(122)

NET ASSETS – 100.0%		$2,330,671

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $138,273 or 6.1% of net assets.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at December 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,548,980	$—	$—
Corporate Debt Securities	—	507,086	14,824
United States Government Agency Obligations	—	781	—
United States Government Obligations	—	41,301	—
Short-Term Securities	—	217,821	—
Total	$1,548,980	$766,989	$14,824

During the period ended December 31, 2014, securities totaling $5,460 were transferred from Level 2 to Level 3 due to decreased availability of observable market data due to decreased market activity or information for these securities. There were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,999,824

Gross unrealized appreciation	347,911
Gross unrealized depreciation	(16,942)
Net unrealized appreciation	$330,969

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Financials
Diversified Banks – 0.6%
Wells Fargo & Co., 5.850%	173	$4,443

Specialized REITs – 0.3%
Ventas, Inc., 5.450%	100	2,470

Total Financials – 0.9%		6,913

TOTAL PREFERRED STOCKS – 0.9%		$6,913
(Cost: $6,830)

ASSET-BACKED SECURITIES	Principal
America West Airlines, Inc., Pass Through Certificates, Series 1999–1,
7.930%, 1–2–19	$796	881
America West Airlines, Inc., Pass Through Certificates, Series 2000–1,
8.057%, 7–2–20	1,104	1,256
American Airlines Class B Pass Through Certificates, Series 2013–2,
5.600%, 7–15–20 (A)	3,472	3,545
American Airlines, Inc., Class Pass Through Certificates, Series 2011–1,
5.250%, 1–31–21	1,327	1,426
AmeriCredit Automobile Receivables Trust 2012–4, Series C,
4.980%, 1–8–18	2,880	2,902
CarMax Auto Owner Trust 2013–2, Class D,
2.060%, 11–15–19	3,000	2,967
CarMax Auto Owner Trust 2013–4, Class D,
2.600%, 4–15–20	1,935	1,926
Chase Issuance Trust, Series 2014–A2,
2.770%, 3–15–23	5,335	5,427
Citibank Credit Card Issuance Trust, Class 2005–C1,
2.880%, 1–23–23	5,225	5,358
Continental Airlines 2001–1 A-1,
8.048%, 11–1–20	938	1,063
Continental Airlines Pass Through Certificates, Series 2009–2,
7.250%, 11–10–19	589	679
Continental Airlines Pass Through Certificates, Series 2010–1B,
6.000%, 1–12–19	1,083	1,131
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012–1B,
6.250%, 4–11–20	848	886
CountryPlace Manufactured Housing Contract Trust 2005–1:
4.800%, 12–15–35 (A)(B)	335	342
5.200%, 12–15–35 (A)(B)	300	316
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12–10–28	3,884	4,529
6.943%, 1–10–30	1,136	1,377
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012–1A,
4.750%, 5–7–20	1,124	1,200
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012–1B,
6.875%, 5–7–19 (A)	1,744	1,931
Fan Engine Securitization Ltd., Series 2013–1X,
3.000%, 10–15–19 (A)	1,056	1,044
GE Equipment Transportation LLC, Series 2013–2:
1.820%, 10–25–21	3,000	3,009
1.900%, 8–23–22	1,800	1,801
Green Tree Financial Corp., Manufactured Housing Contract, Pass-Through Certificates, Series 1993–3A7,
6.400%, 10–15–18	13	14
Hawaiian Airlines Pass Through Certificates, Series 2013–1,
4.950%, 1–15–22	4,500	4,320
Hyundai Auto Receivables Trust 2014–A, Class D,
2.530%, 7–15–20	1,000	1,000
Origen Manufactured Housing Contract Trust 2004–A,
5.700%, 1–15–35	457	476
Origen Manufactured Housing Contract Trust 2004–B,
5.730%, 11–15–35 (B)	522	545
Origen Manufactured Housing Contract Trust 2005–A,
5.860%, 6–15–36 (B)	57	61

Origen Manufactured Housing Contract Trust 2005–B,
5.910%, 1–15–37	700	738
Seaco Container 2013–1A,
2.980%, 4–17–28 (A)	1,458	1,444
Tal Advantage V LLC:
2.830%, 2–22–38 (A)	1,976	1,954
3.510%, 2–22–39 (A)	866	870
U.S. Airways, Inc. Class A Pass-Through Certificates, Series 2012–1,
5.900%, 10–1–24	903	1,009
U.S. Airways, Inc. Class C Pass-Through Certificates, Series 2012–2,
5.450%, 6–3–18	2,000	2,020
U.S. Airways, Inc., Series 2012–2, Class A,
6.750%, 6–3–21	2,076	2,214
United Airlines Pass-Through Certificates, Series 2014–1B,
4.750%, 4–11–22	1,150	1,136
United Airlines Pass-Through Certificates, Series 2014–2B,
4.625%, 9–3–22	3,615	3,552

TOTAL ASSET-BACKED SECURITIES – 9.2%		$66,349
(Cost: $65,130)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Apparel Retail – 0.4%
Limited Brands, Inc.,
6.625%, 4–1–21	2,340	2,633

Auto Parts & Equipment – 0.4%
Dana Holding Corp.,
6.750%, 2–15–21	1,500	1,586
Delphi Corp.,
6.125%, 5–15–21	300	327
Tenneco, Inc.,
6.875%, 12–15–20	850	899

		2,812

Automotive Retail – 0.4%
AutoNation, Inc.,
5.500%, 2–1–20	2,792	3,062

Household Appliances – 0.3%
Stanley Black & Decker, Inc.,
5.750%, 12–15–53	2,115	2,279

Total Consumer Discretionary – 1.5%		10,786
Consumer Staples
Distillers & Vintners – 0.1%
Constellation Brands, Inc.,
3.875%, 11–15–19	1,000	1,008

Drug Retail – 0.2%
Walgreens Boots Alliance, Inc.,
3.300%, 11–18–21	1,650	1,661

Total Consumer Staples – 0.3%		2,669
Energy
Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating L.P.,
5.750%, 3–1–35	3,116	3,585

Oil & Gas Exploration & Production – 2.9%
Chesapeake Energy Corp.:
3.481%, 4–15–19 (B)	3,625	3,553
4.875%, 4–15–22	1,730	1,682
Chesapeake Midstream Partners L.P. and CHKM Finance Corp.,
6.125%, 7–15–22	2,500	2,656
Cimarex Energy Co.,
5.875%, 5–1–22	1,825	1,898

Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC),
5.000%, 9–15–22	640	619
Denbury Resources, Inc.,
5.500%, 5–1–22	4,960	4,538
Whiting Petroleum Corp.,
5.000%, 3–15–19	2,790	2,609
WPX Energy, Inc.,
5.250%, 9–15–24	3,330	3,097

		20,652

Oil & Gas Refining & Marketing – 2.1%
NuStar Logistics L.P.,
7.900%, 4–15–18 (B)	4,000	4,486
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.),
4.800%, 9–1–20	2,340	2,200
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11–15–44	5,430	5,558
Tesoro Corp.,
4.250%, 10–1–17	2,645	2,731

		14,975

Oil & Gas Storage & Transportation – 4.4%
Access Midstream Partners L.P.,
4.875%, 5–15–23	3,500	3,552
Boardwalk Pipeline Partners L.P.,
5.200%, 6–1–18	2,500	2,620
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
5.750%, 9–15–19	3,975	4,301
Buckeye Partners L.P.,
5.600%, 10–15–44	5,100	4,889
EnLink Midstream Partners L.P.,
5.050%, 4–1–45	2,400	2,319
Regency Energy Partners L.P. and Regency Energy Finance Corp.:
6.500%, 7–15–21	3,000	3,060
5.875%, 3–1–22	3,000	2,992
Spectra Energy Partners L.P.,
4.600%, 6–15–21	795	861
Sunoco Logistics Partners Operations L.P.,
6.850%, 2–15–40	1,265	1,446
Tennessee Gas Pipeline Co.,
8.375%, 6–15–32	4,000	5,256
Williams Partners L.P.,
7.250%, 2–1–17	770	849

		32,145

Total Energy – 9.9%		71,357
Financials
Consumer Finance – 1.8%
American Express Co.,
5.200%, 5–29–49	2,425	2,463
Discover Bank,
8.700%, 11–18–19	458	566
General Motors Financial Co., Inc.:
4.750%, 8–15–17	4,100	4,324
4.375%, 9–25–21	1,080	1,127
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	1,645	1,680
Hyundai Capital Services, Inc.,
4.375%, 7–27–16 (A)	2,000	2,093
Union 13 Leasing LLC,
1.870%, 6–28–24	934	905

		13,158

Diversified Banks – 2.2%
Bank of America Corp.:
5.750%, 12–1–17	2,405	2,658
5.875%, 1–5–21	665	771
6.500%, 10–23–49	3,300	3,359
Bank of America N.A.,
5.300%, 3–15–17	1,469	1,578
Compass Bank,
2.750%, 9–29–19	2,875	2,878
HSBC Bank USA N.A.,
6.000%, 8–9–17	4,235	4,682

		15,926

Diversified REITs – 0.6%
Lexington Realty Trust (GTD by Lepercq Corporate Income Fund L.P.),
4.400%, 6–15–24	4,150	4,196

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The):
6.150%, 4–1–18	2,211	2,482
5.250%, 7–27–21	1,000	1,129
5.700%, 12–29–49	4,000	4,046
Morgan Stanley:
6.250%, 8–28–17	3,200	3,555
5.500%, 1–26–20	1,552	1,746
5.500%, 7–28–21	1,090	1,237
5.450%, 12–29–29	1,650	1,653

		15,848

Life & Health Insurance – 1.4%
Nationwide Financial Services, Inc.,
5.300%, 11–18–44 (A)	4,570	4,821

Pacific LifeCorp,
5.125%, 1–30–43 (A)	1,975	2,172
Symetra Financial Corp.,
6.125%, 4–1–16 (A)	2,755	2,891

		9,884

Other Diversified Financial Services – 3.7%
Citigroup Funding, Inc.,
4.450%, 1–10–17	5,000	5,286
Citigroup, Inc.,
5.800%, 11–29–49	3,350	3,350
ERAC USA Finance LLC,
3.850%, 11–15–24 (A)	1,800	1,825
JPMorgan Chase & Co.,
5.000%, 12–29–49	4,250	4,158
JPMorgan Chase Bank N.A.:
5.875%, 6–13–16	1,170	1,248
6.000%, 7–5–17	215	237
6.000%, 10–1–17	2,368	2,628
TIAA Asset Management Finance Co. LLC:
2.950%, 11–1–19 (A)	2,500	2,505
4.125%, 11–1–24 (A)	2,125	2,177
ULANI MSN 37894,
2.184%, 12–20–24	3,248	3,192

		26,606

Property & Casualty Insurance – 0.2%
Assurant, Inc.,
2.500%, 3–15–18	1,670	1,686

Real Estate Development – 0.8%
ARC Properties Operating Partnership L.P.,
4.600%, 2–6–24	2,000	1,845
ARC Properties Operating Partnership L.P. and Clark Acquisition LLC,
2.000%, 2–6–17	4,450	4,242

		6,087

Real Estate Operating Companies – 0.2%
Helios Leasing I LLC,
2.018%, 5–29–24	1,156	1,129

Regional Banks – 0.5%
Synovus Financial Corp.,
7.875%, 2–15–19	3,025	3,365

Retail REITs – 0.4%
Retail Opportunity Investments Partnership L.P. (GTD by Retail Opportunity Investments Corp.),
4.000%, 12–15–24	3,000	3,006

Specialized REITs – 2.2%
American Tower Trust I,
1.551%, 3–15–18 (A)	5,410	5,346
Crown Castle International Corp.,
6.113%, 1–15–20 (A)	4,050	4,652
Hospitality Properties Trust,
4.650%, 3–15–24	4,000	4,097
Ventas Realty L.P. and Ventas Capital Corp.,
2.700%, 4–1–20	1,867	1,848

		15,943

Total Financials – 16.2%		116,834
Health Care
Biotechnology – 0.5%
Gilead Sciences, Inc.,
4.500%, 2–1–45	2,975	3,180

Health Care Facilities – 0.3%
NYU Hospitals Center,
4.428%, 7–1–42	2,170	2,198

Health Care Supplies – 1.5%
Bio-Rad Laboratories, Inc.,
4.875%, 12–15–20	5,000	5,370
Keysight Technologies, Inc.,
4.550%, 10–30–24 (A)	3,800	3,801
Sinai Health System,
3.034%, 1–20–36	1,895	1,927

		11,098

Pharmaceuticals – 0.2%
Perrigo Finance plc (GTD by Perrigo Co. plc),
3.500%, 12–15–21	1,650	1,669

Total Health Care – 2.5%		18,145
Industrials
Airlines – 0.8%
British Airways plc,
5.625%, 6–20–20 (A)	1,402	1,486
U.S. Airways Group, Inc., Class A,
6.250%, 4–22–23	1,045	1,176
U.S. Airways Group, Inc., Class B,
8.500%, 4–22–17	578	628
United Air Lines, Inc.,
10.400%, 11–1–16	364	404
Virgin Australia 2013-1B Trust,
6.000%, 10–23–20 (A)	1,955	1,994

		5,688

Railroads – 1.0%
BNSF Funding Trust I,
6.613%, 12–15–55	6,280	7,088

Trading Companies & Distributors – 0.3%
AmeriGas Finance Corp. and AmeriGas Finance LLC,
6.750%, 5–20–20	1,500	1,545
AmeriGas Partners L.P. and AmeriGas Finance Corp.,
6.500%, 5–20–21	477	489

		2,034

Trucking – 0.1%
Tagua Leasing LLC,
1.900%, 7–12–24	1,070	1,040

Total Industrials – 2.2%		15,850
Information Technology
Application Software – 0.3%
Intuit, Inc.,
5.750%, 3–15–17	1,780	1,956

Total Information Technology – 0.3%		1,956
Materials
Construction Materials – 0.6%
Martin Marietta Materials, Inc.,
1.357%, 6–30–17 (B)	4,500	4,549

Metal & Glass Containers – 0.6%
Ball Corp.,
5.750%, 5–15–21	3,790	3,970

Specialty Chemicals – 0.6%
Ashland, Inc.,
3.875%, 4–15–18	4,450	4,495

Total Materials – 1.8%		13,014
Telecommunication Services
Integrated Telecommunication Services – 1.5%
Frontier Communications Corp.:
6.250%, 9–15–21	750	754
6.875%, 1–15–25	2,000	2,000
SBA Tower Trust,
2.240%, 4–16–18 (A)	3,120	3,091
Verizon Communications, Inc.:
6.550%, 9–15–43	2,084	2,670
5.012%, 8–21–54 (A)	2,091	2,163

		10,678

Wireless Telecommunication Service – 0.3%
MetroPCS Communications, Inc.,
6.625%, 4–1–23	1,500	1,536
T-Mobile USA, Inc.,
6.500%, 1–15–24	1,000	1,025

		2,561

Total Telecommunication Services – 1.8%		13,239
Utilities
Electric Utilities – 1.5%
AES Corp. (The),
3.234%, 6–1–19 (B)	2,300	2,243
FirstEnergy Corp.,
2.750%, 3–15–18	2,775	2,797
NRG Yield Operating LLC,
5.375%, 8–15–24 (A)	2,790	2,832
Southwestern Electric Power Co.,
5.550%, 1–15–17	2,395	2,586

		10,458

Gas Utilities – 0.2%
Suburban Propane Partners L.P. and Suburban Energy Finance Corp.,
5.500%, 6–1–24	1,845	1,780

Multi-Utilities – 0.5%
Dominion Resources, Inc.,
5.750%, 10–1–54	3,300	3,443

Total Utilities – 2.2%		15,681

TOTAL CORPORATE DEBT SECURITIES – 38.7%		$279,531
(Cost: $274,945)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 5.8%
7 WTC Depositor LLC Trust 2012–WTC Commercial Mortgage Pass-Through Certificates, Series 2012–7WTC,
4.082%, 3–13–31 (A)	1,847		1,897
BAMLL Commercial Mortgage Securities Trust 2014–520M, Class A,
4.185%, 8–15–46 (A)(B)	6,130		6,640
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)(C)	31		—	*
0.000%, 3–25–12 (A)(C)	10		—	*
7.540%, 5–31–17 (A)(C)	—	*	—
BB-UBS Trust 2012–SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class A,
3.430%, 11–5–36 (A)	2,850		2,900
BB-UBS Trust 2012–SHOW, Commercial Mortgage Pass-Through Certificates, Series 2012 Class D,
4.026%, 11–5–36 (A)(B)	1,425		1,396
Bear Stearns Commercial Mortgage Securities Trust 2004–PWR4,
5.468%, 6–11–41 (B)	40		40
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013–SMPA,
2.110%, 1–12–30 (A)	1,249		1,263
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2013–SMPD,
2.911%, 1–12–30 (A)(B)	1,240		1,243
Extended Stay America Trust Commercial Mortgage Pass-Through Certificates, Series 2013–ESH MZ,
2.295%, 12–5–31 (A)	2,000		1,973
GS Mortgage Securities Corp. Trust Commercial Mortgage Pass-Through Certificates, Series 2012–BWTR,
3.440%, 11–5–34 (A)(B)	1,000		988
Hometown Commercial Capital LLC, Hometown Commercial Mortgage Pass-Through Notes 2006–1,
5.506%, 11–11–38 (A)	721		582
Hometown Commercial Trust 2007–1, Commercial Mortgage-Backed Notes, Series 2007–1,
6.057%, 6–11–39 (A)	142		93
JPMorgan Chase Commercial Mortgage Securities Trust 2009–IWST, Commercial Mortgage Pass-Through Certificates, Series 2009–IWST:
1.937%, 12–5–27 (A)(B)	5,854		492
7.151%, 12–5–27 (A)	1,425		1,724
7.694%, 12–5–27 (A)(B)	2,600		3,159
Multi Security Asset Trust L.P., Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005–RR4:
5.000%, 11–28–35 (A)	151		151
5.270%, 11–28–35 (A)	2,000		2,022
5.880%, 11–28–35 (A)(B)	1,280		1,252
UBS-Barclays Commerical Mortgage Trust, Series 2012–C3 A4,
3.091%, 8–10–49	2,885		2,927
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010–VNO,
5.280%, 9–13–28 (A)	1,200		1,348
Wells Fargo Commerical Mortgage Trust, Series 2012–LC5 A3,
2.918%, 10–15–45	3,173		3,196
WFRBS Commercial Mortgage Trust 2001–C2 A-2,
3.791%, 2–15–44 (A)	1,485		1,517
WFRBS Commercial Mortgage Trust 2011–C5,
3.667%, 11–15–44 (B)	1,135		1,202
WFRBS Commercial Mortgage Trust 2012–C10, Class A-3,
2.870%, 11–15–45	3,539		3,545

			41,550

Other Mortgage-Backed Securities – 2.6%
ABFS Mortgage Loan Trust 2001–2,
7.490%, 12–25–31 (B)	348		309

Banc of America Alternative Loan Trust 2003–05,
5.500%, 7–25–33	31	—	*
Banc of America Mortgage Trust 2004–03,
4.875%, 4–25–19	63	61
Bank of America Mortgage Securities, Inc., Mortgage Pass-Through Certificates, Series 2003–3,
5.500%, 5–25–33	483	498
Bear Stearns Mortgage Securities, Inc.,
8.000%, 11–25–29	151	121
C-Bass 2006–MH1 Trust:
5.574%, 10–25–36 (A)(B)	3,300	3,561
6.240%, 10–25–36 (A)(B)	72	73
CHL Mortgage Pass-Through Trust 2004–J4,
5.250%, 5–25–34	142	139
Collateralized Mortgage Obligation Trust,
5.000%, 7–1–18	5	5
Connecticut Avenue Securities, Series 2013–C01,
1.120%, 5–25–24 (B)	1,401	1,374
Credit Suisse Mortgage Trust 2014–ICE, Class C,
1.705%, 4–15–27 (A)(B)	4,225	4,225
CWHEQ Home Equity Loan Trust, Series 2007–S2,
5.934%, 5–25–37 (B)	304	274
First Horizon Mortgage Pass-Through Trust 2007–4,
5.500%, 8–25–22	62	59
GMACM Home Equity Loan Trust 2007–HE1,
5.952%, 8–25–37 (B)	570	509
JPMorgan Mortgage Trust 2004–A3,
2.506%, 7–25–34 (B)	186	187
Mellon Residential Funding,
6.750%, 6–25–28	1	1
Merrill Lynch Mortgage Investors, Inc., Mortgage Pass-Through Certificates, Series 1997–C2,
6.250%, 12–10–29	464	465
Morgan Stanley Capital I Trust 2012–C4,
3.773%, 3–15–45	945	981
Morgan Stanley Capital I Trust 2012–STAR, Class A-2,
3.201%, 8–5–34 (A)	1,350	1,369
Morgan Stanley Capital I Trust 2012–STAR, Class B,
3.451%, 8–5–34 (A)	930	943
Morgan Stanley Capital I Trust, Series 2012–C4,
1.085%, 3–15–45	213	214
Prudential Home Mortgage Securities:
6.730%, 4–28–24 (A)(B)	1	1
7.920%, 9–28–24 (A)(B)	2	2
RASC, Series 2003–KS10 Trust,
6.410%, 12–25–33	159	99
RFMSI, Series 2004–S5 Trust,
4.500%, 5–25–19	104	94
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997–HUD1,
7.085%, 12–25–30 (B)	742	531
SoFi Professional Loan Program LLC, Series 2014–B, Class A-2,
2.550%, 8–27–29 (A)	1,250	1,249
Structured Asset Mortgage Investments, Inc.,
2.405%, 5–2–30 (B)	6	2
TimberStar Trust I,
6.208%, 10–15–36 (A)	1,560	1,621

		18,967

TOTAL MORTGAGE-BACKED SECURITIES – 8.4%		$60,517
(Cost: $61,032)

MUNICIPAL BONDS – TAXABLE
Alabama – 0.1%
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013T,
3.435%, 12–15–25	470	490

Florida – 0.1%
Sarasota Cnty, FL, Cap Impvt Rev Bonds, Ser 2010A,
7.016%, 10–1–40	520	613

New York – 0.9%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser,
4.926%, 10–1–51	3,190	3,654
Port Auth of NY & NJ Consolidated Bonds, Ser 174,
4.458%, 10–1–62	3,000	3,177

		6,831

Washington – 0.2%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A,
5.450%, 9–1–40	1,205	1,376

TOTAL MUNICIPAL BONDS – TAXABLE – 1.3%		$9,310
(Cost: $8,269)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal Farm Credit Bank,
2.990%, 2–4–28	5,600	5,422

Mortgage-Backed Obligations – 24.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.655%, 8–25–24 (B)	2,500	2,487
2.370%, 9–25–24 (B)	4,000	3,907
5.300%, 1–15–33	126	136
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 12–1–17	72	76
5.500%, 9–1–19	115	123
5.000%, 4–1–23	396	426
1.820%, 8–25–24	2,616	2,619
3.500%, 8–1–26	862	913
2.500%, 3–1–28	833	849
2.500%, 4–1–28	816	831
5.000%, 5–1–29	84	93
3.500%, 5–1–32	1,715	1,805
6.500%, 9–1–32	59	68
6.000%, 11–1–33	81	93
5.500%, 5–1–34	636	717
6.500%, 5–1–34	160	190
5.500%, 6–1–34	212	239
5.000%, 9–1–34	4	5
5.500%, 9–1–34	7	8
5.500%, 10–1–34	278	314
5.500%, 7–1–35	97	109
5.000%, 8–1–35	102	113
5.500%, 10–1–35	93	105
5.000%, 11–1–35	220	242
5.000%, 12–1–35	69	77
6.500%, 7–1–36	106	120
7.000%, 12–1–37	100	111
5.500%, 2–1–39	495	556
5.000%, 11–1–39	225	253
5.000%, 1–1–40	1,296	1,451
5.000%, 3–1–40	1,949	2,189
5.000%, 4–1–40	414	460
5.000%, 8–1–40	435	481
4.000%, 10–1–40	1,142	1,223
4.000%, 11–1–40	1,071	1,155
4.500%, 1–1–41	1,274	1,388
4.000%, 2–1–41	2,031	2,179
4.000%, 3–1–41	623	671
4.500%, 3–1–41	583	638
4.500%, 4–1–41	1,439	1,584
4.000%, 6–1–41	686	739
4.000%, 8–1–41	543	582
4.000%, 11–1–41	5,720	6,128
3.500%, 1–1–42	2,292	2,397
3.500%, 3–1–42	2,325	2,425
3.000%, 8–1–42	1,618	1,636
3.500%, 8–1–42	4,147	4,321
3.000%, 1–1–43	1,775	1,796
3.000%, 2–1–43	2,205	2,234
3.500%, 11–1–44	6,979	7,260

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	11	11
6.000%, 1–1–18	36	38
5.500%, 2–1–18	43	45
5.500%, 3–1–18	8	9
5.000%, 5–1–18	157	166
5.000%, 6–1–18	36	38
5.000%, 7–1–18	17	18
5.000%, 10–1–18	109	115
5.500%, 9–1–19	40	43
3.000%, 9–1–22	1,238	1,292
5.000%, 7–1–23	203	224
6.000%, 8–1–23	233	256
5.500%, 2–1–24	80	89
3.500%, 1–1–25 TBA	125	132
4.500%, 4–1–25	366	395
3.500%, 11–1–25	557	592
3.500%, 6–1–26	945	1,001
2.500%, 11–1–27	1,627	1,652
3.000%, 1–1–28	3,130	3,252
2.500%, 1–1–29	705	718
6.000%, 8–1–29	71	82
7.500%, 5–1–31	30	34
7.000%, 9–1–31	10	11
7.000%, 11–1–31	117	139
6.500%, 12–1–31	12	14
6.500%, 2–1–32	128	150
7.000%, 2–1–32	94	112
7.000%, 3–1–32	149	177
6.500%, 4–1–32	24	28
6.500%, 5–1–32	53	62
6.500%, 7–1–32	17	20
6.500%, 8–1–32	25	29
6.000%, 9–1–32	27	31
6.500%, 9–1–32	63	73
6.000%, 10–1–32	495	567
6.500%, 10–1–32	55	63
6.000%, 11–1–32	391	451
3.500%, 12–1–32	2,409	2,540
6.000%, 3–1–33	631	729
5.500%, 4–1–33	364	412
6.000%, 4–1–33	35	40
5.500%, 5–1–33	49	56
6.000%, 6–1–33	208	236
6.500%, 8–1–33	19	21
6.000%, 10–1–33	43	48
6.000%, 12–1–33	109	125
5.500%, 1–1–34	116	130
5.500%, 1–1–34	112	126
6.000%, 1–1–34	74	85
5.000%, 3–1–34	419	464
5.000%, 3–1–34	53	58
5.500%, 3–1–34	45	51
5.500%, 4–1–34	46	52
5.000%, 5–1–34	29	32
6.000%, 8–1–34	105	120
5.500%, 9–1–34	305	346
6.000%, 9–1–34	126	143
6.500%, 9–1–34	203	231
5.500%, 11–1–34	477	536
6.000%, 11–1–34	195	223
6.500%, 11–1–34	13	15
5.000%, 12–1–34	671	743
5.500%, 1–1–35	342	386
5.500%, 1–1–35	120	134
5.500%, 2–1–35	802	910
5.500%, 2–1–35	114	128
6.500%, 3–1–35	237	279
5.000%, 4–1–35	127	140
5.500%, 4–1–35	211	237
4.500%, 5–1–35	455	496
5.500%, 6–1–35	12	13
4.500%, 7–1–35	374	407
5.000%, 7–1–35	762	844
5.000%, 7–1–35	157	174
5.500%, 7–1–35	103	115
5.500%, 8–1–35	15	17
5.500%, 10–1–35	423	476
5.500%, 11–1–35	280	314
5.500%, 12–1–35	292	328
5.000%, 2–1–36	73	80
5.500%, 2–1–36	277	301
6.500%, 2–1–36	67	76
5.500%, 9–1–36	327	368
5.500%, 11–1–36	161	181
6.000%, 11–1–36	97	110
6.000%, 1–1–37	78	89
6.000%, 5–1–37	174	200
5.500%, 6–1–37	83	95
6.000%, 8–1–37	96	109
6.000%, 9–1–37	112	129
7.000%, 10–1–37	17	18
5.500%, 3–1–38	296	335
5.000%, 4–1–38	380	429
5.500%, 5–1–38	174	194
6.000%, 10–1–38	343	391
6.000%, 12–1–38	184	208
4.000%, 1–1–39 TBA	1,300	1,387

4.500%, 6–1–39	238	261
5.000%, 12–1–39	520	587
5.500%, 12–1–39	378	428
5.000%, 3–1–40	1,343	1,502
6.000%, 6–1–40	202	229
4.500%, 10–1–40	1,181	1,284
4.000%, 12–1–40	1,635	1,748
3.500%, 4–1–41	2,493	2,607
4.000%, 4–1–41	1,576	1,697
4.500%, 4–1–41	2,794	3,068
5.000%, 4–1–41	332	374
4.500%, 7–1–41	1,573	1,716
4.000%, 8–1–41	1,227	1,310
4.000%, 9–1–41	1,925	2,068
4.000%, 10–1–41	1,933	2,076
3.500%, 11–1–41	4,095	4,286
3.500%, 1–1–42 TBA	18,898	19,700
3.000%, 3–1–42	1,540	1,560
3.500%, 8–1–42	2,533	2,649
3.000%, 9–1–42	2,554	2,587
3.000%, 1–1–43	5,195	5,252
3.500%, 2–1–43	1,764	1,849
3.500%, 3–1–43	2,586	2,707
3.000%, 5–1–43	8,812	8,922
4.000%, 1–1–44	1,504	1,625
Government National Mortgage Association Agency REMIC/CMO:
0.362%, 3–16–34 (B)(D)	198	—	*
0.643%, 7–16–40 (B)(D)	177	2
0.000%, 3–16–42 (B)(D)(E)	692	—	*
0.362%, 6–17–45 (B)(D)	1,548	17
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7–15–24	64	70
4.000%, 8–20–31	839	888
5.000%, 7–15–33	223	248
5.000%, 7–15–34	183	203
5.500%, 12–15–34	230	259
5.000%, 1–15–35	274	304
5.000%, 12–15–35	420	464
4.000%, 6–20–36	1,194	1,262
5.500%, 7–15–38	215	240
5.500%, 10–15–38	264	301
5.500%, 2–15–39	127	143
5.000%, 12–15–39	191	213
5.000%, 1–15–40	1,365	1,516
4.500%, 6–15–40	638	709
5.000%, 7–15–40	499	552
4.000%, 12–20–40	716	779
4.000%, 1–15–41	1,084	1,163
4.000%, 10–15–41	651	703
3.500%, 10–20–43	2,803	2,944
3.000%, 1–15–45	365	373
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995–1, Class 1,
7.230%, 2–15–25 (B)	87	99
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995–1, Class 2,
7.793%, 2–15–25	27	30

		175,885

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 25.1%		$181,307
(Cost: $179,009)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 13.1%
U.S. Treasury Bonds:
5.375%, 2–15–31 (F)	4,940	6,890
3.125%, 8–15–44	21,470	23,114
U.S. Treasury Notes:
0.250%, 2–29–16	5,330	5,323
0.875%, 5–15–17	1,960	1,960
0.875%, 1–31–18	10,020	9,935
1.625%, 12–31–19	15,160	15,138
2.000%, 10–31–21	20,290	20,336
2.250%, 11–15–24	11,915	11,995

		94,691

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 13.1%		$94,691
(Cost: $92,023)

SHORT-TERM SECURITIES
Commercial Paper(G) – 6.0%
Campbell Soup Co.,
0.350%, 1–16–15	10,000	9,998
CVS Caremark Corp.,
0.450%, 1–13–15	2,000	2,000

Exxon Mobil Corp.,
0.010%, 1–2–15	1,083	1,083
General Mills, Inc.,
0.350%, 1–27–15	1,000	1,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.230%, 1–27–15	10,000	9,998
Illinois Tool Works, Inc.:
0.120%, 1–8–15	3,000	3,000
0.120%, 1–14–15	5,000	5,000
J.M. Smucker Co. (The),
0.300%, 1–5–15	5,000	5,000
NBCUniversal Enterprise, Inc.,
0.340%, 1–13–15	5,000	4,999
Wal-Mart Stores, Inc.,
0.090%, 1–13–15	1,000	1,000

		43,078

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (H)	3,754	3,754

TOTAL SHORT-TERM SECURITIES – 6.5%		$46,832
(Cost: $46,832)

TOTAL INVESTMENT SECURITIES – 103.2%		$745,450
(Cost: $734,070)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.2)%		(23,007)

NET ASSETS – 100.0%		$722,443

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $98,979 or 13.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(E)	Zero coupon bond.

(F)	All or a portion of securities with an aggregate value of $391 have been pledged as collateral on open futures contracts.

(G)	Rate shown is the yield to maturity at December 31, 2014.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Short	3-31-15	176	$(22,316)	$(167)
U.S. Treasury Long Bond	Short	3-31-15	61	(8,819)	(271)
				$(31,135)	$(438)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$6,913	$—	$—
Asset-Backed Securities	—	65,305	1,044
Corporate Debt Securities	—	279,531	—
Mortgage-Backed Securities	—	60,515	2
Municipal Bonds	—	9,310	—
United States Government Agency Obligations	—	181,307	—	*
United States Government Obligations	—	94,691	—
Short-Term Securities	—	46,832	—
Total	$6,913	$737,491	$1,046
Liabilities
Futures Contracts	$438	$—	$—

During the period ended December 31, 2014, securities totaling $3 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. Securities totaling $8,789 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TBA = To Be Announced

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$734,070

Gross unrealized appreciation	19,469
Gross unrealized depreciation	(8,089)
Net unrealized appreciation	$11,380

SCHEDULE OF INVESTMENTS Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.0%
Polo Ralph Lauren Corp.	63	$11,572

Auto Parts & Equipment – 1.5%
Delphi Automotive plc	234	16,980

Automobile Manufacturers – 1.4%
Ford Motor Co.	1,027	15,925

Broadcasting – 1.8%
CBS Corp., Class B	359	19,863

Cable & Satellite – 5.5%
Charter Communications, Inc., Class A (A)	109	18,143
Comcast Corp., Class A	389	22,589
Time Warner Cable, Inc.	139	21,106

		61,838

General Merchandise Stores – 2.8%
Dollar General Corp. (A)	439	31,016

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	228	23,891

Hotels, Resorts & Cruise Lines – 1.4%
Hilton Worldwide Holdings, Inc. (A)	598	15,612

Internet Retail – 1.0%
Amazon.com, Inc. (A)	37	11,576

Motorcycle Manufacturers – 1.9%
Harley-Davidson, Inc.	323	21,269

Restaurants – 0.9%
Chipotle Mexican Grill, Inc., Class A (A)	15	10,405

Total Consumer Discretionary – 21.3%		239,947
Consumer Staples
Brewers – 2.6%
Anheuser-Busch InBev S.A. ADR	260	29,158

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	172	24,324

Tobacco – 1.8%
Philip Morris International, Inc.	253	20,605

Total Consumer Staples – 6.6%		74,087
Energy
Oil & Gas Exploration & Production – 2.9%
Cabot Oil & Gas Corp.	569	16,836
Noble Energy, Inc.	340	16,117

		32,953

Oil & Gas Refining & Marketing – 1.7%
Phillips 66	261	18,721

Oil & Gas Storage & Transportation – 1.8%
MarkWest Energy Partners L.P.	310	20,822

Total Energy – 6.4%		72,496
Financials
Consumer Finance – 1.2%
Capital One Financial Corp.	167	13,761

Diversified Banks – 3.1%
Bank of America Corp.	1,984	35,499

Multi-Line Insurance – 2.7%
American International Group, Inc.	543	30,397

Other Diversified Financial Services – 3.8%
Citigroup, Inc.	783	42,384

Total Financials – 10.8%		122,041
Health Care
Biotechnology – 2.3%
Alexion Pharmaceuticals, Inc. (A)	75	13,822
Biogen Idec, Inc. (A)	35	11,881

		25,703

Health Care Equipment – 3.0%
Medtronic, Inc.	477	34,418

Managed Health Care – 2.3%
Humana, Inc.	180	25,810

Pharmaceuticals – 9.8%
Actavis plc (A)	100	25,792
Bristol-Myers Squibb Co.	469	27,691
Shire Pharmaceuticals Group plc ADR	141	29,862
Teva Pharmaceutical Industries Ltd. ADR	465	26,765

		110,110

Total Health Care – 17.4%		196,041
Industrials
Industrial Machinery – 1.2%
Flowserve Corp.	232	13,869

Railroads – 7.1%
Canadian Pacific Railway Ltd.	175	33,760
Kansas City Southern	199	24,272
Union Pacific Corp.	188	22,396

		80,428

Total Industrials – 8.3%		94,297
Information Technology
Application Software – 3.9%
Adobe Systems, Inc. (A)	366	26,572
Autodesk, Inc. (A)	291	17,454

		44,026

Data Processing & Outsourced Services – 4.5%
Alliance Data Systems Corp. (A)	58	16,664
MasterCard, Inc., Class A	394	33,956

		50,620

Semiconductor Equipment – 4.5%
Applied Materials, Inc.	2,031	50,600

Semiconductors – 1.8%
Texas Instruments, Inc.	377	20,140

Systems Software – 2.1%
Microsoft Corp.	524	24,321

Total Information Technology – 16.8%		189,707
Materials
Diversified Chemicals – 1.6%
PPG Industries, Inc.	80	18,446

Industrial Gases – 1.0%
Air Products and Chemicals, Inc.	78	11,250

Total Materials – 2.6%		29,696
Telecommunication Services
Alternative Carriers – 1.3%
Level 3 Communications, Inc. (A)	294	14,508

Wireless Telecommunication Service – 2.0%
American Tower Corp., Class A	226	22,310

Total Telecommunication Services – 3.3%		36,818

TOTAL COMMON STOCKS – 93.5%		$1,055,130
(Cost: $851,256)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 5.3%
Air Products and Chemicals, Inc.,
0.160%, 1–26–15	$5,000	4,999
BorgWarner, Inc.,
0.350%, 1–16–15	10,000	9,998
General Mills, Inc.,
0.490%, 1–21–15	10,000	9,997
Illinois Tool Works, Inc.:
0.120%, 1–8–15	5,000	5,000
0.130%, 1–21–15	5,000	5,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.140%, 1–28–15	7,000	6,999
Kimberly-Clark Corp.,
0.070%, 1–13–15	939	939
Mondelez International, Inc.,
0.350%, 1–2–15	5,014	5,014
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.250%, 1–30–15	6,047	6,046
Wisconsin Gas LLC,
0.150%, 1–7–15	5,000	5,000

		58,992

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (C)	2,756	2,756

TOTAL SHORT-TERM SECURITIES – 5.5%		$61,748
(Cost: $61,749)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,116,878
(Cost: $913,005)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		10,835

NET ASSETS – 100.0%		$1,127,713

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,055,130	$—	$—
Short-Term Securities	—	61,748	—
Total	$1,055,130	$61,748	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$913,005

Gross unrealized appreciation	213,772
Gross unrealized depreciation	(9,899)
Net unrealized appreciation	$203,873

SCHEDULE OF INVESTMENTS Ivy Cundill Global Value Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Energy – 0.0%
HRT Participacoes Em Petroleo S.A. (A)	28	$49

Financials – 0.9%
BR Properties S.A.	821	3,167

Total Brazil – 0.9%		$3,216
Canada
Energy – 2.4%
EnCana Corp.	594	8,244

Total Canada – 2.4%		$8,244
France
Industrials – 4.7%
Compagnie de Saint-Gobain	160	6,791
Vallourec	85	2,304
Vinci	135	7,360

		16,455

Total France – 4.7%		$16,455
Germany
Consumer Discretionary – 2.2%
adidas AG	110	7,618

Financials – 4.4%
Munchener Ruckversicherungs- Gesellschaft AG, Registered Shares	77	15,373

Total Germany – 6.6%		$22,991
Greece
Consumer Discretionary – 0.2%
Intralot S.A. Integrated Lottery Systems and Services (A)	626	822

Financials – 1.4%
EFG Eurobank Ergasias S.A. (A)	21,438	4,789

Total Greece – 1.6%		$5,611
Hong Kong
Financials – 4.2%
Cheung Kong (Holdings) Ltd.	158	2,646
First Pacific Co. Ltd.	6,167	6,090
Henderson Land Development Co. Ltd.	845	5,875

		14,611

Total Hong Kong – 4.2%		$14,611
Italy
Consumer Discretionary – 4.6%
Mediaset S.p.A. (A)	3,881	15,969

Total Italy – 4.6%		$15,969
Japan
Consumer Discretionary – 6.7%
Honda Motor Co. Ltd.	205	6,006
SANKYO Co. Ltd.	391	13,402
Sega Sammy Holdings, Inc.	299	3,827

		23,235

Total Japan – 6.7%		$23,235
Netherlands
Industrials – 1.3%
TNT Express N.V.	821	4,596

Total Netherlands – 1.3%		$4,596
South Korea
Consumer Discretionary – 2.1%
Hyundai Motor Co. (A)	49	7,430

Consumer Staples – 3.2%
Korea Tobacco & Ginseng Corp. (A)	70	4,830
Nongshim Co. Ltd. (A)	27	6,170

		11,000

Industrials – 2.5%
LG Corp. (A)	154	8,561

Materials – 5.1%
POSCO	56	14,136
POSCO ADR	54	3,452

		17,588

Total South Korea – 12.9%		$44,579
United Kingdom
Energy – 0.9%
BP plc ADR	86	3,281

Industrials – 2.6%
Group 4 Securicor plc	2,059	8,881

Total United Kingdom – 3.5%		$12,162

United States
Consumer Discretionary – 5.6%
GameStop Corp., Class A	190	6,409
News Corp., Class A (A)	819	12,852

		19,261

Energy – 4.2%
Apache Corp.	14	853
Chesapeake Energy Corp.	233	4,566
Rowan Companies, Inc.	254	5,930
Transocean Ltd.	177	3,235

		14,584

Financials – 17.6%
American International Group, Inc.	400	22,426
Bank of America Corp.	990	17,711
Citigroup, Inc.	386	20,906

		61,043

Information Technology – 2.5%
Microsoft Corp.	190	8,816

Total United States – 29.9%		$103,704

TOTAL COMMON STOCKS – 79.3%		$275,373
(Cost: $247,338)

PREFERRED STOCKS
United States
Energy – 3.1%
Chesapeake Energy Corp., 5.75% Cumulative (B)	10	10,725

Total United States – 3.1%		$10,725

TOTAL PREFERRED STOCKS – 3.1%		$10,725
(Cost: $10,733)

CORPORATE DEBT SECURITIES	Principal
Canada
Telecommunication Services – 2.7%
BlackBerry Ltd., Convertible
6.000%, 11–13–20	$7,020	9,242

Total Canada – 2.7%		$9,242

TOTAL CORPORATE DEBT SECURITIES – 2.7%		$9,242
(Cost: $7,020)

OTHER GOVERNMENT SECURITIES (C)
Greece – 0.1%
Hellenic Republic:
2.000%, 2–24–23 (D)	EUR18	14
2.000%, 2–24–24 (D)	18	14
2.000%, 2–24–25 (D)	18	13
2.000%, 2–24–26 (D)	18	12
2.000%, 2–24–27 (D)	18	12
2.000%, 2–24–28 (D)	19	12
2.000%, 2–24–29 (D)	19	12
2.000%, 2–24–30 (D)	19	12
2.000%, 2–24–31 (D)	19	12
2.000%, 2–24–32 (D)	19	12
2.000%, 2–24–33 (D)	19	12
2.000%, 2–24–34 (D)	19	12
2.000%, 2–24–35 (D)	19	12
2.000%, 2–24–36 (D)	19	12
2.000%, 2–24–37 (D)	19	11
2.000%, 2–24–38 (D)	19	11
2.000%, 2–24–39 (D)	19	11
2.000%, 2–24–40 (D)	19	12
2.000%, 2–24–41 (D)	19	12
2.000%, 2–24–42 (D)	19	12
0.000%, 10–15–42 (D)(E)	378	3

		245

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$245
(Cost: $94)

SHORT-TERM SECURITIES
United States Government Agency Obligations – 12.1%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 1–7–15 (F)	$41,894	41,895

TOTAL SHORT-TERM SECURITIES – 12.1%		$41,895
(Cost: $41,894)

TOTAL INVESTMENT SECURITIES – 97.3%		$337,480
(Cost: $307,079)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.7%		9,534

NET ASSETS – 100.0%		$347,014

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $10,725 or 3.1% of net assets.

(C)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro).

(E)	Zero coupon bond.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	600,000	U.S. Dollar	5,697	1-7-15	Citibank N.A.	$688	$—
Japanese Yen	653,000	U.S. Dollar	6,203	1-7-15	Morgan Stanley International	751	—
Japanese Yen	1,233,900	U.S. Dollar	10,435	6-3-15	Morgan Stanley International	117	—
						$1,556	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$19,261	$55,074	$—
Consumer Staples	—	11,000	—
Energy	26,158	—	—
Financials	64,210	34,773	—
Industrials	—	38,493	—
Information Technology	8,816	—	—
Materials	3,452	14,136	—
Total Common Stocks	$121,897	$153,476	$—
Preferred Stocks	—	10,725	—
Corporate Debt Securities	—	—	9,242
Other Government Securities	—	245	—
Short-Term Securities	—	41,895	—
Total	$121,897	$206,341	$9,242
Forward Foreign Currency Contracts	$—	$1,556	$—

During the period ended December 31, 2014, securities totaling $149,716 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities
Beginning Balance 4-1-14	$7,117
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	2,125
Purchases	—
Sales	—
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	7,020
Transfers out of Level 3 during the period	(7,020)
Ending Balance 12-31-14	$9,242
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$2,222

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$9,242	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,079

Gross unrealized appreciation	52,923
Gross unrealized depreciation	(22,522)
Net unrealized appreciation	$30,401

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 1.9%
Omnicom Group, Inc.	102	$7,890

Apparel Retail – 2.0%
Limited Brands, Inc.	101	8,729

Automobile Manufacturers – 1.8%
Ford Motor Co.	491	7,611

Cable & Satellite – 2.6%
Comcast Corp., Class A	156	9,061
Time Warner Cable, Inc.	14	2,159

		11,220

Casinos & Gaming – 1.0%
Wynn Resorts Ltd.	28	4,215

Consumer Electronics – 1.1%
Garmin Ltd.	87	4,596

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	88	9,206

Specialty Stores – 1.3%
Tiffany & Co.	50	5,389

Total Consumer Discretionary – 13.9%		58,856
Consumer Staples
Brewers – 2.2%
Anheuser-Busch InBev S.A. ADR	84	9,401

Packaged Foods & Meats – 1.0%
Mead Johnson Nutrition Co.	42	4,223

Tobacco – 1.7%
Philip Morris International, Inc.	86	7,025

Total Consumer Staples – 4.9%		20,649
Energy
Integrated Oil & Gas – 1.6%
Occidental Petroleum Corp.	81	6,497

Oil & Gas Equipment & Services – 1.0%
Schlumberger Ltd.	49	4,228

Oil & Gas Storage & Transportation – 5.0%
Energy Transfer Equity L.P.	145	8,297
MarkWest Energy Partners L.P.	119	8,016
Plains GP Holdings L.P., Class A	193	4,965

		21,278

Total Energy – 7.6%		32,003
Financials
Asset Management & Custody Banks – 1.0%
Northern Trust Corp.	63	4,229

Diversified Banks – 2.7%
Wells Fargo & Co.	204	11,194

Industrial REITs – 1.5%
ProLogis	149	6,401

Other Diversified Financial Services – 5.2%
Citigroup, Inc.	178	9,610
JPMorgan Chase & Co.	196	12,263

		21,873

Property & Casualty Insurance – 2.0%
ACE Ltd.	75	8,633

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	79	7,166

Specialized REITs – 1.7%
Crown Castle International Corp.	90	7,107

Total Financials – 15.8%		66,603
Health Care
Health Care Equipment – 3.0%
Medtronic, Inc.	173	12,516

Pharmaceuticals – 11.9%
Bristol-Myers Squibb Co.	213	12,592
Johnson & Johnson	78	8,156
Merck & Co., Inc.	118	6,678
Pfizer, Inc.	302	9,403
Teva Pharmaceutical Industries Ltd. ADR	234	13,463

		50,292

Total Health Care – 14.9%		62,808
Industrials
Aerospace & Defense – 4.5%
Boeing Co. (The)	62	8,026
Honeywell International, Inc.	109	10,902

		18,928

Commercial Printing – 1.0%
Corrections Corp. of America	114	4,139

Construction Machinery & Heavy Trucks – 3.4%
Allison Transmission Holdings, Inc.	213	7,211
Caterpillar, Inc.	82	7,462

		14,673

Industrial Machinery – 2.5%
Eaton Corp.	158	10,751

Railroads – 2.6%
Union Pacific Corp.	92	10,906

Research & Consulting Services – 1.5%
Nielsen Holdings N.V.	141	6,298

Total Industrials – 15.5%		65,695
Information Technology
Data Processing & Outsourced Services – 1.3%
Paychex, Inc.	121	5,586

Semiconductor Equipment – 3.5%
Applied Materials, Inc.	592	14,744

Semiconductors – 4.3%
Analog Devices, Inc.	119	6,582
Microchip Technology, Inc.	141	6,340
Texas Instruments, Inc.	101	5,387

		18,309

Systems Software – 2.4%
Microsoft Corp.	215	9,996

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	72	7,947
Seagate Technology	79	5,264

		13,211

Total Information Technology – 14.6%		61,846
Materials
Diversified Chemicals – 3.7%
Dow Chemical Co. (The)	145	6,600
PPG Industries, Inc.	39	8,899

		15,499

Industrial Gases – 1.0%
Airgas, Inc.	37	4,204

Total Materials – 4.7%		19,703
Utilities
Electric Utilities – 1.7%
PPL Corp.	194	7,064

Total Utilities – 1.7%		7,064

TOTAL COMMON STOCKS – 93.6%		$395,227
(Cost: $291,046)

SHORT-TERM SECURITIES	Principal
Commercial Paper(A) – 6.2%
Air Products and Chemicals, Inc.,
0.130%, 1–20–15	$7,345	7,344
Campbell Soup Co.,
0.350%, 1–16–15	10,000	9,998
Diageo Capital plc (GTD by Diageo plc),
0.410%, 1–8–15	5,000	5,000
Exxon Mobil Corp.,
0.010%, 1–2–15	858	858
J.M. Smucker Co. (The),
0.300%, 1–5–15	1,721	1,721
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.150%, 1–23–15	1,500	1,500

		26,421

TOTAL SHORT-TERM SECURITIES – 6.2%		$26,421
(Cost: $26,421)

TOTAL INVESTMENT SECURITIES – 99.8%		$421,648
(Cost: $317,467)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		778

NET ASSETS – 100.0%		$422,426

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at December 31, 2014.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$395,227	$—	$—
Short-Term Securities	—	26,421	—
Total	$395,227	$26,421	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$317,467

Gross unrealized appreciation	105,493
Gross unrealized depreciation	(1,312)
Net unrealized appreciation	$104,181

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Equity Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Consumer Discretionary – 0.8%
Kroton Educacional S.A.	858	$5,000

Consumer Staples – 2.7%
BRF-Brasil Foods S.A.	289	6,887
Raia Drogasil S.A.	1,014	9,670

		16,557

Financials – 1.7%
Itau Unibanco Holdings S.A.	792	10,306

Total Brazil – 5.2%		$31,863
China
Consumer Discretionary – 10.0%
Bona Film Group Ltd. ADR (A)	501	3,546
CAR, Inc. (A)(B)	18,235	23,620
Great Wall Motor Co. Ltd.	1,509	8,533
JD.com, Inc. ADR (A)	374	8,665
SAIC Motor Corp. Ltd., Class A	4,974	17,169

		61,533

Consumer Staples – 3.7%
Kweichow Moutai Co. Ltd., Class A	753	23,003

Financials – 1.1%
Shimao Property Holdings Ltd.	3,089	6,841

Health Care – 0.8%
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	1,538	4,643

Information Technology – 2.8%
Alibaba Group Holding Ltd. ADR (A)(C)	22	2,287
Baidu.com, Inc. ADR (A)(C)	66	15,030

		17,317

Materials – 1.1%
Aluminum Corp. of China Ltd., H Shares (A)	14,678	6,788

Utilities – 3.1%
CGN Power Co. Ltd., H Shares (A)(B)	26,359	11,455
Huaneng Power International, Inc., H Shares	5,764	7,788

		19,243

Total China – 22.6%		$139,368
Denmark
Materials – 0.9%
Chr. Hansen Holding A/S	126	5,583

Total Denmark – 0.9%		$5,583
Hong Kong
Materials – 2.3%
Fosun International Ltd.	10,667	13,904

Total Hong Kong – 2.3%		$13,904
India
Consumer Discretionary – 1.4%
Cox & Kings Ltd. (B)	611	2,848
Page Industries Ltd.	30	5,574

		8,422

Financials – 6.3%
Axis Bank Ltd.	1,499	11,868
HDFC Bank Ltd.	789	11,844
Shriram Transport Finance Co. Ltd.	284	4,981
State Bank of India	2,140	10,514

		39,207

Health Care – 1.4%
Lupin Ltd.	379	8,566

Industrials – 2.2%
Larsen & Toubro Ltd.	572	13,470

Information Technology – 1.3%
HCL Technologies Ltd.	318	8,025

Utilities – 1.1%
Rural Electrification Corp. Ltd.	1,317	6,953

Total India – 13.7%		$84,643
Indonesia
Financials – 2.1%
PT Bank Mandiri (Persero) Tbk	7,725	6,717
PT Lippo Karawaci Tbk	81,662	6,705

		13,422

Industrials – 1.0%
PT Jasa Marga (Persero) Tbk	10,602	6,017

Total Indonesia – 3.1%		$19,439

Israel
Health Care – 1.5%
Teva Pharmaceutical Industries Ltd. ADR	163	9,365

Total Israel – 1.5%		$9,365
Macau
Consumer Discretionary – 2.2%
Galaxy Entertainment Group	2,450	13,614

Total Macau – 2.2%		$13,614
Mexico
Industrials – 0.7%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (A)	379	4,558

Materials – 1.0%
CEMEX S.A.B. de C.V. (A)	5,923	6,038

Total Mexico – 1.7%		$10,596
Russia
Consumer Staples – 1.0%
Magnit PJSC GDR	136	6,129

Total Russia – 1.0%		$6,129
South Africa
Consumer Discretionary – 2.3%
Naspers Ltd., Class N	108	13,954

Total South Africa – 2.3%		$13,954
South Korea
Consumer Discretionary – 2.7%
Hotel Shilla Co. Ltd. (A)	116	9,661
Kia Motors Corp. (A)	142	6,747

		16,408

Financials – 1.2%
Samsung Fire & Marine Insurance Co. Ltd. (A)	29	7,393

Industrials – 3.9%
Cheil Industries, Inc. (A)(B)	169	24,293

Information Technology – 6.0%
LG Display Co. Ltd. (A)	201	6,088
Samsung Electronics Co. Ltd.	17	20,246
SK hynix, Inc. (A)	256	10,925

		37,259

Materials – 1.3%
POSCO	33	8,262

Utilities – 1.6%
Korea Electric Power Corp. (A)	250	9,620

Total South Korea – 16.7%		$103,235
Taiwan
Information Technology – 10.7%
Advanced Semiconductor Engineering, Inc.	8,101	9,621
Delta Electronics, Inc.	1,515	8,952
Novatek Microelectronics Corp.	1,887	10,545
Taiwan Semiconductor Manufacturing Co. Ltd.	5,716	25,182
TPK Holding Co. Ltd.	945	5,605
Zhen Ding Technology Holding Ltd.	2,348	6,264

		66,169

Total Taiwan – 10.7%		$66,169
Thailand
Financials – 1.9%
Kasikornbank Public Co. Ltd.	1,739	12,037

Total Thailand – 1.9%		$12,037
Turkey
Financials – 1.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,442	6,436

Industrials – 0.7%
Turk Hava Yollari Anonim Ortakligi (A)	1,088	4,472

Total Turkey – 1.8%		$10,908
United States
Industrials – 1.6%
Kansas City Southern	82	9,964

Information Technology – 1.1%
FLIR Systems, Inc.	146	4,702
Qihoo 360 Technology Co. Ltd. (A)	38	2,187

		6,889

Materials – 0.5%
Balchem Corp.	47	3,159

Total United States – 3.2%		$20,012

TOTAL COMMON STOCKS – 90.8%		$560,819
(Cost: $452,162)

PREFERRED STOCKS
Brazil
Financials – 0.8%
Itau Unibanco Holding S.A. ADR	381	4,951

Total Brazil – 0.8%		$4,951

TOTAL PREFERRED STOCKS – 0.8%		$4,951
(Cost: $5,536)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Alibaba Group Holding Ltd. ADR,
Put $110.00, Expires 1–16–15	220	152
ICICI Bank Ltd. ADR,
Call $10.00, Expires 1–16–15	10,500	1,669
iShares MSCI Emerging Markets ETF,
Call $39.00, Expires 1–16–15, OTC (Ctrpty: Citibank N.A.)	7,680	607
Qihoo 360 Technology Co. Ltd. ADR,
Call $85.00, Expires 3–20–15	690	22
Schlumberger Ltd.:
Call $92.50, Expires 2–20–15	180	23
Call $95.00, Expires 5–15–15	225	52
YPF Sociedad Amonima ADR,
Call $27.00, Expires 4–17–15, OTC (Ctrpty: UBS AG).	1,250	353

TOTAL PURCHASED OPTIONS – 0.5%		$2,878
(Cost: $2,414)

CORPORATE DEBT SECURITIES	Principal
Singapore
Consumer Staples – 0.1%
Olam International Ltd.
6.750%, 1–29–18	$773	799

Total Singapore – 0.1%		$799

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$799
(Cost: $747)

SHORT-TERM SECURITIES
Commercial Paper(D) – 5.1%
CVS Caremark Corp.
0.510%, 1–15–15	15,000	14,997
Illinois Tool Works, Inc.
0.130%, 1–6–15	5,000	5,000
John Deere Capital Corp.
0.140%, 2–9–15	10,000	9,998
L Oreal USA, Inc.
0.100%, 1–26–15	2,000	2,000

		31,995

Master Note – 1.1%
Toyota Motor Credit Corp.
0.126%, 1-7-15 (E)	6,503	6,503

TOTAL SHORT-TERM SECURITIES – 6.2%		$38,498
(Cost: $38,498)

TOTAL INVESTMENT SECURITIES – 98.4%		$607,945
(Cost: $499,357)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.6%		9,736

NET ASSETS – 100.0%		$617,681

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $62,216 or 10.1% of net assets.

(C)	All or a portion of securities with an aggregate value of $17,317 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(D)	Rate shown is the yield to maturity at December 31, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2014:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee (1)	Unrealized Depreciation
UBS AG	3,870,000	Daqin Railway Co. Ltd.	12/17/2015	$6,786	3-Month USD LIBOR + 0.700%	$(152)

(1)	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at December 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alibaba Group Holding Ltd. ADR	N/A	Put	220	January 2015	$90.00	$15	$(4)
	N/A	Call	220	January 2015	130.00	112	(1)
Baidu.com, Inc. ADR	UBS AG	Put	475	March 2015	170.00	246	(60)
ICICI Bank Ltd. ADR	N/A	Put	6,325	January 2015	4.00	250	(13)
	N/A	Put	9,925	January 2015	5.60	517	(20)
	N/A	Put	10,500	January 2015	9.00	414	(42)
	N/A	Call	10,500	January 2015	12.00	330	(116)
iShares MSCI Emerging Markets ETF	Citibank N.A.	Put	7,680	January 2015	36.00	315	(38)
Qihoo 360 Technology Co. Ltd. ADR	N/A	Put	690	March 2015	70.00	370	(983)
	N/A	Call	690	March 2015	105.00	184	(7)
Schlumberger Ltd.	N/A	Put	180	February 2015	75.00	29	(19)
	N/A	Call	180	February 2015	105.00	5	(2)
	N/A	Put	180	May 2015	75.00	57	(43)
	N/A	Call	225	May 2015	110.00	18	(9)
YPF Sociedad Amonima ADR	UBS AG	Put	1,250	April 2015	21.00	203	(128)
	UBS AG	Call	1,250	April 2015	34.00	102	(103)
						$3,167	$(1,588)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$22,785	$72,526	$23,620
Consumer Staples	22,686	23,003	—
Financials	10,306	85,336	—
Health Care	9,365	8,566	4,643
Industrials	38,815	23,959	—
Information Technology	24,206	111,453	—
Materials	9,197	34,537	—
Utilities	—	35,816	—
Total Common Stocks	$137,360	$395,196	$28,263
Preferred Stocks	4,951	—	—
Purchased Options	1,918	960	—
Corporate Debt Securities	—	799	—
Short-Term Securities	—	38,498	—
Total	$144,229	$435,453	$28,263
Liabilities
Total Return Swaps	$—	$152	$—
Written Options	$1,259	$329	$—

During the period ended December 31, 2014, securities totaling $216,832 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks
Beginning Balance 4–1–14	$—
Net realized gain (loss)	(437)
Net change in unrealized appreciation (depreciation)	3,098
Purchases	22,486
Sales	(2,255)
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	5,371
Transfers out of Level 3 during the period	—
Ending Balance 12–31–14	$28,263
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–14	$3,098

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12–31–14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$28,263	Broker quotes	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GDR = Global Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$499,357

Gross unrealized appreciation	123,706
Gross unrealized depreciation	(15,118)
Net unrealized appreciation	$108,588

SCHEDULE OF INVESTMENTS Ivy Energy Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Coal & Consumable Fuels – 1.2%
Cameco Corp.	108	$1,770
Foresight Energy L.P.	109	1,839

		3,609

Integrated Oil & Gas – 6.2%
Chevron Corp.	29	3,304
Exxon Mobil Corp.	52	4,789
Occidental Petroleum Corp.	56	4,528
Royal Dutch Shell plc, Class A (A)	94	3,143
Suncor Energy, Inc.	119	3,782

		19,546

Oil & Gas Drilling – 1.2%
Helmerich & Payne, Inc.	58	3,904

Oil & Gas Equipment & Services – 23.0%
Baker Hughes, Inc.	173	9,681
Cameron International Corp. (B)	98	4,895
Core Laboratories N.V.	50	6,065
Dril-Quip, Inc. (B)	63	4,799
FMC Technologies, Inc. (B)	72	3,372
Forum Energy Technologies, Inc. (B)	227	4,704
Halliburton Co.	279	10,953
National Oilwell Varco, Inc.	76	5,010
Oceaneering International, Inc.	22	1,291
Schlumberger Ltd.	146	12,466
Superior Energy Services, Inc.	206	4,143
Weatherford International Ltd. (B)	406	4,650

		72,029

Oil & Gas Exploration & Production – 32.0%
Anadarko Petroleum Corp.	92	7,576
Antero Resources Corp. (B)	52	2,102
Cabot Oil & Gas Corp.	148	4,394
Canadian Natural Resources Ltd.	190	5,881
Cimarex Energy Co.	88	9,339
CNOOC Ltd. ADR	14	1,957
Concho Resources, Inc. (B)	62	6,150
ConocoPhillips	72	5,003
Continental Resources, Inc. (B)	155	5,932
EOG Resources, Inc.	103	9,502
Gulfport Energy Corp. (B)	69	2,886
Memorial Resource Development Corp. (B)	149	2,692
Newfield Exploration Co. (B)	170	4,616
Noble Energy, Inc.	131	6,225
Parsley Energy, Inc., Class A (B)	364	5,816
Pioneer Natural Resources Co.	48	7,100
Rice Energy, Inc. (B)	269	5,650
RSP Permian, Inc. (B)	161	4,039
Southwestern Energy Co. (B)	116	3,153

		100,013

Oil & Gas Refining & Marketing – 11.0%
HollyFrontier Corp.	39	1,469
Marathon Petroleum Corp.	82	7,406
Marathon Petroleum Corp. L.P.	90	6,614
Phillips 66	101	7,249
Tesoro Corp.	87	6,468
Valero Energy Corp.	104	5,168

		34,374

Oil & Gas Storage & Transportation – 13.2%
Enbridge, Inc.	77	3,943
Energy Transfer Equity L.P.	108	6,200
MarkWest Energy Partners L.P.	78	5,224
Phillips 66 Partners L.P.	98	6,769
Plains GP Holdings L.P., Class A	85	2,192
Rice Midstream Partners L.P. (B)	111	1,863

Shell Midstream Partners L.P. (B)	44	1,814
Targa Resources Corp.	51	5,435
Valero Energy Partners L.P.	58	2,528
Williams Co., Inc. (The)	115	5,172

		41,140

Total Energy – 87.8%		274,615
Financials
Specialized Finance – 1.6%
CME Group, Inc.	56	4,946

Total Financials – 1.6%		4,946
Industrials
Construction & Engineering – 1.7%
Fluor Corp.	90	5,466

Electrical Components & Equipment – 1.1%
SolarCity Corp. (B)	62	3,332

Industrial Machinery – 1.6%
Flowserve Corp.	82	4,891

Railroads – 2.8%
Canadian Pacific Railway Ltd.	29	5,501
Kansas City Southern	27	3,246

		8,747

Total Industrials – 7.2%		22,436

TOTAL COMMON STOCKS – 96.6%		$301,997
(Cost: $291,979)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 9.2%
Coca-Cola Co. (The),
0.130%, 2–12–15	$5,000	4,999
CVS Caremark Corp.,
0.450%, 1–13–15	3,000	3,000
J.M. Smucker Co. (The),
0.300%, 1–5–15	13,694	13,693
L Oreal USA, Inc.,
0.100%, 1–26–15	2,000	2,000
Wal-Mart Stores, Inc.,
0.090%, 1–13–15	5,000	5,000

		28,692

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (D)	2,631	2,631

TOTAL SHORT-TERM SECURITIES – 10.0%		$31,323
(Cost: $31,323)

TOTAL INVESTMENT SECURITIES – 106.6%		$333,320
(Cost: $323,302)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (6.6)%		(20,731)

NET ASSETS – 100.0%		$312,589

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$271,472	$3,143	$—
Financials	4,946	—	—
Industrials	22,436	—	—
Total Common Stocks	$298,854	$3,143	$—
Short-Term Securities	—	31,323	—
Total	$298,854	$34,466	$—

During the period ended December 31, 2014, securities totaling $964 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$323,302

Gross unrealized appreciation	28,546
Gross unrealized depreciation	(18,528)
Net unrealized appreciation	$10,018

SCHEDULE OF INVESTMENTS Ivy European Opportunities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Austria
Information Technology – 1.3%
ams AG	64	$2,301

Total Austria – 1.3%		$2,301

Denmark
Financials – 1.0%
Danske Bank A.S.	65	1,750

Health Care – 1.0%
Novo Nordisk A/S, Class B	41	1,724

Total Denmark – 2.0%		$3,474

France
Consumer Discretionary – 1.0%
Peugeot S.A.	77	946
Renault S.A.	12	845

		1,791

Financials – 4.8%
Axa S.A.	143	3,286
BNP Paribas S.A.	44	2,574
Credit Agricole Group	136	1,750
Societe Generale S.A.	21	871

		8,481

Industrials – 3.8%
European Aeronautic Defence and Space Co.	44	2,150
Safran	43	2,653
Thales	34	1,840

		6,643

Information Technology – 2.7%
Cap Gemini S.A.	28	1,988
Ingenico S.A.	26	2,748

		4,736

Telecommunication Services – 1.5%
France Telecom	157	2,673

Utilities – 1.1%
Gaz de France	80	1,858

Total France – 14.9%		$26,182

Germany
Consumer Staples – 1.0%
Beiersdorf Aktiengesellschaft	21	1,697

Health Care – 3.7%
Bayer AG	28	3,830
Fresenius SE & Co. KGaA	53	2,730

		6,560

Industrials – 1.6%
GEA Group Aktiengesellschaft, Bochum	45	1,970
KUKA Aktiengesellschaft	13	899

		2,869

Information Technology – 2.3%
Infineon Technologies AG	94	990
Rocket Internet AG(A)	7	448
United Internet AG	59	2,635

		4,073

Utilities – 0.5%
E.ON AG	51	863

Total Germany – 9.1%		$16,062

Ireland
Consumer Staples – 2.6%
Glanbia plc	168	2,574
Kerry Group plc, Class A	28	1,939

		4,513

Materials – 2.9%
CRH plc	120	2,876
Smurfit Kappa Group plc	100	2,251

		5,127

Total Ireland – 5.5%		$9,640

Israel
Health Care – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	80	4,584

Total Israel – 2.6%		$4,584

Italy
Consumer Discretionary – 1.0%
Mediaset S.p.A.(A)	230	946
Salvatore Ferragamo S.p.A.	35	864

		1,810

Financials – 2.0%
Banca Intesa S.p.A.	615	1,784
Banca Popolare di Milano Scarl	2,644	1,722

		3,506

Industrials – 1.0%
Prysmian S.p.A.	100	1,820

Total Italy – 4.0%		$7,136

Netherlands
Consumer Staples – 1.1%
Heineken N.V.	26	1,875

Financials – 2.0%
ING Groep N.V., Certicaaten Van Aandelen(A)	274	3,540

Total Netherlands – 3.1%		$5,415

Norway
Consumer Staples – 2.1%
Marine Harvest ASA	275	3,770

Energy – 2.1%
DNO International ASA(A)	1,754	3,711

Total Norway – 4.2%		$7,481

Spain
Industrials – 1.0%
ACS Actividades de Construccion y Servicios S.A.	52	1,826

Total Spain – 1.0%		$1,826

Sweden
Telecommunication Services – 1.0%
TeliaSonera AB	263	1,689

Total Sweden – 1.0%		$1,689

Switzerland
Consumer Staples – 2.5%
ARYZTA AG(A)	34	2,580
Nestle S.A., Registered Shares	25	1,822

		4,402

Health Care – 3.9%
Novartis AG, Registered Shares	38	3,561
Roche Holdings AG, Genusscheine	12	3,306

		6,867

Industrials – 1.6%
Wolseley plc	50	2,830

Total Switzerland – 8.0%		$14,099

United Kingdom
Consumer Discretionary – 9.6%
Bellway plc	93	2,776
Burberry Group plc	36	924
Compass Group plc	118	2,020
ITV plc	570	1,900
NEXT plc	17	1,824
Taylor Wimpey plc	1,712	3,652
Whitbread plc	25	1,841
WPP Group plc	90	1,865

		16,802

Consumer Staples – 2.0%
Britvic plc	256	2,682
SABMiller plc	17	876

		3,558

Energy – 4.8%
Afren plc(A)	2,494	1,830
BG Group plc	65	867
Genel Energy plc(A)	354	3,843
Royal Dutch Shell plc, Class A	55	1,849

		8,389

Financials – 5.3%
Aviva plc	234	1,760
HSBC Holdings plc	238	2,247
Legal & General Group plc	480	1,852
Prudential plc	152	3,517

		9,376

Health Care – 3.8%
Shire plc	65	4,573
Smith & Nephew plc	115	2,072

		6,645

Industrials – 7.6%
Ashtead Group plc	311	5,518
easyJet plc	71	1,824
International Consolidated Airlines Group S.A.(A)	366	2,754
Travis Perkins plc	113	3,247

		13,343

Information Technology – 0.6%
Imagination Technologies Group plc(A)	323	1,139

Materials – 1.5%
Essentra plc	152	1,718
Rio Tinto plc	20	936

		2,654

Utilities – 2.0%
National Grid plc	125	1,774
SSE plc	69	1,743

		3,517

Total United Kingdom – 37.2%		$65,423

United States
Consumer Staples – 1.0%
InBev N.V.	16	1,823

Health Care – 2.7%
Alexion Pharmaceuticals, Inc.(A)	11	1,943
Incyte Corp.(A)	37	2,698

		4,641

Total United States – 3.7%		$6,464

TOTAL COMMON STOCKS – 97.6%		$171,776
(Cost: $159,092)

PREFERRED STOCKS

Germany
Consumer Staples – 1.1%
Henkel AG & Co. KGaA	17	1,864

Total Germany – 1.1%		$1,864

TOTAL PREFERRED STOCKS – 1.1%		$1,864
(Cost: $1,787)

SHORT-TERM SECURITIES	Principal
Master Note – 0.9%
Toyota Motor Credit Corp.
0.126%, 1-7-15(B)	$1,625	1,625

TOTAL SHORT-TERM SECURITIES – 0.9%		$1,625
(Cost: $1,625)

TOTAL INVESTMENT SECURITIES – 99.6%		$175,265
(Cost: $162,504)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		653
NET ASSETS – 100.0%		$175,918

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	9,000	U.S. Dollar	14,112	1-14-15	State Street Global Markets	$ 85	$—
Euro	10,950	U.S. Dollar	13,608	1-14-15	State Street Global Markets	357	—
						$442	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$20,403	$—
Consumer Staples	—	21,638	—
Energy	—	12,100	—
Financials	—	26,653	—
Health Care	9,225	21,796	—
Industrials	—	29,331
Information Technology	448	11,801	—
Materials	—	7,781	—
Telecommunication Services	—	4,362	—
Utilities	—	6,238	—
Total Common Stocks	$9,673	$162,103	$—
Preferred Stocks	—	1,864	—
Short-Term Securities	—	1,625	—
Total	$9,673	$165,592	$—
Forward Foreign Currency Contracts	$—	$442	$—

During the period ended December 31, 2014, securities totaling $105,475 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$162,504

Gross unrealized appreciation	19,931
Gross unrealized depreciation	(7,170)

Net unrealized appreciation	$12,761

SCHEDULE OF INVESTMENTS Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Brazil
Utilities – 0.9%
Alupar Investimento S.A.	199	$1,323
Transmissora Alianca de Energia Eletrica S.A.	181	1,281

		2,604

Total Brazil—0.9%		$2,604

Chile
Utilities – 0.2%
Aguas Andinas S.A.	1,051	608

Total Chile—0.2%		$608

Panama
Financials – 1.2%
Banco Latinoamericano de Comercio Exterior S.A.	115	3,457

Total Panama—1.2%		$3,457

United Kingdom
Energy – 1.4%
Royal Dutch Shell plc, Class A	88	2,938
Seadrill Partners LLC	69	1,112

		4,050

Health Care – 1.0%
GlaxoSmithKline plc.	141	3,032

Total United Kingdom—2.4%		$7,082

United States
Health Care – 0.7%
Bristol-Myers Squibb Co.	36	2,132

Information Technology – 1.1%
Intel Corp.	88	3,180

Utilities – 0.7%
PPL Corp.	57	2,087

Total United States—2.5%		$7,399

TOTAL COMMON STOCKS – 7.2%		$21,150
(Cost: $19,411)

CORPORATE DEBT SECURITIES	Principal

Argentina
Consumer Discretionary – 0.5%
Arcos Dorados Holdings, Inc. 10.250%, 7-13-16(A)	BRL4,070	1,443

Energy – 1.0%
Pan American Energy LLC:
7.875%, 5-7-21	$500	508
7.875%, 5-7-21(B)	1,000	1,015
YPF Sociedad Anonima
8.875%, 12-19-18(B)	1,300	1,344

		2,867

Industrials – 0.4%
Aeropuertos Argentina 2000 S.A.:
10.750%, 12-1- 20(B)	1,169	1,204
10.750%, 12-1-20	84	87

		1,291

Materials – 0.2%
IRSA Inversiones y Representaciones S.A.
8.500%, 2-2-17	625	624

Utilities – 0.2%
Transportadora de Gas del Sur S.A.
7.875%, 5-14-17	564	547

Total Argentina—2.3%		$6,772

Austria
Consumer Staples – 0.6%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10-28-20(B)	1,800	1,864

Industrials – 0.1%
OAS Investments GmbH
8.250%, 10-19-19(B)	1,050	357

Total Austria—0.7%		$2,221

Brazil
Consumer Discretionary – 2.5%
Globo Comunicacoe e Participacoes S.A.:
6.250%, 7-29-49(B)(C)	1,000	1,023
6.250%, 12-20-49(C)	3,587	3,670
Net Servicos de Comunicacao S.A.
7.500%, 1-27-20	2,570	2,647

		7,340

Consumer Staples – 1.6%
BFF International Ltd.
7.250%, 1-28-20(B)	2,000	2,226
Cosan Finance Ltd.
7.000%, 2-1-17	128	134
JBS Finance II Ltd.
8.250%, 1-29-18(B)	2,400	2,454

		4,814

Energy – 0.7%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16(B)	484	487
QGOG Constellation S.A.
6.250%, 11-9-19(B)	2,250	1,418

		1,905

Financials – 1.3%
Banco BMG S.A.
9.150%, 1-15-16	396	396
Banco Bradesco S.A.
4.125%, 5-16-16(B)	1,850	1,896
Banco Cruzeiro do Sul S.A.
8.500%, 2-20- 15(B)(D)	1,500	225
Banco Santander Brasil S.A.
4.500%, 4-6-15(B)	750	755
Caixa Economica Federal
4.250%, 5-13-19(B)	700	682

		3,954

Industrials – 1.9%
Embraer Overseas Ltd.
6.375%, 1-24-17	2,675	2,878
Odebrecht Drilling Norbe VII/IX Ltd.
6.350%, 6-30-21(B)	2,401	2,245
TAM Capital 2, Inc.:
9.500%, 1-29-20(B)	425	440
9.500%, 1-29-20	100	103

		5,666

Materials – 0.8%
Suzano Trading Ltd.
5.875%, 1-23-21(B)	2,300	2,351

Total Brazil—8.8%		$26,030

British Virgin Islands
Energy – 0.6%
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7-30-18(B)	1,699	1,597
5.250%, 7-30-18	186	175

		1,772

Industrials – 0.2%
OAS Finance Ltd.:
8.000%, 7-2-21(B)	500	160
8.875%, 4-29-49(C)	1,250	387

		547

Total British Virgin Islands—0.8%		$2,319

Cayman Islands
Consumer Staples – 0.4%
Marfrig Overseas Ltd.
9.500%, 5-4-20(B)	1,000	1,010

Industrials – 0.3%
Odebrecht Offshore Drilling Finance
6.750%, 10-1-22(B)	943	862

Telecommunication Services – 0.3%
Hutchison Whampoa Ltd.
1.625%, 10-31-17(B)	1,000	992

Total Cayman Islands—1.0%		$2,864

Chile
Industrials – 0.5%
Guanay Finance Ltd.
6.000%, 12-15-20(B)	1,500	1,562

Materials – 1.0%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1-19-18(B)	1,925	2,026
4.375%, 5-15-23(B)	1,000	983

		3,009

Total Chile – 1.5%		$4,571

China
Utilities – 0.8%
China Resources Power Holdings Co. Ltd.
3.750%, 8–3–15	2,500	2,523

Total China – 0.8%		$2,523

Columbia
Energy – 1.7%
Empresas Publicas de Medellin E.S.P.
8.375%, 2–1–21 (A)	COP6,300,000	2,786
Pacific Rubiales Energy Corp.:
5.375%, 1–26–19 (B)	$2,000	1,723
7.250%, 12–12–21 (B)	650	565

		5,074

Financials – 0.1%
Banco de Bogota S.A.
5.000%, 1–15–17 (B)	400	416

Utilities – 1.1%
Emgesa S.A. E.S.P.
8.750%, 1–25–21 (A)	COP6,930,000	3,139

Total Columbia – 2.9%		$8,629

France
Consumer Discretionary – 0.6%
Numericable Group S.A.
6.000%, 5–15–22 (B)	$1,727	1,736

Financials – 0.9%
BNP Paribas S.A.
5.186%, 6–29–49 (B)	1,200	1,200
Societe Generale S.A.
5.922%, 4–29–49 (B)	1,350	1,400

		2,600

Total France – 1.5%		$4,336

Germany
Consumer Discretionary – 0.3%
Schaeffler Finance B.V.
7.750%, 2–15–17 (B)	750	821

Industrials – 0.5%
Rearden G Holdings EINS GmbH
7.875%, 3–30–20 (B)	1,600	1,568

Total Germany – 0.8%		$2,389

India
Financials – 0.4%
ICICI Bank Ltd.
4.750%, 11–25–16 (B)	1,250	1,307

Utilities – 0.7%
Rural Electrification Corp. Ltd.
4.250%, 1–25–16	1,675	1,710
Tata Electric Co.
8.500%, 8–19–17	250	273

		1,983

Total India – 1.1%		$3,290

Indonesia
Telecommunication Services – 0.6%
Indosat Palapa Co. B.V.
7.375%, 7–29–20 (B)	1,750	1,842

Utilities – 0.5%
Majapahit Holding B.V.
7.750%, 10–17–16	1,200	1,315

Total Indonesia – 1.1%		$3,157

Ireland
Energy – 0.2%
Novatek Finance Ltd.
7.750%, 2–21–17 (A)(B)	RUB55,000	697

Financials – 0.4%
MTS International Funding Ltd.
5.000%, 5–30–23 (B)	$750	592
VEB Finance Ltd.
5.375%, 2–13–17 (B)	600	540

		1,132

Telecommunication Services – 0.2%
Mobile TeleSystems OJSC
5.000%, 5–30–23	700	553

Utilities – 0.5%
RusHydro Finance Ltd.
7.875%, 10–28–15 (A)	RUB90,000	1,347

Total Ireland – 1.3%		$3,729

Luxembourg
Consumer Staples – 0.1%
Tonon Luxembourg S.A.
10.500%, 5–14–24 (B)	$250	187

Energy – 0.3%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (B)	1,100	957

Financials – 1.7%
OJSC Russian Agricultural Bank
5.100%, 7–25–18 (B)	2,950	2,426
SB Capital S.A.
5.499%, 7–7–15	550	545
VTB Capital S.A.
6.000%, 4–12–17 (B)	2,335	2,014

		4,985

Industrials – 0.1%
Silver II Borrower SCA and Silver II U.S. Holdings
7.750%, 12–15–20 (B)	250	236

Information Technology – 1.3%
BC Luxco 1 S.A.
7.375%, 1–29–20 (B)	3,700	3,728

Materials – 0.3%
Evraz Group S.A.
7.400%, 4–24–17	1,200	1,032

Total Luxembourg – 3.8%		$11,125

Mexico
Consumer Discretionary – 0.6%
Controladora Mabe S.A. de C.V.
6.500%, 12–15–15	150	155
Tenedora Nemak S.A. de C.V.
5.500%, 2–28–23 (B)	1,500	1,526

		1,681

Materials – 1.8%
C5 Capital (SPV) Ltd.
4.532%, 12–29–49 (B)(C)	1,600	1,383
CEMEX S.A.B. de C.V.:
6.500%, 12–10–19 (B)	2,800	2,869
7.250%, 1–15–21 (B)	1,200	1,257

		5,509

Telecommunication Services – 0.3%
America Movil S.A.B. de C.V.
3.625%, 3–30–15	800	804

Total Mexico – 2.7%		$7,994

Netherlands
Consumer Discretionary – 0.6%
VTR Finance B.V.
6.875%, 1–15–24 (B)	1,680	1,714

Consumer Staples – 0.5%
Marfrig Holdings (Europe) B.V.:
8.375%, 5–9–18 (B)	1,000	985
6.875%, 6–24–19 (B)	500	465

		1,450

Energy – 0.9%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.)
4.875%, 3–17–20	2,750	2,573

Materials – 0.4%
Cimpor Financial Operations B.V. (GTD by InterCement Participacoes S.A. and InterCement Brasil S.A.)
5.750%, 7–17–24 (B)	1,400	1,228

Telecommunication Services – 0.1%
VimpleCom Holdings B.V.
9.000%, 2–13–18 (A)(B)	RUB25,000	284

Utilities – 0.9%
Listrindo Capital B.V.
6.950%, 2–21–19 (B)	$2,550	2,690

Total Netherlands – 3.4%		$9,939

Norway
Consumer Discretionary – 0.5%
World Wide Supply A.S.
7.750%, 5–26–17 (B)	1,600	1,488

Consumer Staples – 1.2%
Corporacion Pesquera Inca S.A.C.:
9.000%, 2–10–17 (B)	1,575	1,559
9.000%, 2–10–17	2,022	2,002

		3,561

Total Norway – 1.7%		$5,049

Panama
Financials – 1.8%
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 4–4–17 (B)	5,200	5,356

Total Panama – 1.8%		$5,356

Peru
Financials – 0.4%
InRetail Shopping Malls
5.250%, 10–10–21 (B)	1,300	1,320

Total Peru – 0.4%		$1,320
Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832%, 9-30-16	379	395

Total Qatar – 0.1%		$395
Russia
Energy – 0.7%
Novatek Finance Ltd.
5.326%, 2-3-16(B)	2,200	2,121

Industrials – 0.6%
SCF Capital Ltd.:
5.375%, 10-27-17(B)	1,000	819
5.375%, 10-27-17	1,150	942

		1,761

Materials – 0.8%
Steel Capital S.A.
6.250%, 7-26-16(B)	1,500	1,421
Uralkali Finance Ltd.
3.723%, 4-30-18(B)	1,100	902

		2,323

Telecommunication Services – 0.6%
Vimpel-Communications 6.493%, 2-2-16(B)	1,775	1,691

Total Russia – 2.7%		$7,896
Singapore
Consumer Staples – 1.6%
Olam International Ltd.:
5.750%, 9-20-17	1,150	1,193
7.500%, 8-12-20	2,500	2,766
Olam International Ltd., Convertible
6.000%, 10-15-16	700	738

		4,697

Energy – 1.4%
Noble Group Ltd.
4.875%, 8-5-15	1,400	1,421
Oro Negro Drilling Pte. Ltd.
7.500%, 1-24-19(B)	3,425	2,877

		4,298

Telecommunication Services – 0.5%
TBG Global Pte. Ltd.
4.625%, 4-3-18(B)	1,500	1,474

Total Singapore – 3.5%		$10,469
United Arab Emirates
Financials – 0.7%
ICICI Bank Ltd.:
4.800%, 5-22-19(B)	500	533
3.500%, 3-18-20(B)	1,400	1,409

		1,942

Total United Arab Emirates – 0.7%		$1,942
United Kingdom
Financials – 3.0%
Barclays plc
8.250%, 12-29-49	1,500	1,538
HSBC Holdings plc
5.625%, 12-29-49	1,200	1,204
State Bank of India:
4.125%, 8-1-17(B)	1,200	1,245
3.250%, 4-18-18(B)	3,750	3,799
3.622%, 4-17-19(B)	1,000	1,014

		8,800

Materials – 0.5%
Vedanta Resources plc
6.000%, 1-31-19(B)	1,550	1,511

Total United Kingdom – 3.5%		$10,311
United States
Consumer Discretionary – 0.5%
B-Corp Merger Sub, Inc.
8.250%, 6-1-19	725	656
Globo Comunicacoe e Participacoes S.A.
5.307%, 5-11- 22(B)(C)	850	889

		1,545

Energy – 0.9%
Brand Energy & Infrastructure Services
8.500%, 12-1-21(B)	1,300	1,170
Schahin II Finance Co. (SPV) Ltd.
5.875%, 9-25-22(B)	1,826	1,467

		2,637

Financials – 2.1%
Aircastle Ltd.
4.625%, 12-15-18	1,350	1,357
Citigroup, Inc.
8.400%, 4-29-49	1,250	1,431
General Motors Financial Co., Inc.
3.000%, 9-25-17	1,300	1,315
UBS Preferred Funding Trust V
6.243%, 5-29-49	2,000	2,065

		6,168

Industrials – 1.2%
Dynacast International LLC and Dynacast Finance, Inc.
9.250%, 7-15-19	1,710	1,834
TransDigm, Inc.
6.000%, 7-15-22	1,607	1,603

		3,437

Information Technology – 1.4%
Alliance Data Systems Corp.
5.250%, 12-1-17(B)	350	361
iGATE Corp.
4.750%, 4-15-19	3,880	3,880

		4,241

Materials – 0.2%
Hillman Group, Inc. (The)
6.375%, 7-15-22(B)	418	401
Southern Copper Corp.
6.375%, 7-27-15	275	283

		684

Telecommunication Services – 1.7%
American Tower Corp.
3.400%, 2-15-19	1,400	1,425
T-Mobile USA, Inc.
6.000%, 3-1-23	2,977	2,984
Verizon Communications, Inc.
2.625%, 2-21-20(B)	697	689

		5,098

Total United States – 8.0%		$23,810

TOTAL CORPORATE DEBT SECURITIES – 56.9%		$168,436
(Cost: $181,387)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.8%
City of Buenos Aires
12.500%, 4-6-15	1,000	1,015
Province of Buenos Aires (The)
11.750%, 10-5-15	1,500	1,489

		2,504

Brazil – 0.5%
OI S.A.
9.750%, 9-15-16(A)	BRL4,800	1,643

Ireland – 0.1%
Russian Railways via RZD Capital Ltd.
8.300%, 4-2-19(A)	RUB19,000	213

Luxembourg – 0.2%
BC Luxco 1 S.A.
7.375%, 1-29-20	$550	554

Netherlands – 0.1%
Indosat Palapa Co. B.V.
7.375%, 7-29-20	250	263

Russia – 0.4%
Russian Federation
3.500%, 1-16-19(B)	1,200	1,082

Supranational – 0.3%
Central American Bank for Economic Integration
3.875%, 2-9-17(B)	800	822

Venezuela – 2.1%
Corporacion Andina de Fomento:
3.750%, 1-15-16	3,625	3,716
1.500%, 8-8-17	2,500	2,485

		6,201

TOTAL OTHER GOVERNMENT SECURITIES – 4.5%		$13,282
(Cost: $14,471)

LOANS(C)
United States Energy – 0.3%
Empresas ICA S.A.
7.144%, 7-1-17	1,000	997

Industrials – 1.0%
TransDigm, Inc.
3.750%, 2-28-20	2,985	2,927

Materials – 0.4%
BakerCorp International
4.250%, 2-7-20	898	817
EP Minerals LLC
5.500%, 7-24-20	378	374

		1,191

Total United States – 1.7%		$5,115

TOTAL LOANS – 1.7%		$5,115
(Cost: $5,216)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency
REMIC/CMO:
4.000%, 7-15-23(F)	588	17
4.000%, 2-15-24(F)	186	9
4.000%, 4-15-24(F)	249	25
5.500%, 1-15-38(F)	486	76
Federal National Mortgage Association Agency REMIC/CMO 5.000%, 6-25-22(F)	8	—	*
Federal National Mortgage Association Fixed Rate Pass-Through Certificates 5.000%, 3-1-22	71	77
Government National Mortgage Association Agency REMIC/CMO 4.500%, 11-20- 36(F)	475	18

		222

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$222
(Cost: $1,897)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 27.3%
U.S. Treasury Notes:
1.750%, 7-31-15	17,980	18,145
0.375%, 5-31-16	15,000	14,988
0.500%, 6-15-16	2,800	2,802
0.875%, 2-28-17	27,000	27,061
2.375%, 7-31-17	1,980	2,051
3.500%, 5-15-20	1,980	2,159
2.625%, 11-15-20	4,500	4,696
2.125%, 8-15-21	3,500	3,540
1.750%, 5-15-22	5,475	5,381

		80,823

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 27.3%		$80,823
(Cost: $80,447)

SHORT-TERM SECURITIES
Master Note – 0.5%
Toyota Motor Credit Corp. 0.126%, 1-7-15(G)	1,544	1,544

Municipal Obligations – 0.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.) 0.040%, 1-7-15(G)	1,340	1,340

TOTAL SHORT-TERM SECURITIES – 1.0%		$2,884
(Cost: $2,884)

TOTAL INVESTMENT SECURITIES – 98.7%		$291,912
(Cost: $305,713)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		3,860

NET ASSETS – 100.0%		$295,772

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, COP - Columbian Peso and RUB - Russian Ruble).

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $106,954 or 36.2% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	3,931	U.S. Dollar	6,163	1-14-15	Barclays Capital, Inc.	$37	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$1,112	$2,938	$—
Financials	3,457	—	—
Health Care	2,132	3,032	—
Information Technology	3,180	—	—
Utilities	5,299	—	—
Total Common Stocks	$15,180	$5,970	$—
Corporate Debt Securities	—	163,683	4,753
Other Government Securities	—	13,282	—
Loans	—	3,744	1,371
United States Government Agency Obligations	—	222	—
United States Government Obligations	—	80,823	—
Short-Term Securities	—	2,884	—
Total	$15,180	$270,608	$6,124
Forward Foreign Currency Contracts	$—	$37	$—

During the period ended December 31, 2014, securities totaling $6,128 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 4-1-14	$—	$—
Net realized gain (loss)	—	— *
Net change in unrealized appreciation (depreciation)	(134)	(5)
Purchases	4,901	1,377
Sales	—	(1)
Amortization/Accretion of premium/discount	(14)	— *
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 12-31-14	$4,753	$1,371
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$(134)	$(5)

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$4,753	Third-party valuation service	Broker quotes
Loans	$1,371	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
GTD = Guaranteed
REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at
December 31, 2014 and the related unrealized appreciation
(depreciation) were as follows:

Cost	$305,713
Gross unrealized appreciation	6,666
Gross unrealized depreciation	(20,467)
Net unrealized depreciation	$(13,801)

SCHEDULE OF INVESTMENTS Ivy Global Equity Income Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Financials – 1.0%
Macquarie Group Ltd.	58	$2,737

Industrials – 1.1%
Spotless Group Holdings Ltd. (A)	1,909	2,957

Materials – 2.2%
Amcor Ltd.	274	3,017
Pact Group Holdings Ltd.	866	3,060

		6,077

Telecommunication Services – 1.9%
Telstra Corp. Ltd.	1,042	5,060

Total Australia – 6.2%		$16,831
Belgium
Industrials – 1.0%
bpost S.A. de droit public / bpost N.V. van publiekrecht	113	2,828

Total Belgium – 1.0%		$2,828
Canada
Energy – 1.8%
Crescent Point Energy Corp.	211	4,885

Total Canada – 1.8%		$4,885
Denmark
Financials – 1.0%
Danske Bank A.S.	97	2,626

Telecommunication Services – 1.4%
TDC A/S	520	3,968

Total Denmark – 2.4%		$6,594
France
Energy – 0.5%
Total S.A.	25	1,286

Financials – 1.4%
Axa S.A.	171	3,930

Industrials – 1.4%
Safran	60	3,685

Telecommunication Services – 1.2%
France Telecom	193	3,288

Utilities – 2.5%
EDF S.A.	138	3,789
Gaz de France	127	2,973

		6,762

Total France – 7.0%		$18,951
Germany
Consumer Discretionary – 1.1%
ProSieben- Sat.1 Media AG	70	2,929

Health Care – 1.2%
Bayer AG	23	3,147

Utilities – 1.0%
E.ON AG	163	2,786

Total Germany – 3.3%		$8,862
Ireland
Materials – 1.5%
CRH plc	174	4,188

Total Ireland – 1.5%		$4,188
Israel
Health Care – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	107	6,164

Telecommunication Services – 1.6%
Bezeq – Israel Telecommunication Corp. Ltd. (The)	2,424	4,300

Total Israel – 3.8%		$10,464
Italy
Financials – 0.5%
Banca Intesa S.p.A.	464	1,345

Total Italy – 0.5%		$1,345
Japan
Consumer Discretionary – 2.0%
Toyota Motor Corp.	86	5,372

Financials – 2.1%
Aozora Bank Ltd.	909	2,814
Sumitomo Mitsui Financial Group, Inc.	79	2,856

		5,670

Industrials – 1.1%
Japan Airlines Corp.	101	2,994

Total Japan – 5.2%		$14,036
Netherlands
Consumer Discretionary – 1.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	102	2,969

Consumer Staples – 1.5%
Koninklijke Ahold N.V.	226	4,018

Financials – 1.0%
ING Groep N.V., Certicaaten Van Aandelen (A)	207	2,672

Total Netherlands – 3.6%		$9,659
Norway
Consumer Staples – 2.4%
Marine Harvest ASA	467	6,411

Total Norway – 2.4%		$6,411
Singapore
Consumer Discretionary – 1.0%
Asian Pay Television Trust	4,264	2,768

Telecommunication Services – 1.0%
Singapore Telecommunications Ltd.	916	2,689

Total Singapore – 2.0%		$5,457
Spain
Industrials – 1.1%
ACS Actividades de Construccion y Servicios S.A.	89	3,092

Utilities – 1.3%
Endesa S.A.	178	3,570

Total Spain – 2.4%		$6,662
Sweden
Telecommunication Services – 0.9%
TeliaSonera AB	402	2,583

Total Sweden – 0.9%		$2,583
Switzerland
Consumer Staples – 1.1%
Nestle S.A., Registered Shares	40	2,918

Health Care – 3.7%
Novartis AG, Registered Shares	57	5,306
Roche Holdings AG, Genusscheine	17	4,684

		9,990

Industrials – 1.1%
Wolseley plc	53	3,005

Total Switzerland – 5.9%		$15,913
United Kingdom
Consumer Discretionary – 6.7%
Bellway plc	139	4,156
Compass Group plc	173	2,960
NEXT plc	25	2,673
Taylor Wimpey plc	2,643	5,640
WPP Group plc	129	2,679

		18,108

Consumer Staples – 3.7%
British American Tobacco plc	50	2,736
Britvic plc	449	4,691
SABMiller plc	50	2,596

		10,023

Energy – 3.5%
BP plc	424	2,691
Genel Energy plc (A)	124	1,341
Royal Dutch Shell plc, Class A	163	5,453

		9,485

Financials – 3.1%
HSBC Holdings plc	291	2,750
Legal & General Group plc	781	3,018
Prudential plc	121	2,796

		8,564

Industrials – 2.0%
BAE Systems plc	735	5,375

Materials – 0.5%
Rio Tinto plc	29	1,358

Telecommunication Services – 1.0%
Vodafone Group plc	811	2,781

Utilities – 4.0%
National Grid plc	377	5,349
SSE plc	215	5,425

		10,774

Total United Kingdom – 24.5%		$66,468
United States
Consumer Discretionary – 1.5%
Ford Motor Co.	255	3,956

Consumer Staples – 2.1%
InBev N.V.	24	2,729
Kimberly-Clark Corp.	26	3,007

		5,736

Energy – 1.0%
ConocoPhillips	40	2,789

Financials – 1.5%
Two Harbors Investment Corp.	412	4,127

Health Care – 8.5%
AbbVie, Inc.	85	5,585

Bristol-Myers Squibb Co.	51	3,022
Johnson & Johnson	49	5,074
Merck & Co., Inc.	81	4,586
Pfizer, Inc.	150	4,658

		22,925

Industrials – 2.5%
General Electric Co.	108	2,721
Lockheed Martin Corp.	22	4,168

		6,889

Information Technology – 3.7%
Microchip Technology, Inc.	75	3,362
Microsoft Corp.	83	3,852
Paychex, Inc.	63	2,928

		10,142

Materials – 1.8%
Dow Chemical Co. (The)	29	1,323
International Paper Co.	65	3,481

		4,804

Total United States – 22.6%		$61,368

TOTAL COMMON STOCKS – 97.0%		$263,505
(Cost: $251,696)

INVESTMENT FUNDS
United States – 0.5%
Ares Capital Corp.	86	1,345

Total United States – 0.5%		$1,345

TOTAL INVESTMENT FUNDS – 0.5%		$1,345
(Cost: $1,362)

PREFERRED STOCKS
Luxembourg
Materials – 0.6%
ArcelorMittal, 6.000%, Convertible	82	1,443

Total Luxembourg – 0.6%		$1,443

TOTAL PREFERRED STOCKS – 0.6%		$1,443
(Cost: $1,765)

SHORT-TERM SECURITIES	Principal
Master Note – 2.1%
Toyota Motor Credit Corp. 0.126%, 1–7–15 (B)	$5,799	5,799

TOTAL SHORT-TERM SECURITIES – 2.1%		$5,799
(Cost: $5,799)

TOTAL INVESTMENT SECURITIES – 100.2%		$272,092
(Cost: $260,622)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(476)

NET ASSETS – 100.0%		$271,616

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	14,000	U.S. Dollar	11,664	1-14-15	State Street Global Markets	$242	$—
British Pound	13,600	U.S. Dollar	21,324	1-14-15	State Street Global Markets	129	—

Canadian Dollar	2,875	U.S. Dollar	2,517	1-14-15	State Street Global Markets	43	—
Euro	22,575	U.S. Dollar	27,756	1-14-15	State Street Global Markets	436	—
Japanese Yen	1,026,300	U.S. Dollar	8,664	1-14-15	State Street Global Markets	95	—
						$945	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$6,724	$29,378	$—
Consumer Staples	3,007	26,099	—
Energy	7,674	10,771	—
Financials	4,127	27,544	—
Health Care	29,089	13,137	—
Industrials	6,889	23,936	—
Information Technology	10,142	—	—
Materials	4,804	11,623	—
Telecommunication Services	—	24,669	—
Utilities	—	23,892	—
Total Common Stocks.	$72,456	$191,049	$—
Investment Funds	1,345	—	—
Preferred Stocks	—	1,443	—
Short-Term Securities	—	5,799	—
Total	$73,801	$198,291	$—
Forward Foreign Currency Contracts	$—	$945	$—

During the period ended December 31, 2014, securities totaling $81,837 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipt

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$260,622

Gross unrealized appreciation	17,485
Gross unrealized depreciation	(6,015)
Net unrealized appreciation	$11,470

SCHEDULE OF INVESTMENTS Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Telecommunication Services – 1.8%
Telstra Corp. Ltd.	1,896	$9,203

Total Australia – 1.8%		$9,203
Canada
Industrials – 1.9%
Canadian Pacific Railway Ltd.	49	9,488

Total Canada – 1.9%		$9,488
China
Consumer Discretionary – 2.2%
CAR, Inc. (A)(B)	2,924	3,787
JD.com, Inc. ADR (A)	320	7,400

		11,187

Information Technology – 2.1%
Baidu.com, Inc. ADR (A)	46	10,516

Total China – 4.3%		$21,703
France
Consumer Discretionary – 2.3%
Compagnie Generale des Etablissements Michelin, Class B	63	5,651
Hermes International	2	576
LVMH Moet Hennessy – Louis Vuitton	33	5,256

		11,483

Industrials – 4.1%
European Aeronautic Defence and Space Co.	148	7,305
Safran	143	8,813
Vinci	78	4,276

		20,394

Information Technology – 1.8%
Cap Gemini S.A.	126	9,008

Materials – 1.0%
L Air Liquide S.A.	39	4,843

Total France – 9.2%		$45,728
Germany
Consumer Discretionary – 2.1%
Continental AG	49	10,318

Health Care – 4.0%
Bayer AG	66	8,999
Fresenius SE & Co. KGaA	214	11,101

		20,100

Total Germany – 6.1%		$30,418
India
Consumer Staples – 1.4%
ITC Ltd.	1,168	6,804

Total India – 1.4%		$6,804
Israel
Health Care – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	220	12,624

Total Israel – 2.5%		$12,624
Italy
Financials – 1.3%
Azimut Holding S.p.A.	300	6,511

Total Italy – 1.3%		$6,511
Japan
Consumer Discretionary – 4.1%
Fuji Heavy Industries Ltd.	582	20,598

Industrials – 2.5%
Komatsu Ltd.	348	7,685
Mitsubishi Electric Corp.	401	4,763

		12,448

Information Technology – 2.7%
Tokyo Electron Ltd.	177	13,399

Total Japan – 9.3%		$46,445
Macau
Consumer Discretionary – 1.3%
Galaxy Entertainment Group	1,124	6,246

Total Macau – 1.3%		$6,246
Netherlands
Consumer Discretionary – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	204	5,915

Information Technology – 2.6%
ASML Holding N.V., NY Registry Shares	59	6,394
NXP Semiconductors N.V. (A)	84	6,436

		12,830

Total Netherlands – 3.8%		$18,745

Spain
Financials – 1.6%
CaixaBank S.A.	1,503	7,874

Total Spain – 1.6%		$7,874
Switzerland
Health Care – 1.6%
Novartis AG, Registered Shares	89	8,212

Total Switzerland – 1.6%		$8,212
Taiwan
Information Technology – 1.3%
MediaTek, Inc.	464	6,745

Total Taiwan – 1.3%		$6,745
United Kingdom
Consumer Staples – 1.5%
SABMiller plc	141	7,365

Energy – 1.3%
Royal Dutch Shell plc, Class A	198	6,596

Financials – 3.4%
Aviva plc	683	5,130
Prudential plc	500	11,570

		16,700

Health Care – 1.6%
Shire plc	114	8,066

Industrials – 0.6%
Capita Group plc (The)	177	2,962

Total United Kingdom – 8.4%		$41,689
United States
Consumer Discretionary – 6.5%
Amazon.com, Inc. (A)	36	11,098
Hilton Worldwide Holdings, Inc. (A)	333	8,699
Limited Brands, Inc.	143	12,378

		32,175

Consumer Staples – 2.0%
InBev N.V.	90	10,158

Energy – 2.4%
Halliburton Co.	160	6,295
Schlumberger Ltd.	67	5,720

		12,015

Health Care – 8.5%
Biogen Idec, Inc. (A)	35	11,786
Gilead Sciences, Inc. (A)	123	11,626
HCA Holdings, Inc. (A)	153	11,209
Medtronic, Inc.	108	7,813

		42,434

Industrials – 4.0%
J.B. Hunt Transport Services, Inc.	147	12,343
Kansas City Southern	64	7,751

		20,094

Information Technology – 6.3%
Cognizant Technology Solutions Corp., Class A (A)	208	10,936
Micron Technology, Inc. (A)	98	3,447
Veeco Instruments, Inc. (A)	59	2,059
Visa, Inc., Class A	57	15,069

		31,511

Telecommunication Services – 1.7%
SBA Communications Corp. (A)	77	8,572

Total United States – 31.4%		$156,959

TOTAL COMMON STOCKS – 87.2%		$435,394
(Cost: $382,942)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 10.2%
Diageo Capital plc (GTD by Diageo plc)
0.410%, 1–8–15	$5,000	5,000
Federal Home Loan Bank:
0.010%, 1–7–15	2,592	2,592
0.020%, 1–26–15	3,000	3,000
Illinois Tool Works, Inc.:
0.130%, 1–23–15	5,000	5,000
0.130%, 1–6–15	5,000	5,000
John Deere Capital Corp.
0.140%, 2–9–15	10,000	9,998
John Deere Financial, Inc. (GTD by John Deere Capital Corp.)
0.150%, 1–23–15	8,500	8,499
L Oreal USA, Inc.
0.100%, 1–26–15	7,000	6,999
Wal-Mart Stores, Inc.
0.090%, 1–13–15	5,000	5,000

		51,088

Master Note – 1.3%
Toyota Motor Credit Corp.
0.126%, 1–7–15 (D)	6,407	6,407

Municipal Obligations – 0.8%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.)
0.010%, 1–1–15 (D)	4,000	4,000

TOTAL SHORT-TERM SECURITIES – 12.3%		$61,495
(Cost: $61,495)

TOTAL INVESTMENT SECURITIES – 99.5%		$496,889
(Cost: $444,437)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,265

NET ASSETS – 100.0%		$499,154

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $3,787 or 0.7% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	12,300	U.S. Dollar	19,289	1-14-15	Morgan Stanley International	$119	$—
Euro	47,500	U.S. Dollar	59,030	1-14-15	Morgan Stanley International	1,547	—
						$1,666	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$39,575	$54,560	$3,787
Consumer Staples	—	24,327	—
Energy	12,015	6,596	—

Financials	—	31,085	—
Health Care	55,058	36,378	—
Industrials	29,582	35,804	—
Information Technology	54,857	29,152	—
Materials	—	4,843	—
Telecommunication Services	8,572	9,203	—
Total Common Stocks	$199,659	$231,948	$3,787
Short-Term Securities	—	61,495	—
Total	$199,659	$293,443	$3,787
Forward Foreign Currency Contracts	$—	$1,666	$—

During the period ended December 31, 2014, securities totaling $213,993 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$444,437

Gross unrealized appreciation	62,815
Gross unrealized depreciation	(10,363)
Net unrealized appreciation	$52,452

SCHEDULE OF INVESTMENTS Ivy Global Income Allocation Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Financials – 1.9%
Macquarie Group Ltd.	170	$8,017
National Australia Bank Ltd.	235	6,408

		14,425

Industrials – 0.6%
Spotless Group Holdings Ltd. (A)	2,930	4,539

Materials – 1.7%
Amcor Ltd.	643	7,078
Pact Group Holdings Ltd.	1,489	5,267

		12,345

Total Australia – 4.2%		$31,309
Belgium
Consumer Staples – 1.3%
Anheuser-Busch InBev S.A. ADR	83	9,323

Total Belgium – 1.3%		$9,323
Bermuda
Financials – 0.9%
Catlin Group Ltd.	668	6,956

Total Bermuda – 0.9%		$6,956
Canada
Energy – 0.8%
Baytex Energy Corp.	170	2,833
Crescent Point Energy Corp.	133	3,080

		5,913

Financials – 0.9%
Bank of Nova Scotia Berhad (The)	115	6,580

Total Canada – 1.7%		$12,493
Denmark
Telecommunication Services – 0.9%
TDC A/S	868	6,619

Total Denmark – 0.9%		$6,619
Finland
Financials – 1.3%
Sampo plc, A Shares	210	9,831

Total Finland – 1.3%		$9,831
France
Consumer Discretionary – 0.8%
Compagnie Generale des Etablissements Michelin, Class B	70	6,308

Energy – 0.8%
Total S.A.	122	6,271

Financials – 1.0%
Axa S.A.	333	7,675

Industrials – 0.9%
Bouygues S.A.	180	6,500

Telecommunication Services – 0.8%
France Telecom	337	5,732

Utilities – 1.0%
Gaz de France	308	7,193

Total France – 5.3%		$39,679
Germany
Consumer Discretionary – 2.4%
Daimler AG	85	7,060
ProSieben- Sat.1 Media AG	260	10,864

		17,924

Industrials – 1.1%
Siemens AG	70	7,854

Total Germany – 3.5%		$25,778
Israel
Health Care – 1.2%
Teva Pharmaceutical Industries Ltd. ADR	156	8,971

Total Israel – 1.2%		$8,971
Japan
Financials – 0.8%
Aozora Bank Ltd.	1,869	5,786

Industrials – 1.0%
Mitsui & Co. Ltd.	550	7,366

Total Japan – 1.8%		$13,152
Luxembourg
Consumer Discretionary – 0.8%
RTL Group S.A.	59	5,644

Total Luxembourg – 0.8%		$5,644

Norway
Consumer Staples – 1.0%
Marine Harvest ASA	532	7,311

Financials – 0.7%
Gjensidige Forsikring ASA	316	5,155

Total Norway – 1.7%		$12,466
Singapore
Consumer Discretionary – 0.6%
Asian Pay Television Trust	7,121	4,623

Telecommunication Services – 1.0%
Singapore Telecommunications Ltd.	2,550	7,485

Total Singapore – 1.6%		$12,108
Spain
Industrials – 2.2%
ACS Actividades de Construccion y Servicios S.A.	260	9,050
Cintra Concesiones de Intraestructuras de Transporte	365	7,215

		16,265

Total Spain – 2.2%		$16,265
Sweden
Financials – 0.9%
Nordea Bank AB	580	6,714

Total Sweden – 0.9%		$6,714
Switzerland
Consumer Staples – 0.9%
Nestle S.A., Registered Shares	90	6,561

Total Switzerland – 0.9%		$6,561
United Kingdom
Consumer Discretionary – 3.6%
British Sky Broadcasting Group plc	443	6,183
Kingfisher plc	1,251	6,612
Taylor Wimpey plc	3,780	8,065
WPP Group plc	259	5,389

		26,249

Energy – 0.9%
BP plc	1,096	6,954

Financials – 3.6%
HSBC Holdings plc	736	6,956
Legal & General Group plc	1,641	6,336
St. James’s Place plc	550	6,935
Standard Life plc (A)	985	6,101

		26,328

Health Care – 1.1%
GlaxoSmithKline plc ADR	195	8,334

Total United Kingdom – 9.2%		$67,865
United States
Consumer Discretionary – 4.0%
Ford Motor Co.	506	7,846
Limited Brands, Inc.	130	11,251
Target Corp.	135	10,248

		29,345

Consumer Staples – 2.9%
Colgate-Palmolive Co.	150	10,378
Philip Morris International, Inc.	133	10,814

		21,192

Energy – 2.9%
ConocoPhillips	103	7,140
HollyFrontier Corp.	150	5,632
ONEOK, Inc.	170	8,465

		21,237

Financials – 5.3%
Blackstone Mortgage Trust, Inc., Class A	460	13,397
Crown Castle International Corp.	95	7,476
Starwood Property Trust, Inc.	400	9,296
Two Harbors Investment Corp.	950	9,519

		39,688

Health Care – 3.0%
Bristol-Myers Squibb Co.	166	9,828
Johnson & Johnson	118	12,296

		22,124

Industrials – 1.2%
Rockwell Automation, Inc.	80	8,896

Information Technology – 2.0%
Microchip Technology, Inc.	147	6,638
Paychex, Inc.	184	8,509

		15,147

Materials – 1.1%
Dow Chemical Co. (The)	175	7,982

Utilities – 1.3%
Abengoa Yield plc	365	9,972

Total United States – 23.7%		$175,583

TOTAL COMMON STOCKS – 63.1%		$467,317
(Cost: $460,914)

INVESTMENT FUNDS
United States – 1.7%
Ares Capital Corp.	815	12,718

TOTAL INVESTMENT FUNDS – 1.7%		$12,718
(Cost: $14,153)

PREFERRED STOCKS
Luxembourg
Materials – 0.5%
ArcelorMittal, 6.000%, Convertible	194	3,394

Total Luxembourg – 0.5%		$3,394
United States
Telecommunication Services – 0.1%
Qwest Corp., 6.125%	43	1,027

Total United States – 0.1%		$1,027

TOTAL PREFERRED STOCKS – 0.6%		$4,421
(Cost: $5,495)

CORPORATE DEBT SECURITIES	Principal
Argentina
Consumer Discretionary – 0.2%
Arcos Dorados Holdings, Inc. 10.250%, 7–13–16 (B)(C)	BRL5,000	1,773

Industrials – 0.9%
Aeropuertos Argentina 2000 S.A.: 10.750%, 12–1–20 (C)	$840	865
10.750%, 12–1–20	5,460	5,624

		6,489

Total Argentina – 1.1%		$8,262
Australia
Materials – 0.8%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC 7.125%, 5–1–18 (C)	1,000	1,035
FMG Resources Pty Ltd.: 8.250%, 11–1–19 (C)	2,000	1,820
6.875%, 4–1–22 (C)	3,750	3,122

		5,977

Total Australia – 0.8%		$5,977
Austria
Consumer Staples – 0.5%
JBS Investments GmbH (GTD by Hungary Holdings Kft) 7.250%, 4–3–24	3,000	2,947
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (C)	1,000	1,036

		3,983

Industrials – 0.1%
OAS Investments GmbH 8.250%, 10–19–19 (C)	1,500	510

Total Austria – 0.6%		$4,493
Brazil
Consumer Staples – 0.6%
AmBev International Finance Co. Ltd. 9.500%, 7–24–17 (B)	BRL7,500	2,757
Tonon Bioenergia S.A. 9.250%, 1–24–20 (C)	$3,000	1,665

		4,422

Energy – 0.1%
QGOG Constellation S.A. 6.250%, 11–9–19 (C)	1,500	945

Total Brazil – 0.7%		$5,367
British Virgin Islands
Industrials – 0.1%
OAS Finance Ltd.: 8.000%, 7–2–21 (C)	1,500	480
8.875%, 4–29–49 (D)	1,000	310

		790

Total British Virgin Islands – 0.1%		$790
Cayman Islands
Consumer Staples – 0.4%
Marfrig Overseas Ltd. 9.500%, 5–4–20 (C)	3,000	3,030

Industrials – 0.6%
Odebrecht Finance Ltd. 7.500%, 9–29–49	500	468

Odebrecht Offshore Drilling Finance 6.750%, 10–1–22 (C)	3,911	3,579

		4,047

Total Cayman Islands – 1.0%		$7,077
Columbia
Energy – 0.2%
Empresas Publicas de Medellin E.S.P. 8.375%, 2–1–21 (B)	COP3,888,000	1,719

Total Columbia – 0.2%		$1,719
France
Financials – 0.8%
Societe Generale S.A.: 8.250%, 11–29–49	$1,000	1,027
6.000%, 12–31–49 (C)	2,000	1,820
7.875%, 12–31–49 (C)	3,000	2,906

		5,753

Total France – 0.8%		$5,753
Germany
Industrials – 0.0%
Rearden G Holdings EINS GmbH 7.875%, 3–30–20 (C)	200	196

Total Germany – 0.0%		$196
Guernsey
Financials – 1.0%
Credit Suisse Group (Guernsey) I Ltd. 7.875%, 2–24–41	6,843	7,254

Total Guernsey – 1.0%		$7,254
Hong Kong
Utilities – 0.3%
China Resources Power Holdings Co. Ltd. 7.250%, 5–9–49 (D)	2,000	2,060

Total Hong Kong – 0.3%		$2,060
Ireland
Energy – 0.0%
Novatek Finance Ltd. 7.750%, 2–21–17 (B)(C)	RUB25,000	317

Total Ireland – 0.0%		$317
Luxembourg
Consumer Staples – 0.2%
Tonon Luxembourg S.A. 10.500%, 5–14–24 (C)	$2,000	1,500

Energy – 0.2%
Offshore Drilling Holding S.A. 8.375%, 9–20–20 (C)	1,500	1,305

Information Technology – 0.8%
BC Luxco 1 S.A. 7.375%, 1–29–20 (C)	6,000	6,045

Materials – 0.2%
Evraz Group S.A.: 7.400%, 4–24–17	1,000	860
9.500%, 4–24–18 (C)	850	763

		1,623

Utilities – 0.2%
Aguila 3 S.A. 7.875%, 1–31–18 (C)	1,500	1,451

Total Luxembourg – 1.6%		$11,924
Mexico
Energy – 0.5%
Empresas ICA S.A.B. de C.V. 8.875%, 5–29–24 (C)	4,000	3,660

Materials – 0.5%
C5 Capital (SPV) Ltd. 4.532%, 12–29–49 (C)(D)	2,000	1,729
CEMEX S.A.B. de C.V. 9.500%, 6–15–18 (C)	1,500	1,635

		3,364

Telecommunication Services – 0.2%
America Movil S.A.B. de C.V. 6.450%, 12–5–22 (B)	MXN22,000	1,458

Total Mexico – 1.2%		$8,482
Netherlands
Consumer Discretionary – 0.3%
VTR Finance B.V. 6.875%, 1–15–24 (C)	$2,400	2,448

Consumer Staples – 0.8%
Marfrig Holdings (Europe) B.V. 8.375%, 5–9–18 (C)	6,000	5,910

Materials – 0.6%
Constellium N.V. 8.000%, 1–15–23 (C)	4,253	4,232

Telecommunication Services – 0.1%
VimpleCom Holdings B.V. 9.000%, 2–13–18 (B)(C)	RUB50,000	568

Utilities – 0.2%
Listrindo Capital B.V. 6.950%, 2–21–19 (C)	$750	791
Listrindo Capital B.V. (GTD by PT Cikarang Listrindo) 6.950%, 2–21–19	1,000	1,055

		1,846

Total Netherlands – 2.0%		$15,004
Norway
Consumer Discretionary – 0.6%
World Wide Supply A.S. 7.750%, 5–26–17 (C)	5,000	4,650

Consumer Staples – 0.5%
Corporacion Pesquera Inca S.A.C. 9.000%, 2–10–17 (C)	3,650	3,613

Total Norway – 1.1%		$8,263
Russia
Industrials – 0.1%
SCF Capital Ltd. 5.375%, 10–27–17	750	614

Total Russia – 0.1%		$614
Singapore
Consumer Staples – 0.0%
Olam International Ltd. 6.000%, 8–10–18 (B)	SGD250	197

Energy – 0.6%
Oro Negro Drilling Pte. Ltd. 7.500%, 1–24–19 (C)	$5,000	4,200

Total Singapore – 0.6%		$4,397
Turkey
Financials – 0.2%
Türkiye Is Bankasi A.S. 6.000%, 10–24–22 (C)	1,500	1,505

Total Turkey – 0.2%		$1,505
United Kingdom
Financials – 2.5%
Barclays plc 8.250%, 12–29–49	11,085	11,361
Lloyds Banking Group plc 7.500%, 4–30–49	2,000	2,035
Royal Bank of Scotland Group plc (The) 7.640%, 3–29–49	5,000	5,250

		18,646

Total United Kingdom – 2.5%		$18,646
United States
Consumer Discretionary – 1.1%
B-Corp Merger Sub, Inc. 8.250%, 6–1–19	6,000	5,430
New Academy Finance Co. LLC 8.000%, 6–15–18 (C)(H)	3,000	2,970

		8,400

Energy – 0.4%
Brand Energy & Infrastructure Services 8.500%, 12–1–21 (C)	3,000	2,700

Financials – 3.2%
Bank of America Corp.: 6.250%, 9–29–49	3,000	2,965
8.000%, 12–29–49	6,000	6,443
BGC Partners, Inc. 5.375%, 12–9–19 (C)	5,000	4,911
Isabelle Acquisition Sub, Inc. 10.000%, 11–15–18 (H)	2,026	2,117
JPMorgan Chase & Co. 6.125%, 12–29–49	5,000	4,987
UBS Preferred Funding Trust V 6.243%, 5–29–49	2,000	2,065

		23,488

Industrials – 2.1%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC 6.750%, 5–1–19 (C)	1,856	1,837
HD Supply, Inc. 11.500%, 7–15–20	5,000	5,725
Roofing Supply Group LLC and Roofing Supply Finance, Inc. 10.000%, 6–1–20 (C)	5,000	4,960
TRAC Intermodal LLC and TRAC Intermodal Corp. 11.000%, 8–15–19	500	540
TransDigm Group, Inc. 7.500%, 7–15–21	2,270	2,418

		15,480

Information Technology – 0.8%
International Business Machines Corp. 7.625%, 10–15–18	5,000	6,028

Total United States – 7.6%		$56,096

TOTAL CORPORATE DEBT SECURITIES – 23.5%		$174,196
(Cost: $189,269)

MUNICIPAL BONDS
United States – 0.1%
Cmnwlth of PR, GO Bonds of 2014, Ser A 8.000%, 7–1–35	1,090	950

TOTAL MUNICIPAL BONDS – 0.1%		$950
(Cost: $1,015)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.7%
City of Buenos Aires 12.500%, 4–6–15	3,000	3,045
Province of Buenos Aires (The) 11.750%, 10–5–15	2,000	1,985

		5,030

Australia – 0.5%
New South Wales Treasury Corp. 5.500%, 3–1–17 (B)	AUD4,000	3,489

Canada – 0.7%
City of Toronto 3.500%, 12–6–21 (B)	CAD2,000	1,845
Province of Ontario 4.400%, 6–2–19 (B)	2,000	1,919
Regional Municipality of York 4.000%, 6–30–21 (B)	2,000	1,895

		5,659

Germany – 0.5%
KfW, Frankfurt/Main, Federal Republic of Germany 2.875%, 10–12–16 (B)	NOK26,000	3,596

Ireland – 0.1%
Russian Railways via RZD Capital Ltd. 8.300%, 4–2–19 (B)	RUB50,000	560

Malaysia – 0.1%
Malaysia Government Bond 3.314%, 10–31–17 (B)	MYR3,000	850

Spain – 0.7%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49	$5,000	5,350

TOTAL OTHER GOVERNMENT SECURITIES – 3.3%		$24,534
(Cost: $28,199)

LOANS (D)
Canada
Consumer Discretionary – 0.0%
KIK Custom Products, Inc. 9.500%, 11–17–19	113	112

Total Canada – 0.0%		$112
Luxembourg
Consumer Discretionary – 0.4%
Formula One Holdings Ltd. and Delta Two S.a.r.l. 7.750%, 7–29–22	3,058	2,966

Total Luxembourg – 0.4%		$2,966
United States
Consumer Staples – 0.5%
Focus Brands, Inc.: 10.250%, 8–21–18	303	303
10.250%, 8–21–18	697	697
GOBP Holdings, Inc. 9.250%, 10–15–22	2,906	2,870

		3,870

Energy – 0.4%
Empresas ICA S.A. 7.144%, 7–1–17	3,000	2,991

Industrials – 1.0%
Capital Safety North America Holdings, Inc. 6.500%, 3–26–22	2,563	2,422
Hampton Rubber Co. & SEI Holding Corp. 9.000%, 3–24–22	5,000	4,500

		6,922

Information Technology – 0.6%
Active Network, Inc. (The) 9.500%, 11–15–21	3,000	2,872
Misys plc and Magic Newco LLC 12.000%, 6–12–19	1,000	1,081

		3,953

Materials – 0.6%
EP Minerals LLC 8.500%, 7–24–21	781	777
U.S. LBM Holdings LLC: 8.000%, 4–25–20	1,709	1,671
8.000%, 4–25–20	1,129	1,104
8.000%, 4–25–20	1,134	1,108

		4,660

Total United States – 3.1%		$22,396

TOTAL LOANS – 3.5%		$25,474
(Cost: $26,242)

SHORT-TERM SECURITIES
Commercial Paper (F) – 3.2%
CVS Caremark Corp. 0.450%, 1–13–15	1,000	1,000
Diageo Capital plc (GTD by Diageo plc) 0.410%, 1–8–15	5,000	4,999
Exxon Mobil Corp. 0.010%, 1–2–15	501	501
NBCUniversal Enterprise, Inc.: 0.340%, 1–13–15	10,000	9,999
0.320%, 1–6–15	7,000	7,000

		23,499

Master Note – 0.2%
Toyota Motor Credit Corp. 0.126%, 1–7–15 (G)	1,697	1,697

TOTAL SHORT-TERM SECURITIES – 3.4%		$25,196
(Cost: $25,196)

TOTAL INVESTMENT SECURITIES – 99.2%		$734,806
(Cost: $750,483)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		6,114

NET ASSETS – 100.0%		$740,920

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, COP - Columbian Peso, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, RUB - Russian Ruble and SGD - Singapore Dollar).

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $88,482 or 11.9% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(E)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Rate shown is the yield to maturity at December 31, 2014.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

(H)	Payment-in-kind bonds.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	14,900	U.S. Dollar	23,371	1-14-15	UBS AG	$150	$—
Euro	27,300	U.S. Dollar	33,912	1-14-15	UBS AG	874	—
Japanese Yen	1,471,150	U.S. Dollar	12,409	1-14-15	UBS AG	126	—
						$1,150	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$33,968	$56,125	$—
Consumer Staples	30,515	13,872	—
Energy	27,150	13,225	—
Financials	46,268	82,870	—
Health Care	39,429	—	—
Industrials	8,896	42,524	—
Information Technology	15,147	—	—
Materials	7,982	12,345	—
Telecommunication Services	—	19,836	—
Utilities	9,972	7,193	—
Total Common Stocks	$219,327	$247,990	$—
Investment Funds	12,718	—	—
Preferred Stocks	1,027	3,394	—
Corporate Debt Securities	—	166,446	7,750
Municipal Bonds	—	950	—
Other Government Securities	—	24,534	—
Loans	—	12,531	12,943
Short-Term Securities	—	25,196	—
Total	$233,072	$481,041	$20,693
Forward Foreign Currency Contracts	$—	$1,150	$—

During the period ended December 31, 2014, securities totaling $100,611 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Loans
Beginning Balance 4-1-14	$4,987	$9,950
Net realized gain (loss)	—	— *
Net change in unrealized appreciation (depreciation)	(365)	(147)
Purchases	2,084	13,106
Sales	—	(5,014)
Amortization/Accretion of premium/discount	(14)	5
Transfers into Level 3 during the period	1,058	3,962
Transfers out of Level 3 during the period	—	(8,919)
Ending Balance 12-31-14	$7,750	$12,943
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$(365)	$(154)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Corporate Debt Securities	$7,750	Third-party valuation service	Broker quotes
Loans	$12,943	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$750,483

Gross unrealized appreciation	29,988
Gross unrealized depreciation	(45,665)
Net unrealized depreciation	$(15,677)

SCHEDULE OF INVESTMENTS Ivy Global Natural Resources Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada
Energy – 4.4%
Canadian Natural Resources Ltd.	559	$17,260
Suncor Energy, Inc.	1,078	34,229

		51,489

Industrials – 2.6%
Canadian Pacific Railway Ltd.	161	30,946

Materials – 0.3%
Yamana Gold, Inc.	791	3,192

Total Canada – 7.3%		$85,627
China
Materials – 0.0%
China Metal Recycling (Holdings) Ltd.	30,000	—

Total China – 0.0%		$—
France
Materials – 0.6%
L Air Liquide S.A.	61	7,511

Total France – 0.6%		$7,511
Netherlands
Energy – 1.0%
Core Laboratories N.V.	99	11,860

Total Netherlands – 1.0%		$11,860
Switzerland
Energy – 2.0%
Weatherford International Ltd. (A)	2,009	23,001

Total Switzerland – 2.0%		$23,001
United Kingdom
Industrials – 1.0%
Pentair, Inc.	178	11,796

Materials – 7.3%
Anglo American plc	267	4,931
BHP Billiton plc	1,559	33,421
Randgold Resources Ltd. ADR	104	7,038
Rio Tinto plc	865	39,863

		85,253

Total United Kingdom – 8.3%		$97,049
United States
Energy – 54.8%
Anadarko Petroleum Corp.	290	23,888
Antero Resources Corp. (A)	270	10,950
Baker Hughes, Inc.	629	35,288
Cabot Oil & Gas Corp.	437	12,950
Cameron International Corp. (A)	345	17,255
Cimarex Energy Co.	125	13,276
Concho Resources, Inc. (A)	197	19,601
ConocoPhillips	189	13,056
Continental Resources, Inc. (A)	527	20,220
Dril-Quip, Inc. (A)	163	12,484
Energy Transfer Equity L.P.	341	19,578
EOG Resources, Inc.	349	32,132
Exxon Mobil Corp.	69	6,351
FMC Technologies, Inc. (A)	421	19,701
Forum Energy Technologies, Inc. (A)	596	12,357
Gulfport Energy Corp. (A)	151	6,290
Halliburton Co.	1,260	49,558
Marathon Petroleum Corp.	327	29,497
MarkWest Energy Partners L.P.	204	13,687
National Oilwell Varco, Inc.	187	12,238
Newfield Exploration Co. (A)	200	5,428
Noble Energy, Inc.	526	24,934
Occidental Petroleum Corp.	149	12,039
Oceaneering International, Inc.	102	5,981
Phillips 66	366	26,224
Pioneer Natural Resources Co.	144	21,442
Plains GP Holdings L.P., Class A	444	11,395
Rice Energy, Inc. (A)	604	12,675
Rice Midstream Partners L.P. (A)	414	6,940
Schlumberger Ltd.	732	62,559

Shell Midstream Partners L.P. (A)	178	7,304
Southwestern Energy Co. (A)	340	9,291
Superior Energy Services, Inc.	756	15,237
Tesoro Corp.	113	8,413
Valero Energy Corp.	288	14,261
Valero Energy Partners L.P.	114	4,939
Williams Co., Inc. (The)	361	16,235

		645,654

Financials – 1.7%
CME Group, Inc.	231	20,474

Industrials – 7.6%
Caterpillar, Inc.	274	25,095
Flowserve Corp.	429	25,649
Fluor Corp.	197	11,959
Joy Global, Inc.	393	18,271
Kansas City Southern	67	8,152

		89,126

Materials – 14.0%
Airgas, Inc.	71	8,137
Dow Chemical Co. (The).	1,012	46,148
Eastman Chemical Co.	180	13,632
Freeport-McMoRan Copper & Gold, Inc., Class B	1,156	27,009
LyondellBasell Industries N.V., Class A	381	30,236
PPG Industries, Inc.	77	17,810
Southern Copper Corp.	499	14,066
Westlake Chemical Partners L.P.	262	7,610

		164,648

Total United States – 78.1%		$919,902

TOTAL COMMON STOCKS – 97.3%		$1,144,950
(Cost: $1,098,971)

PREFERRED STOCKS
United States
Utilities – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	3,500	—

Total United States – 0.0%		$—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $10,850)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 1.2%
CVS Caremark Corp. 0.510%, 1–15–15	$8,370	8,368
Diageo Capital plc (GTD by Diageo plc) 0.410%, 1–8–15	4,417	4,416
John Deere Capital Corp. 0.140%, 2–9–15	2,000	2,000

		14,784

Master Note – 0.0%
Toyota Motor Credit Corp. 0.126%, 1–7–15 (D)	1	1

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government) 0.110%, 1–7–15 (D)	5,600	5,600

TOTAL SHORT-TERM SECURITIES – 1.7%		$20,385
(Cost: $20,386)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,165,335
(Cost: $1,130,207)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		11,858

NET ASSETS – 100.0%		$1,177,193

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At December 31, 2014, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	3,500	$10,850	$—

The total value of this security represented 0.0% of net assets at December 31, 2014.

(C)	Rate shown is the yield to maturity at December 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	49,030	U.S. Dollar	76,906	1-14-15	UBS AG	$493	$—
Canadian Dollar	43,132	U.S. Dollar	37,761	1-14-15	UBS AG	643	—
Euro	6,247	U.S. Dollar	7,649	1-14-15	UBS AG	89	—
						$1,225	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$732,004	$—	$—
Financials	20,474	—	—
Industrials	131,868	—	—
Materials	174,878	85,726	—
Total Common Stocks	$1,059,224	$85,726	$—
Preferred Stocks	—	—	—
Short-Term Securities	—	20,385	—
Total	$1,059,224	$106,111	$—
Forward Foreign Currency Contracts	$—	$1,225	$—

During the period ended December 31, 2014, securities totaling $94,834 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,130,207

Gross unrealized appreciation	171,652
Gross unrealized depreciation	(136,524)
Net unrealized appreciation	$35,128

SCHEDULE OF INVESTMENTS

Ivy Global Real Estate Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Financials – 6.8%
DEXUS Property Group	80	$453
Investa Office Fund	55	162
Scentre Group(A)	302	855
Westfield Corp.	85	625

		2,095

Total Australia - 6.8%		$2,095
Belgium
Financials – 0.6%
Befimmo N.V./S.A.	1	96
Warehouses De Pauw Comm. VA/SCA	1	85

		181

Total Belgium - 0.6%		$181
Bermuda
Financials – 2.3%
Hongkong Land Holdings Ltd.	104	701

Total Bermuda - 2.3%		$701
Canada
Financials – 3.6%
Allied Properties	1	42
Calloway	7	176
Canadian	2	40
Canadian Apartments Properties	5	199
First Capital Realty, Inc.	11	174
H&R Real Estate Investment Trust	12	215
Northern Property	2	46
RioCan	10	224

		1,116

Total Canada - 3.6%		$1,116
Finland
Financials – 0.4%
Citycon Oyj	38	119

Total Finland - 0.4%		$119
France
Financials – 2.5%
Gecina	1	106
Klepierre	5	234
Unibail-Rodamco	2	422

		762

Total France - 2.5%		$762
Germany
Financials – 1.8%
alstria office AG	6	72
Deutsche Annington Immobilien SE	7	223
Deutsche EuroShop AG	2	102
LEG Immobilien AG	2	155

		552

Total Germany - 1.8%		$552

Hong Kong
Financials – 6.0%
Great Eagle Holdings Ltd.	15		49
Sun Hung Kai Properties Ltd.	83		1,257
Swire Properties Ltd.	179		527

			1,833

Total Hong Kong - 6.0%			$1,833
Ireland
Financials – 0.1%
Green plc(A)	17		27

Total Ireland - 0.1%			$27
Japan
Financials – 11.4%
Daiwa Office Investment Corp.	—	*	146
Global One Corp.	—	*	72
GLP J	—	*	163
Hulic, Inc.	—	*	74
Kenedix Office Investment Corp.	—	*	187
Mitsubishi Estate Co. Ltd.	63		1,327
Mitsui Fudosan Co. Ltd.	46		1,234
Nippon Building Fund, Inc.	—	*	186
ORIX JREIT, Inc.	—	*	105

			3,494

Total Japan - 11.4%			$3,494
Jersey
Financials – 0.1%
Atrium European Real Estate Ltd.	6		31

Total Jersey - 0.1%			$31
Mexico
Financials – 0.2%
Prologis Property Mexico S.A. de C.V.	33		61

Total Mexico - 0.2%			$61
Netherlands
Financials – 0.5%
Corio N.V.	1		58
Vastned Retail N.V.	2		111

			169

Total Netherlands - 0.5%			$169
Norway
Financials – 0.4%
Entra ASA(A)	11		113

Total Norway - 0.4%			$113
Singapore
Financials – 2.8%
CapitaCommercial Trust	95		125
CapitaLand Ltd.	103		256
CapitaMall Trust	105		161
Global Logistic Properties Ltd.	124		231
Mapletree Commercial Trust	95		101

			874

Total Singapore - 2.8%			$874

Sweden
Financials – 0.3%
Kungsleden AB	14		98

Total Sweden - 0.3%			$98
Switzerland
Financials – 0.4%
PSP Swiss Property Ltd., Registered Shares	2		141

Total Switzerland - 0.4%			$141
United Kingdom
Financials – 6.0%
British Land Co. plc (The)	18		219
Capital & Counties Properties plc	12		67
Capital & Regional plc	93		76
Derwent London plc	5		256
Hammerson plc	14		134
Hansteen Holdings plc	60		100
Land Securities Group plc	28		510
Metric Property Investments plc	71		169
SEGRO plc	29		167
Shaftesbury plc	11		132

			1,830

Total United Kingdom - 6.0%			$1,830
United States
Financials – 50.4%
Acadia Realty Trust	3		109
Alexandria Real Estate Equities, Inc.	2		194
Associated Estates Realty Corp.	2		41
AvalonBay Communities, Inc.	8		1,242
BioMed Realty Trust, Inc.	12		268
Boston Properties, Inc.	9		1,174
Brixmor Property Group, Inc.	6		147
Camden Property Trust	8		625
CBL & Associates Properties, Inc.	18		346
CubeSmart	11		247
Duke Realty Corp.	15		309
Equity Residential	19		1,362
Federal Realty Investment Trust	5		659
General Growth Properties, Inc.	14		404
HCP, Inc.	4		163
Healthcare Realty Trust, Inc.	5		125
Healthcare Trust of America, Inc., Class A	7		184
Hudson Pacific Properties, Inc.	—	*	1
LaSalle Hotel Properties	13		520
New York, Inc.	1		9
Paramount Group, Inc.(A)	13		251
Physicians Realty Trust	1		19
ProLogis	11		458
Public Storage, Inc.	4		813
Ramco-Gershenson Properties Trust	4		78
Retail Properties of America, Inc.	9		157
RLJ Lodging Trust	12		409
Senior Housing Properties Trust	5		109
Simon Property Group, Inc.	12		2,251
SL Green Realty Corp.	2		235
STORE Capital Corp.	3		61
Sunstone Hotel Investors, Inc.	15		244
Taubman Centers, Inc.	6		448
Terreno Realty Corp.	3		57
Ventas, Inc.	13		940
Vornado Realty Trust	7		825

			15,484

Telecommunication Services – 1.3%
American Tower Corp., Class A	4	402

Total United States - 51.7%		$15,886

TOTAL COMMON STOCKS – 97.9%		$30,083
(Cost: $27,863)

SHORT-TERM SECURITIES	Principal

Master Note – 0.7%
Toyota Motor Credit Corp.
0.126%, 1-7-15(B)	$201	201

TOTAL SHORT-TERM SECURITIES – 0.7%		$201
(Cost: $201)

TOTAL INVESTMENT SECURITIES – 98.6%		$30,284
(Cost: $28,064)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		425

NET ASSETS – 100.0%		$30,709

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$17,863	$11,818	$—
Telecommunication Services	402	—	—
Total Common Stocks	$18,265	$11,818	$—
Short-Term Securities	—	201	—
Total	$18,265	$12,019	$—

During the period ended December 31, 2014, securities totaling $7,079 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$28,064

Gross unrealized appreciation	3,070
Gross unrealized depreciation	(850)

Net unrealized appreciation	$2,220

SCHEDULE OF INVESTMENTS

Ivy Global Risk-Managed Real Estate Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Financials – 7.8%
DEXUS Property Group	170		$964
Investa Office Fund	108		319
Scentre Group(A)	627		1,777
Westfield Corp.	178		1,303

			4,363

Total Australia - 7.8%			$4,363
Bermuda
Financials – 2.9%
Hongkong Land Holdings Ltd.	242		1,627

Total Bermuda - 2.9%			$1,627
Canada
Financials – 3.6%
Allied Properties	9		278
Boardwalk	3		177
Calloway	20		464
Canadian Apartments
Properties	13		505
RioCan	26		596

			2,020

Total Canada - 3.6%			$2,020
France
Financials – 2.3%
Gecina	5		647
Unibail-Rodamco	2		618

			1,265

Total France - 2.3%			$1,265
Germany
Financials – 3.0%
alstria office AG	54		667
Deutsche EuroShop AG	10		422
LEG Immobilien AG	7		554

			1,643

Total Germany - 3.0%			$1,643
Hong Kong
Financials – 3.5%
Link (The)	121		754
Swire Properties Ltd.	400		1,177

			1,931

Total Hong Kong - 3.5%			$1,931
Japan
Financials – 10.8%
Daiwa Office Investment Corp.	—	*	466
GLP J	1		774
Hulic, Inc.	—	*	361
Japan Real Estate Investment Corp.	—	*	1,103
Kenedix Office Investment Corp.	—	*	521
Nippon Building Fund, Inc.	—	*	1,702
Nippon Prologis, Inc.	—	*	539
Nomura Real Estate Master Fund, Inc.	—	*	431
ORIX JREIT, Inc.	—	*	134

			6,031

Total Japan - 10.8%			$6,031
Jersey
Financials – 0.8%
Atrium European Real
Estate Ltd.	83		409

Total Jersey - 0.8%			$409
Netherlands
Financials – 0.7%
Vastned Retail N.V.	9		409

Total Netherlands - 0.7%			$409

Singapore
Financials – 3.3%
CapitaCommercial Trust	281		371
CapitaMall Trust	340		522
Fortune	423		428
Mapletree Commercial Trust	184		196
Suntec	216		319

			1,836

Total Singapore - 3.3%			$1,836
Switzerland
Financials – 0.9%
PSP Swiss Property Ltd.,
Registered Shares	6		509

Total Switzerland - 0.9%			$509
United Kingdom
Financials – 5.9%
Derwent London plc	14		660
Hammerson plc	52		487
Hansteen Holdings plc	196		328
Land Securities Group plc	64		1,148
Shaftesbury plc	55		662

			3,285

Total United Kingdom - 5.9%			$3,285
United States
Financials – 52.3%
Acadia Realty Trust	7		224
Alexandria Real Estate Equities, Inc.	4		394
American Campus Communities, Inc.	17		717
Associated Estates Realty Corp.	3		80
AvalonBay Communities, Inc.	15		2,402
BioMed Realty Trust, Inc.	23		487
Boston Properties, Inc.	20		2,529
Camden Property Trust	15		1,112
CubeSmart	16		360
EastGroup Properties, Inc.	7		453
Equity One, Inc.	14		367
Equity Residential	33		2,360
Federal Realty Investment Trust	14		1,882
HCP, Inc.	7		300
Healthcare Realty Trust, Inc.	8		230
Healthcare Trust of America, Inc., Class A .	22		599
Hudson Pacific Properties, Inc.	—	*	3
Macerich Co. (The)	11		897
New York, Inc.	1		15
Paramount Group, Inc.(A)	25		459
Physicians Realty Trust	2		33
ProLogis	19		813
Public Storage, Inc.	12		2,199
Ramco-Gershenson Properties Trust	11		214
Retail Properties of America, Inc.	17		286
Senior Housing Properties Trust	9		202
Simon Property Group, Inc.	23		4,240
STORE Capital Corp.	5		108
Taubman Centers, Inc.	19		1,489
Terreno Realty Corp.	7		144
Ventas, Inc.	24		1,740
Vornado Realty Trust	12		1,373
Washington	15		410

			29,121

Total United States - 52.3%			$29,121

TOTAL COMMON STOCKS – 97.8%			$54,449
(Cost: $50,628)

SHORT-TERM SECURITIES	Principal

Master Note – 2.0%
Toyota Motor Credit Corp.
0.126%, 1-7-15(B)	$1,120		1,120

TOTAL SHORT-TERM SECURITIES – 2.0%			$1,120
(Cost: $1,120)

TOTAL INVESTMENT SECURITIES – 99.8%			$55,569
(Cost: $51,748)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%			131

NET ASSETS – 100.0%			$55,700

Notes to Schedule of Investments

*	Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Financials	$33,931	$20,518	$—
Total Common Stocks	$33,931	$20,518	$—
Short-Term Securities	—	1,120	—
Total	$33,931	$21,638	$—

During the period ended December 31, 2014, securities totaling $10,586 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$51,748

Gross unrealized appreciation	4,843
Gross unrealized depreciation	(1,022)

Net unrealized appreciation	$3,821

SCHEDULE OF INVESTMENTS Ivy High Income Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares			Value

Consumer Discretionary
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)		—	*	$585

Housewares & Specialties – 0.0%
Provo Craft & Novelty, Inc. (A)(B)		3		—

Total Consumer Discretionary – 0.0%				585
Financials
Specialized Finance – 0.4%
Maritime Finance Co. Ltd. (A)(B)(C)		1,750		34,160

Total Financials – 0.4%				34,160

TOTAL COMMON STOCKS – 0.4%				$34,745
(Cost: $35,649)

WARRANTS

Consumer Discretionary
Apparel Retail – 0.0%
St. John Knits International, Inc. (D)		48		595

Total Consumer Discretionary – 0.0%				595
Consumer Staples
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (D)		13		419

Total Consumer Staples – 0.0%				419

TOTAL WARRANTS – 0.0%				$1,014
(Cost: $798)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Advertising – 0.7%
Acosta, Inc., 7.750%, 10–1–22 (E)		$46,896		47,482
Lamar Media Corp., 5.375%, 1–15–24		9,695		9,986

				57,468

Apparel Retail – 2.4%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21		34,038		28,422
Chinos Intermediate Holdings A, Inc., 7.750%, 5–1–19 (E)(F)		46,588		41,230
Gymboree Corp. (The), 9.125%, 12–1–18		37,725		14,524
Hot Topic, Inc., 9.250%, 6–15–21 (E)		9,606		10,279
HT Intermediate Holdings Corp., 12.000%, 5–15–19 (E)(F)		5,848		5,965
Neiman Marcus Group Ltd., Inc., 8.000%, 10–15–21 (E)		45,692		48,319
Nine West Holdings, Inc., 8.250%, 3–15–19 (E)		64,214		53,619

				202,358

Auto Parts & Equipment – 1.5%
IDQ Acquisition Corp., 14.000%, 10–1–17 (E)(F)		29,483		29,483
IDQ Holdings, Inc., 11.500%, 4–1–17 (E)		42,148		44,677
Midas Intermediate HoldCo II LLC & Midas Intermediate Finance, Inc., 7.875%, 10–1–22 (E)		26,570		25,773
Schaeffler Finance B.V.:
4.250%, 5–15–21 (E)		16,700		16,282
6.750%, 11–15–22 (E)(F)		3,779		3,949
Schaeffler Holding Finance B.V., 6.875%, 8–15–18 (E)(F)(G)	EUR	1,025		1,290

				121,454

Automobile Manufacturers – 0.3%
Group 1 Automotive, Inc., 5.000%, 6–1–22 (E)		$16,451		16,081
Navistar International Corp., 8.250%, 11–1–21		11,520		11,361

				27,442

Automotive Retail – 0.6%
Asbury Automotive Group, Inc., 6.000%, 12–15–24 (E)		5,880	5,983
Sonic Automotive, Inc., 5.000%, 5–15–23		45,581	44,213

			50,196

Broadcasting – 2.0%
CBS Outdoor Americas, Inc.:
5.250%, 2–15–22 (E)		3,959	3,989
5.625%, 2–15–24 (E)		7,522	7,560
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22		47,658	48,918
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		3,032	3,146
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20		10,252	10,790
Cumulus Media, Inc., 7.750%, 5–1–19		41,969	42,389
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7–15–19		23,324	24,286
13.375%, 10–15–19		20,998	22,100

			163,178

Cable & Satellite – 4.2%
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	3,821	4,681
7.750%, 5–15–22 (E)		$35,763	35,830
Cablevision Systems Corp., 5.875%, 9–15–22		37,003	37,466
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3–15–21		2,542	2,561
5.250%, 9–30–22		4,053	4,043
5.125%, 2–15–23		6,054	5,918
5.750%, 9–1–23		1,513	1,532
5.750%, 1–15–24		28,521	28,806
CCOH Safari LLC:
5.500%, 12–1–22		6,567	6,666
5.750%, 12–1–24		2,350	2,376
DISH DBS Corp.:
6.750%, 6–1–21		19,335	20,785
5.875%, 7–15–22		10,630	10,896
5.000%, 3–15–23		5,265	5,094
Numericable Group S.A.,
6.000%, 5–15–22 (E)		7,315	7,355
Sirius XM Radio, Inc.:
5.875%, 10–1–20 (E)		12,183	12,548
5.750%, 8–1–21 (E)		7,854	8,031
4.625%, 5–15–23 (E)		55,613	51,998
6.000%, 7–15–24 (E)		4,000	4,100
VTR Finance B.V.,
6.875%, 1–15–24 (E)		77,161	78,704
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7–15–19 (E)(F)		7,579	7,617
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (E)		11,032	11,749

			348,756

Casinos & Gaming – 1.0%
Gateway Casinos & Entertainment Ltd., 8.500%, 11–26–20 (E)(G)	CAD	18,556	15,714
MCE Finance Ltd., 5.000%, 2–15–21 (E)		$40,217	37,603
Wynn Macau Ltd., 5.250%, 10–15–21 (E)		29,504	27,734

			81,051

Distributors – 1.0%
Pinnacle Operating Corp., 9.000%, 11–15–20 (E)		78,221	80,568

Education Services – 2.3%
Laureate Education, Inc., 9.750%, 9–1–19 (E)(H)		184,206	189,732

Home Furnishings – 0.0%
Empire Today LLC and Empire Today Finance Corp., 11.375%, 2–1–17 (E)	4,296	3,179

Hotels, Resorts & Cruise Lines – 0.1%
Ryman Hospitality Properties, Inc., 5.000%, 4–15–21	12,521	12,458

Leisure Facilities – 0.5%
Palace Entertainment Holdings LLC, 8.875%, 4–15–17 (E)	20,302	20,607
Regal Entertainment Group, 5.750%, 2–1–25	20,424	18,790

		39,397

Movies & Entertainment – 0.9%
AMC Entertainment, Inc., 5.875%, 2–15–22	10,732	10,893
Cinemark USA, Inc.:
5.125%, 12–15–22	9,662	9,445
4.875%, 6–1–23	40,137	37,929
WMG Acquisition Corp.:
5.625%, 4–15–22 (E)	3,800	3,686
6.750%, 4–15–22 (E)	16,550	15,061

		77,014

Specialized Consumer Services – 3.0%
AA Bond Co. Ltd., 9.500%, 7–31–19 (E)(G)	GBP 16,070	27,539
B-Corp Merger Sub, Inc., 8.250%, 6–1–19	$96,366	87,211
Carlson Travel Holdings, 7.500%, 8–15–19 (E)(F)	18,974	19,116
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (E)	25,712	26,869
7.500%, 6–15–19 (E)(G)	EUR 12,963	16,666
Emdeon, Inc., 11.000%, 12–31–19	$13,500	14,681
Lansing Trade Group, 9.250%, 2–15–19 (E)	11,949	11,173
Nielsen Finance, 5.500%, 10–1–21 (E)	10,651	10,864
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (E)	36,539	36,722

		250,841

Specialty Stores – 2.5%
Academy Ltd. and Academy Finance Corp., 9.250%, 8–1–19 (E)	8,162	8,570
Jo-Ann Stores Holdings, Inc., 9.750%, 10–15–19 (E)(F)	101,532	86,302
Jo-Ann Stores, Inc., 8.125%, 3–15–19 (E)	14,833	13,795
Michaels Stores, Inc., 5.875%, 12–15–20 (E)	12,064	12,185
New Academy Finance Co. LLC, 8.000%, 6–15–18 (E)(F)	44,625	44,179
PC Nextco Holdings LLC and PC Nextco Finance, Inc., 8.750%, 8–15–19 (F)	18,924	19,019
Spencer Spirit Holdings, Inc., 9.000%, 5–1–18 (E)(F)	24,057	24,297

		208,347

Total Consumer Discretionary – 23.0%		1,913,439
Consumer Staples
Agricultural Products – 0.3%
American Seafoods Group LLC, 10.750%, 5–15–16 (E)	4,968	4,446
ASG Consolidated LLC, 15.000%, 5–15–17 (E)(F)	33,164	23,215

		27,661

Food Distributors – 0.9%
Diamond Foods, Inc., 7.000%, 3–15–19 (E)	8,463	8,675
Simmons Foods, Inc., 7.875%, 10–1–21 (E)	62,543	61,448
Sun Merger Sub, Inc., 5.875%, 8–1–21 (E)	5,564	5,675

		75,798

Packaged Foods & Meats – 1.2%
Bumble Bee Foods LLC, 9.625%, 3–15–18 (E)(F)	33,038	34,525
JBS USA LLC and JBS USA Finance, Inc., 5.875%, 7–15–24 (E)	56,616	55,625
Post Holdings, Inc., 7.375%, 2–15–22	5,532	5,532

		95,682

Tobacco – 0.4%
Prestige Brands, Inc., 5.375%, 12–15–21 (E)	35,691	35,067

Total Consumer Staples – 2.8%		234,208

Energy
Coal & Consumable Fuels – 0.6%
Foresight Energy LLC and Foresight Energy Finance Corp., 7.875%, 8–15–21 (E)	46,559	45,977

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc, 7.250%, 5–15–21 (E)	20,636	14,600

Oil & Gas Equipment & Services – 0.5%
Brand Energy & Infrastructure Services, 8.500%, 12–1–21 (E)	45,171	40,654
Seventy Seven Energy, Inc., 6.500%, 7–15–22	9,093	5,320

		45,974

Oil & Gas Exploration & Production – 0.3%
Chesapeake Energy Corp.:
3.481%, 4–15–19 (H)	8,114	7,952
4.875%, 4–15–22	9,286	9,031
Rice Energy, Inc.,
6.250%, 5–1–22 (E)	1,434	1,333
RSP Permian, Inc.,
6.625%, 10–1–22 (E)	9,854	9,164

		27,480

Oil & Gas Refining & Marketing – 1.5%
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (E)	56,726	49,352
Offshore Group Investment Ltd.:
7.500%, 11–1–19	42,700	31,811
7.125%, 4–1–23	18,084	12,840
Samson Investment Co., 9.750%, 2–15–20 (H)	12,564	5,206
Shelf Drilling Holdings Ltd., 8.625%, 11–1–18 (E)	29,493	24,184

		123,393

Total Energy – 3.1%		257,424
Financials
Consumer Finance – 1.2%
Creditcorp, 12.000%, 7–15–18 (E)	40,520	39,305
Speedy Cash Intermediate Holdings Corp., 10.750%, 5–15–18 (E)	48,030	47,069
Speedy Group Holdings Corp., 12.000%, 11–15–17 (E)	14,715	14,494

		100,868

Diversified Capital Markets – 2.1%
JLL /Delta Dutch Newco B.V., 7.500%, 2–1–22 (E)	15,644	15,879
Mobile Challenger Intermediate Group S.A., 8.750%, 3–15–19 (E)(F)(G)	EUR 67,200	75,108
Patriot Merger Corp., 9.000%, 7–15–21 (E)	$78,480	82,208

		173,195

Investment Banking & Brokerage – 0.3%
GFI Group, Inc., 9.625%, 7–19–18 (H)	22,679	26,194

Other Diversified Financial Services – 4.7%
AA PIK Co. Ltd., 9.500%, 11–7–19 (E)(F)(G)	GBP 22,500	36,024
AAF Holdings LLC and AAF Finance Co., 12.000%, 7–1–19 (E)(F)	$22,740	22,058
Abengoa Finance SAU, 7.750%, 2–1–20 (E)	62,100	54,803
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (E)	97,012	93,859
Greektown Holdings LLC and Greektown Mothership Corp., 8.875%, 3–15–19 (E)	44,977	44,865
New Cotai LLC and New Cotai Capital Corp., 10.625%, 5–1–19 (E)(F)	72,097	74,981
TransUnion Holding Co., Inc., 8.125%, 6–15–18 (F)	8,301	8,508

TransUnion LLC and TransUnion Financing Corp., 9.625%, 6–15–18 (F)	53,495	54,715

		389,813

Property & Casualty Insurance – 1.6%
Hockey Merger Sub 2 Inc., 7.875%, 10–1–21 (E)	28,549	28,406
Onex USI Acquisition Corp., 7.750%, 1–15–21 (E)	106,127	103,474

		131,880

Real Estate Development – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc., 8.125%, 7–15–19 (E)(F)	24,164	23,923

Real Estate Services – 0.3%
Stearns Holdings, Inc., 9.375%, 8–15–20 (E)	28,640	28,640

Specialized Finance – 1.5%
Consolidated Communications Finance II Co., 6.500%, 10–1–22 (E)	18,398	18,444
Flexi–Van Leasing, Inc., 7.875%, 8–15–18 (E)	25,687	25,430
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (E)	95,000	79,800

		123,674

Specialized REITs – 0.8%
Aircastle Ltd., 5.125%, 3–15–21	16,597	16,597
CNL Lifestyles Properties, Inc., 7.250%, 4–15–19	46,623	47,672

		64,269

Thrifts & Mortgage Finance – 0.4%
Provident Funding Associates L.P. and PFG Finance Corp., 6.750%, 6–15–21 (E)	35,860	34,784

Total Financials – 13.2%		1,097,240
Health Care
Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A. and Mallinckrodt CB LLC, 5.750%, 8–1–22 (E)	5,591	5,745

Health Care Facilities – 2.5%
AmSurg Corp., 5.625%, 11–30–20	4,498	4,599
AmSurg Escrow Corp., 5.625%, 7–15–22 (E)	7,939	8,137
Capsugel S.A., 7.000%, 5–15–19 (E)(F)	17,583	17,759
Catamaran Corp., 4.750%, 3–15–21	14,168	14,168
ConvaTec Finance International S.A., 8.250%, 1–15–19 (E)(F)	27,648	28,063
FWCT-2 Escrow Corp., 6.875%, 2–1–22	6,234	6,604
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.000%, 3–15–24	8,930	9,176
MPH Acquisition Holdings LLC, 6.625%, 4–1–22 (E)	31,019	31,717
Physio-Control International, Inc., 9.875%, 1–15–19 (E)	15,036	15,938
Tenet Healthcare Corp.:
8.125%, 4–1–22	60,164	67,233
6.875%, 11–15–31	6,823	6,414

		209,808

Health Care Services – 1.2%
MedImpact Holdings, Inc., 10.500%, 2–1–18 (E)	66,111	69,417
Truven Health Analytics, Inc.:
10.625%, 6–1–20	23,101	22,523
10.625%, 6–1–20 (E)	5,948	5,799

		97,739

Health Care Supplies – 0.6%
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (E)	60,178	54,085

Pharmaceuticals – 0.1%
Salix Pharmaceuticals Ltd., 6.000%, 1–15–21 (E)	6,485	6,614

Total Health Care – 4.5%		373,991
Industrials
Aerospace & Defense – 2.5%
Silver II Borrower SCA and Silver II U.S. Holdings, 7.750%, 12–15–20 (E)	76,607	72,394
TransDigm Group, Inc.: 5.500%, 10–15–20	8,899	8,699
7.500%, 7–15–21	22,192	23,634
TransDigm, Inc.:
6.000%, 7–15–22	48,957	48,835
6.500%, 7–15–24	54,313	54,584

		208,146

Air Freight & Logistics – 0.3%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19	22,190	23,965

Building Products – 1.5%
CPG Merger Sub LLC, 8.000%, 10–1–21 (E)	24,560	25,113
Headwaters, Inc.,
7.250%, 1–15–19	1,048	1,090
Ply Gem Industries, Inc.:
6.500%, 2–1–22	40,224	37,811
6.500%, 2–1–22 (E)	16,165	15,033
Roofing Supply Group LLC and Roofing Supply Finance, Inc., 10.000%, 6–1–20 (E)	35,961	35,670
USG Corp., 5.875%, 11–1–21 (E)	8,134	8,215

		122,932

Diversified Support Services – 0.8%
Algeco Scotsman Global Finance plc:
8.500%, 10–15–18 (E)	16,656	16,073
10.750%, 10–15–19 (E)	25,060	21,552
Nexeo Solutions LLC, 8.375%, 3–1–18	26,024	25,243

		62,868

Railroads – 0.6%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5–1–19 (E)	36,639	36,272
9.750%, 5–1–20 (E)	15,221	15,145

		51,417

Trading Companies & Distributors – 0.7%
HD Supply, Inc., 11.500%, 7–15–20	53,370	61,109

Total Industrials – 6.4%		530,437
Information Technology
Application Software – 0.6%
Epicor Software Corp., 8.625%, 5–1–19	23,240	24,402
Infor Software Parent LLC and Infor Software Parent, Inc., 7.125%, 5–1–21 (E)(F)	27,890	27,332

		51,734

Communications Equipment – 0.8%
Eagle Midco, Inc., 9.000%, 6–15–18 (E)(F)	67,990	69,520

Data Processing & Outsourced Services – 0.9%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (E)	29,388	30,049
5.375%, 8–1–22 (E)	40,381	39,876

		69,925

Electronic Manufacturing Services – 0.2%
KEMET Corp., 10.500%, 5–1–18	19,418	19,952

Internet Software & Services – 0.7%
IAC/InterActiveCorp.:
4.875%, 11–30–18	20,000	20,350
4.750%, 12–15–22	2,342	2,278
J2 Global, Inc., 8.000%, 8–1–20	28,977	31,186

		53,814

IT Consulting & Other Services – 0.7%
iGATE Corp., 4.750%, 4–15–19	6,185	6,185
NCR Escrow Corp.:
5.875%, 12–15–21	24,601	25,278
6.375%, 12–15–23	25,049	26,051

		57,514

Semiconductors – 0.4%
Micron Technology, Inc.:
5.875%, 2–15–22 (E)	29,790	31,280
5.500%, 2–1–25 (E)	4,943	4,992

		36,272

Technology Distributors – 0.9%
Sophia L.P. and Sophia Finance, Inc.: 9.625%, 12–1–18 (E)(F)	41,417	41,624

9.750%, 1–15–19 (E)	29,877	31,894

		73,518

Total Information Technology – 5.2%		432,249
Materials
Aluminum – 1.5%
Constellium N.V.:
8.000%, 1–15–23 (E)	33,437	33,270
5.750%, 5–15–24 (E)	18,523	16,115
Wise Metals Group LLC,
8.750%, 12–15–18 (E)	25,439	26,711
Wise Metals Intermediate Holdings,
9.750%, 6–15–19 (E)(F)	44,476	47,255

		123,351

Construction Materials – 0.6%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (E)	53,058	50,936

Diversified Metals & Mining – 2.0%
American Gilsonite Holding Co.,
11.500%, 9–1–17 (E)	20,241	19,938
Artsonig Pty Ltd.,
11.500%, 4–1–19 (E)(F)	35,918	31,608
Compass Minerals International, Inc.,
4.875%, 7–15–24 (E)	32,155	31,190
Crystal Merger Sub, Inc.,
7.625%, 10–15–21 (E)	7,359	7,672
FMG Resources Pty Ltd.:
8.250%, 11–1–19 (E)	17,042	15,508
6.875%, 4–1–22 (E)	38,557	32,099
Lundin Mining Corp.:
7.500%, 11–1–20 (E)	11,178	11,066
7.875%, 11–1–22 (E)	14,455	14,455

		163,536

Metal & Glass Containers – 2.0%
Ardagh Finance Holdings,
8.625%, 6–15–19 (E)(F)	28,404	27,978
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6–30–21 (E)	11,126	10,625
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (E)	30,837	31,916
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (E)	53,136	49,417
Signode Industrial Group,
6.375%, 5–1–22 (E)	45,375	44,241

		164,177

Paper Packaging – 0.5%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.,
6.000%, 6–15–17 (E)	19,988	19,489
Exopack Holdings S.A.,
7.875%, 11–1–19 (E)	9,310	9,589
Reynolds Group Holdings Ltd.,
9.000%, 4–15–19	15,117	15,646

		44,724

Precious Metals & Minerals – 0.3%
Prince Mineral Holding Corp.,
11.500%, 12–15–19 (E)(H)	28,421	28,989

Total Materials – 6.9%		575,713
Telecommunication Services Alternative Carriers – 0.1%
Level 3 Communications, Inc.,
5.750%, 12–1–22 (E)	12,412	12,489

Integrated Telecommunication Services – 2.0%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4–15–21 (E)	9,502	9,526
CenturyLink, Inc.,
5.625%, 4–1–20	17,159	17,802
Frontier Communications Corp.:
6.250%, 9–15–21	15,908	15,987
7.125%, 1–15–23	8,443	8,591
6.875%, 1–15–25	9,727	9,727
Level 3 Escrow II, Inc.,
5.375%, 8–15–22 (E)	30,910	31,065
Sprint Corp.:
7.250%, 9–15–21	39,534	39,188
7.875%, 9–15–23	35,786	35,328

		167,214

Wireless Telecommunication Service – 1.7%
Digicel Group Ltd.,
8.250%, 9–30–20 (E)		35,962	34,883
DigitalGlobe, Inc.,
5.250%, 2–1–21 (E)		9,644	9,162
Telecom Italia S.p.A.,
5.303%, 5–30–24 (E)		13,821	13,994
T-Mobile USA, Inc.:
6.464%, 4–28–19		9,198	9,566
6.542%, 4–28–20		14,724	15,202
6.633%, 4–28–21		24,320	24,958
6.125%, 1–15–22		2,464	2,501
6.731%, 4–28–22		7,891	8,128
6.000%, 3–1–23		13,041	13,074
6.500%, 1–15–24		1,411	1,446
6.375%, 3–1–25		6,045	6,142

			139,056

Total Telecommunication Services – 3.8%			318,759
Utilities
Electric Utilities – 0.2%
Alliant Holdings,
7.875%, 12–15–20 (E)		19,189	19,573

Renewable Electricity – 0.3%
Abengoa Yield plc,
7.000%, 11–15–19 (E)		23,050	22,704

Total Utilities – 0.5%			42,277

TOTAL CORPORATE DEBT SECURITIES – 69.4%			$5,775,737
(Cost: $5,927,463)

MUNICIPAL BONDS
New York – 0.1%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (E)		1,875	2,652

TOTAL MUNICIPAL BONDS – 0.1%			$2,652
(Cost: $1,875)

LOANS (H)
Consumer Discretionary Advertising – 0.2%
Advantage Sales & Marketing, Inc.,
7.500%, 7–25–22		15,474	15,273

Apparel Retail – 2.2%
Gymboree Corp. (The),
5.000%, 2–23–18		7,880	5,115
Hoffmaster Group, Inc.,
10.000%, 5–6–21		30,368	29,761
Nine West Holdings, Inc.,
6.250%, 1–8–20		47,279	42,157
Talbots, Inc. (The):
4.750%, 3–17–20		9,570	9,235
8.250%, 3–17–21		23,642	22,696
True Religion Apparel, Inc.:
5.875%, 7–29–19		37,274	34,013
5.875%, 7–30–19		39,865	36,377

			179,354

Auto Parts & Equipment – 0.3%
Direct ChassisLink, Inc.,
8.250%, 11–7–19		23,637	22,417

Casinos & Gaming – 0.3%
Centaur Acquisition LLC,
8.750%, 2–20–20		9,821	9,735
Gateway Casinos & Entertainment Ltd.:
6.250%, 11–4–19 (G)	CAD	38	32
5.650%, 11–26–19 (G)		14,831	12,638

			22,405

General Merchandise Stores – 1.2%
BJ’s Wholesale Club, Inc.,
8.500%, 3–31–20		$44,836	43,962
Orchard Acquisition Co. LLC,
7.000%, 2–8–19		60,471	59,639

			103,601

Housewares & Specialties – 0.8%
KIK Custom Products, Inc.:
5.500%, 5–17–19		32,722	31,959
9.500%, 11–17–19		31,814	31,602

Provo Craft & Novelty, Inc.,
15.000%, 3–2–16 (F)	8,049	10

		63,571

Movies & Entertainment – 1.0%
Formula One Holdings Ltd. and Delta Two S.a.r.l.:
4.750%, 7–15–21	10,321	10,054
7.750%, 7–29–22	70,598	68,480
Yonkers Racing Corp.,
8.750%, 8–20–20	5,500	3,782

		82,316

Restaurants – 0.3%
TGI Friday’s, Inc.:
5.250%, 6–20–20	690	685
5.250%, 6–20–20	75	74
6.590%, 6–20–20	1,779	1,768
9.250%, 6–20–21	26,957	26,418

		28,945

Specialized Consumer Services – 0.1%
Wand Intermediate I L.P.,
8.250%, 9–2–22	11,035	11,008

Total Consumer Discretionary – 6.4%		528,890
Consumer Staples
Food Distributors – 0.3%
Performance Food Group, Inc.:
6.250%, 11–14–19	17,019	16,657
6.250%, 11–17–19	8,705	8,520

		25,177

Food Retail – 0.4%
Focus Brands, Inc.,
10.250%, 8–21–18	36,399	36,399

Hypermarkets & Super Centers – 0.3%
GOBP Holdings, Inc.,
9.250%, 10–15–22	20,658	20,400

Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
7.750%, 6–19–22	18,980	18,529

Total Consumer Staples – 1.2%		100,505
Energy
Coal & Consumable Fuels – 0.2%
Westmoreland Coal Co.,
7.500%, 12–16–20	19,609	19,217

Oil & Gas Drilling – 0.3%
KCA Deutag Alpha Ltd.,
6.250%, 5–13–20	33,983	23,746

Oil & Gas Equipment & Services – 0.3%
Regent Purchaser Investment, Inc.,
6.000%, 7–22–21	25,859	20,385

Oil & Gas Exploration & Production – 0.1%
Sabine Oil & Gas LLC,
8.750%, 12–31–18	13,548	10,296

Oil & Gas Refining & Marketing – 1.0%
Fieldwood Energy LLC,
8.375%, 9–30–20	47,796	34,712
Shelf Drilling Midco Ltd.,
10.000%, 10–8–18 (F)	60,366	44,973

		79,685

Oil & Gas Storage & Transportation – 0.8%
Bowie Resources Holdings LLC:
6.750%, 8–12–20	44,127	43,465
11.750%, 2–16–21	26,759	26,224

		69,689

Total Energy – 2.7%		223,018
Financials
Consumer Finance – 0.2%
TransFirst, Inc.:
5.500%, 10–16–21	2,901	2,878
9.000%, 10–16–22	14,395	14,188

		17,066

Other Diversified Financial Services – 0.6%
WP Mustang Holdings LLC:
5.500%, 5–29–21	21,915	21,628
8.500%, 5–29–22	29,925	28,728

		50,356

Total Financials – 0.8%		67,422
Health Care
Health Care Facilities – 0.8%
Surgery Center Holdings, Inc.:
5.250%, 7–24–20	30,505	29,666
8.500%, 7–24–21	37,505	36,099

		65,765

Health Care Services – 0.4%
Accellent, Inc.,
7.500%, 2–21–22	19,176	17,977
Ikaria, Inc.,
8.750%, 2–4–22	13,557	13,320

		31,297

Health Care Supplies – 0.3%
Sage Products Holdings III LLC,
9.250%, 6–13–20	30,549	30,243

Health Care Technology – 0.4%
Vitera Healthcare Solutions LLC:
6.000%, 11–4–20	19,226	19,034
9.250%, 11–4–21	11,652	11,244

		30,278

Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc.,
7.750%, 7–29–21	40,260	37,543

Total Health Care – 2.3%		195,126
Industrials
Air Freight & Logistics – 0.2%
DAE Aviation Holdings, Inc.,
7.750%, 7–29–19	20,469	19,855

Building Products – 1.1%
GYP Holdings III Corp.:
4.750%, 3–27–21	13,500	13,078
7.750%, 3–27–22	50,245	49,743
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3–24–22	35,500	31,950

		94,771

Construction & Engineering – 0.3%
Tensar International Corp.:
5.750%, 7–9–21	11,402	10,205
9.500%, 7–9–22	15,197	12,006

		22,211

Diversified Support Services – 0.4%
Omnitracs, Inc.,
8.750%, 4–29–21	1,500	1,447
Sprint Industrial Holdings LLC:
7.000%, 5–14–19	20,533	19,404
11.250%, 5–14–19	10,642	10,323

		31,174

Environmental & Facilities Services – 0.1%
Brickman Group Ltd. (The),
7.500%, 12–11–21	7,789	7,619

Industrial Conglomerates – 0.1%
Crosby Worldwide Ltd.,
7.000%, 11–22–21	12,913	12,138

Industrial Machinery – 0.9%
Capital Safety North America Holdings, Inc.,
6.500%, 3–26–22	41,674	39,382
NN, Inc.,
6.000%, 7–18–21	9,103	9,058
United Central Industrial Supply Co. LLC:
7.500%, 10–12–18	28,309	25,620
8.618%, 10–12–18	234	211

		74,271

Research & Consulting Services – 0.6%
Larchmont Resources LLC,
8.250%, 8–7–19	49,261	47,413

Total Industrials – 3.7%		309,452
Information Technology
Application Software – 4.0%
Applied Systems, Inc.,
7.500%, 1–15–22	34,872	33,942
Aptean Holdings, Inc.:
5.250%, 2–6–20	23,441	22,660
8.500%, 2–21–21	15,746	14,959
Misys plc and Magic Newco LLC,
12.000%, 6–12–19	208,077	224,854
TIBCO Software, Inc.,
6.500%, 11–25–20	35,785	34,592

		331,007

Data Processing & Outsourced Services – 0.1%
Sedgwick Claims Management Services, Inc.,
6.750%, 1–27–22	8,270	7,753

Internet Software & Services – 1.0%
TravelCLICK, Inc. & TCH–2 Holdings LLC:
5.500%, 5–8–21	39,041	38,455
8.750%, 11–8–21	39,154	37,196
W3 Co.,
9.250%, 9–1–20	11,387	10,931

		86,582

IT Consulting & Other Services – 1.3%
Active Network, Inc. (The):
5.500%, 11–15–20	20,360	19,885
9.500%, 11–15–21	42,964	41,138

Triple Point Group Holdings, Inc.:
5.250%, 7–13–20	31,797	28,856
9.250%, 7–13–21	24,243	20,728

		110,607

Total Information Technology – 6.4%		535,949
Materials
Construction Materials – 1.0%
Quickrete Holdings, Inc.,
7.000%, 3–19–21	7,006	6,954
U.S. LBM Holdings LLC:
8.000%, 4–25–20	42,485	41,529
8.000%, 4–25–20	32,084	31,362

		79,845

Diversified Metals & Mining – 0.3%
EP Minerals LLC:
5.500%, 7–24–20	12,595	12,470
8.500%, 7–24–21	12,375	12,313

		24,783

Metal & Glass Containers – 0.1%
Consolidated Container Co. LLC,
7.750%, 1–3–20	11,387	10,846

Paper Packaging – 0.6%
FPC Holdings, Inc.,
9.250%, 5–27–20	32,147	30,861
Ranpak (Rack Merger),
8.250%, 9–22–22	22,983	22,849

		53,710

Specialty Chemicals – 0.3%
Chromaflo Technologies Corp.,
8.250%, 6–2–20	21,318	20,892

Total Materials – 2.3%		190,076
Telecommunication Services
Alternative Carriers – 0.2%
Cable & Wireless Communications,
0.000%, 11–6–16 (I)	14,338	14,266

Total Telecommunication Services – 0.2%		14,266
Utilities
Independent Power Producers & Energy Traders – 0.9%
Alinta Energy Finance PTY Ltd.:
0.000%, 8–13–19 (I)	3,447	3,421
6.375%, 8–13–19	71,227	70,693

		74,114

Total Utilities – 0.9%		74,114

TOTAL LOANS – 26.9%		$2,238,818
(Cost: $2,332,594)

SHORT-TERM SECURITIES
Commercial Paper(J) – 1.9%
Bemis Co., Inc.,
0.520%, 1–16–15	15,000	14,996
CVS Caremark Corp.,
0.510%, 1–15–15	15,000	14,997
Diageo Capital plc (GTD by Diageo plc):
0.410%, 1–8–15	4,491	4,490
0.500%, 1–13–15	7,500	7,499
0.500%, 1–14–15	15,000	14,997

DTE Energy Co. (GTD by Detroit Edison Co.),
0.500%, 1–13–15	13,340	13,338
Essilor International S.A.,
0.200%, 3–20–15	5,000	4,998
General Mills, Inc.,
0.390%, 1–20–15	20,000	19,995
Harley–Davidson Financial Services (GTD by Harley– Davidson Credit Corp.),
0.250%, 1–22–15	12,000	11,998
Kellogg Co.:
0.290%, 1–12–15	20,000	19,998
0.390%, 1–13–15	8,403	8,402
NBCUniversal Enterprise, Inc.,
0.340%, 1–13–15	15,000	14,998
Virginia Electric and Power Co.,
0.330%, 1–26–15	10,000	9,998

		160,704

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (K)	3	3

TOTAL SHORT-TERM SECURITIES – 1.9%		$160,707
(Cost: $160,710)

TOTAL INVESTMENT SECURITIES – 98.7%		$8,213,673
(Cost: $8,459,089)

CASH AND OTHER ASSETS, NET OF LIABILITIES(L) – 1.3%		108,605

NET ASSETS – 100.0%		$8,322,278

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At December 31, 2014, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Maritime Finance Co. Ltd.	9-19-13	1,750	$35,000	$34,160
Provo Craft & Novelty, Inc.	9-15-11	3	1	—
			$35,001	$34,160

The total value of these securities represented 0.4% of net assets at December 31, 2014.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $4,155,652 or 49.9% of net assets.

(F)	Payment-in-kind bonds.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro and GBP - British Pound).

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(I)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(J)	Rate shown is the yield to maturity at December 31, 2014.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

(L)	Cash of $1,420 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Swiss Franc	35,638	U.S. Dollar	36,884	1-14-15	Deutsche Bank AG	$1,033	$—
British Pound	40,788	U.S. Dollar	63,964	1-14-15	Morgan Stanley International	396	—
Euro	51,773	U.S. Dollar	64,340	1-14-15	Morgan Stanley International	1,686	—
						$3,115	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$34,745
Warrants	—	—	1,014
Corporate Debt Securities	—	5,586,720	189,017
Municipal Bonds	—	2,652	—
Loans	—	1,518,814	720,004
Short-Term Securities	—	160,707	—
Total	$—	$7,268,893	$944,780
Forward Foreign Currency Contracts	$—	$3,115	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 4–1–14	$36,986	$2,207	$162,118	$842,657
Net realized gain (loss)	—	—	(798)	(96)
Net change in unrealized appreciation (depreciation)	(2,241)	(1,193)	(22,948)	(41,969)
Purchases	—	—	27,051	448,913
Sales	—	—	(15,972)	(357,628)
Amortization/Accretion of premium/discount	—	—	(142)	772
Transfers into Level 3 during the period	—	—	201,827	281,124
Transfers out of Level 3 during the period	—	—	(162,119)	(453,769)
Ending Balance 12–31–14	$34,745	$1,014	$189,017	$720,004
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12–31–14	$(2,241)	$(1,193)	$(22,948)	$(41,969)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2014, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$34,745	Broker	Broker quotes
Warrants	1,014	Broker	Broker quotes
Corporate Debt Securities	189,017	Third-party valuation service	Broker quotes
Loans	720,004	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD	= Guaranteed

REIT	= Real Estate Investment Trust

OTC	= Over The Counter

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,459,089
Gross unrealized appreciation	106,044
Gross unrealized depreciation	(351,460)
Net unrealized depreciation	$(245,416)

SCHEDULE OF INVESTMENTS Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Consumer Staples – 1.1%
Coca-Cola Amatil Ltd.	3,966	$29,944

Financials – 1.1%
Macquarie Group Ltd.	634	29,883

Materials – 1.5%
Amcor Ltd.	3,755	41,310

Total Australia – 3.7%		$101,137
Brazil
Consumer Staples – 1.1%
Hypermarcas S.A. (A)	4,828	30,242

Telecommunication Services – 1.2%
TIM Participacoes S.A.	5,999	26,586
TIM Participacoes S.A. ADR	198	4,400

		30,986

Total Brazil – 2.3%		$61,228
China
Consumer Discretionary – 1.0%
JD.com, Inc. ADR (A)	1,111	25,712

Consumer Staples – 1.6%
Kweichow Moutai Co. Ltd., Class A	1,458	44,531

Financials – 1.7%
China Construction Bank Corp.	55,985	45,728

Information Technology – 1.4%
Baidu.com, Inc. ADR (A)	170	38,679

Total China – 5.7%		$154,650
Denmark
Telecommunication Services – 1.3%
TDC A/S	4,748	36,211

Total Denmark – 1.3%		$36,211
France
Energy – 1.0%
Total S.A.	508	26,007

Financials – 1.1%
BNP Paribas S.A.	504	29,771

Industrials – 5.1%
Bouygues S.A.	1,657	59,837
European Aeronautic Defence and Space Co.	604	29,851
Vinci	875	47,788

		137,476

Information Technology – 1.4%
Cap Gemini S.A.	518	37,067

Materials – 1.3%
Lafarge	517	36,315

Utilities – 1.2%
Gaz de France	1,384	32,266

Total France – 11.1%		$298,902
Germany
Health Care – 4.5%
Bayer AG	320	43,616
Fresenius SE & Co. KGaA	1,485	77,212

		120,828

Industrials – 1.2%
Siemens AG	291	32,618

Total Germany – 5.7%		$153,446
Hong Kong
Financials – 1.4%
Cheung Kong (Holdings) Ltd.	2,331	39,037

Total Hong Kong – 1.4%		$39,037
Ireland
Health Care – 1.1%
Shire Pharmaceuticals Group plc ADR	139	29,564

Materials – 1.3%
James Hardie Industries plc, Class C	3,246	34,654

Total Ireland – 2.4%		$64,218
Israel
Health Care – 3.0%
Teva Pharmaceutical Industries Ltd. ADR	1,399	80,463

Total Israel – 3.0%		$80,463
Japan
Consumer Discretionary – 3.1%
Bridgestone Corp.	849	29,434
Mitsubishi Motors Corp.	3,251	29,697
Nissin Kogyo Co. Ltd.	1,693	23,513

		82,644

Energy – 0.9%
Inpex Corp.	2,291	25,507

Financials – 3.8%
Millea Holdings, Inc.	1,584	51,451
Sumitomo Mitsui Trust Holdings, Inc.	13,674	52,375

		103,826

Industrials – 2.6%
Dakin Industries Ltd.	447	28,657
Mitsubishi Heavy Industries Ltd.	7,754	42,791

		71,448

Information Technology – 1.9%
Tokyo Electron Ltd.	478	36,255
Yahoo Japan Corp.	4,343	15,563

		51,818

Telecommunication Services – 1.4%
Softbank Corp.	613	36,512

Total Japan – 13.7%		$371,755
Luxembourg
Energy – 0.7%
Acergy S.A.	1,896	19,403

Total Luxembourg – 0.7%		$19,403
Mexico
Financials – 1.4%
Grupo Financiero Banorte S.A.B. de C.V.	6,884	37,885

Total Mexico – 1.4%		$37,885
Netherlands
Financials – 1.1%
ING Groep N.V., Certicaaten Van Aandelen (A)	2,322	30,002

Materials – 1.0%
Royal DSM Heerlen	455	27,740

Total Netherlands – 2.1%		$57,742
South Korea
Consumer Discretionary – 1.0%
Hyundai Mobis (A)	133	28,414

Information Technology – 1.1%
Samsung Electronics Co. Ltd.	24	29,286

Total South Korea – 2.1%		$57,700
Spain
Consumer Discretionary – 1.1%
Gestevision Telecinco S.A.	2,386	29,993

Financials – 1.3%
CaixaBank S.A.	6,921	36,265

Health Care – 1.1%
Grifols S.A.	733	29,266

Information Technology – 1.6%
Amadeus IT Holding S.A.	1,082	43,101

Total Spain – 5.1%		$138,625
Sweden
Financials – 1.8%
Investment AB Kinnevik (publ), Class B	366	11,896
Investor AB, B Shares	985	35,796

		47,692

Materials – 2.2%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2,785	60,047

Total Sweden – 4.0%		$107,739
Switzerland
Consumer Discretionary – 0.6%
Compagnie Financiere Richemont S.A.	170	15,072

Industrials – 1.7%
Adecco S.A.	678	46,579

Materials – 1.2%
Syngenta AG	102	32,938

Total Switzerland – 3.5%		$94,589
United Kingdom
Consumer Discretionary – 5.5%
Burberry Group plc	1,611	40,869
Marks and Spencer Group plc	5,044	37,346
WPP Group plc	3,335	69,346

		147,561

Consumer Staples – 3.9%
Reckitt Benckiser Group plc	380	30,789
SABMiller plc	776	40,467
Unilever plc	828	33,643

		104,899

Energy – 1.9%
BP plc	4,084	25,923
Royal Dutch Shell plc, Class A	752	25,047

		50,970

Financials – 4.0%
Aviva plc	3,891	29,236
Legal & General Group plc	11,771	45,448
Prudential plc	1,447	33,448

		108,132

Health Care – 2.1%
GlaxoSmithKline plc	2,063	44,248
GlaxoSmithKline plc ADR	298	12,750

		56,998

Industrials – 2.5%
BAE Systems plc	4,603	33,663
Rolls-Royce Group plc	2,548	34,224

		67,887

Materials – 1.5%
Antofagasta plc	3,534	41,176

Total United Kingdom – 21.4%		$577,623
United States
Information Technology – 3.2%
Cognizant Technology Solutions Corp., Class A (A)	714	37,622
Yahoo!, Inc. (A)	941	47,546

		85,168

Total United States – 3.2%		$85,168

TOTAL COMMON STOCKS – 93.8%		$2,537,521
(Cost: $2,440,264)

PREFERRED STOCKS
Germany
Consumer Discretionary – 2.7%
Volkswagen AG, 2.260%	329	73,164

Consumer Staples – 0.8%
Henkel AG & Co. KGaA	195	21,016

Total Germany – 3.5%		$94,180

TOTAL PREFERRED STOCKS – 3.5%		$94,180
(Cost: $97,133)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.0%
Air Products and Chemicals, Inc.
0.160%, 1–21–15	$3,000	3,000
BorgWarner, Inc.
0.350%, 1–16–15	5,000	4,999
Coca-Cola Co. (The)
0.130%, 2–12–15	5,000	4,999
Diageo Capital plc (GTD by Diageo plc)
0.410%, 1–8–15	5,000	5,000
Federal Home Loan Bank:
0.010%, 1–7–15	7,027	7,027
0.020%, 1–26–15	2,000	2,000
L Oreal USA, Inc.
0.100%, 1–26–15	7,000	7,000
St. Jude Medical, Inc.:
0.220%, 1–15–15	5,000	4,999
0.250%, 1–26–15	10,000	9,998
Wal-Mart Stores, Inc.
0.090%, 1–13–15	3,000	3,000

		52,022

Master Note – 0.0%
Toyota Motor Credit Corp.
0.126%, 1–7–15 (C)	1,095	1,095

TOTAL SHORT-TERM SECURITIES – 2.0%		$53,117
(Cost: $53,117)

TOTAL INVESTMENT SECURITIES – 99.3%		$2,684,818
(Cost: $2,590,514)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		20,135

NET ASSETS – 100.0%		$2,704,953

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at December 31, 2014:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Brazilian Real	161,724	U.S. Dollar	59,830	1-20-15	Deutsche Bank AG	$—	$757
Chinese Yuan
Renminbi	1,673,545	U.S. Dollar	267,846	3-12-15	Deutsche Bank AG	345	—
						$345	$757

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$25,712	$303,684	$—
Consumer Staples	30,242	179,374	—
Energy	—	121,887	—
Financials	37,885	470,336	—
Health Care	122,777	194,342	—
Industrials	—	356,008	—
Information Technology	123,847	161,272	—
Materials	—	274,180	—
Telecommunication Services	30,986	72,723	—
Utilities	—	32,266	—
Total Common Stocks	$371,449	$2,166,072	$—
Preferred Stocks	—	94,180	—
Short-Term Securities	—	53,117	—
Total	$371,449	$2,313,369	$—
Forward Foreign Currency Contracts	$—	$345	$—
Liabilities
Forward Foreign Currency Contracts	$—	$757	$—

During the period ended December 31, 2014, securities totaling $1,096,430 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,590,514

Gross unrealized appreciation	234,737
Gross unrealized depreciation	(140,433)
Net unrealized appreciation	$94,304

SCHEDULE OF INVESTMENTS Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.2%
Limited Brands, Inc.	214	$18,530

Apparel, Accessories & Luxury Goods – 0.9%
Under Armour, Inc., Class A (A)	201	13,662

Automotive Retail – 2.0%
AutoZone, Inc. (A)	15	8,977
O’Reilly Automotive, Inc. (A)	118	22,806

		31,783

Broadcasting – 1.1%
CBS Corp., Class B	303	16,746

Cable & Satellite – 1.8%
Comcast Corp., Class A	473	27,433

Casinos & Gaming – 1.3%
Las Vegas Sands, Inc.	195	11,324
Wynn Resorts Ltd.	58	8,553

		19,877

Consumer Electronics – 2.8%
Harman International Industries, Inc.	417	44,509

Footwear – 1.5%
NIKE, Inc., Class B	239	23,009

Home Improvement Retail – 3.5%
Home Depot, Inc. (The)	517	54,311

Hotels, Resorts & Cruise Lines – 1.8%
Hilton Worldwide Holdings, Inc. (A)	1,088	28,391

Internet Retail – 2.0%
Amazon.com, Inc. (A)	55	17,162
priceline.com, Inc. (A)	12	13,797

		30,959

Motorcycle Manufacturers – 2.5%
Harley-Davidson, Inc.	586	38,636

Restaurants – 0.5%
Starbucks Corp.	97	7,951

Specialty Stores – 1.4%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	175	22,321

Total Consumer Discretionary – 24.3%		378,118
Consumer Staples
Brewers – 2.2%
Anheuser-Busch InBev S.A. ADR	309	34,740

Tobacco – 0.5%
Philip Morris International, Inc.	90	7,339

Total Consumer Staples – 2.7%		42,079
Energy
Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	210	17,920

Oil & Gas Exploration & Production – 1.1%
EOG Resources, Inc.	178	16,379

Total Energy – 2.2%		34,299
Health Care
Biotechnology – 13.5%
Alexion Pharmaceuticals, Inc. (A)	21	3,959
Biogen Idec, Inc. (A)	197	66,707
Celgene Corp. (A)	625	69,935
Gilead Sciences, Inc. (A)	746	70,318

		210,919

Health Care Facilities – 3.0%
HCA Holdings, Inc. (A)	636	46,662

Pharmaceuticals – 5.3%
Actavis plc (A)	61	15,573
Allergan, Inc.	157	33,398

Bristol-Myers Squibb Co.	562	33,181

		82,152

Total Health Care – 21.8%		339,733
Industrials
Aerospace & Defense – 3.6%
Boeing Co. (The)	206	26,815
Precision Castparts Corp.	117	28,279

		55,094

Railroads – 8.3%
Canadian Pacific Railway Ltd.	290	55,900
Kansas City Southern	179	21,892
Union Pacific Corp.	434	51,714

		129,506

Total Industrials – 11.9%		184,600
Information Technology
Application Software – 1.5%
Adobe Systems, Inc. (A)	328	23,846

Data Processing & Outsourced Services – 9.8%
FleetCor Technologies, Inc. (A)	201	29,861
MasterCard, Inc., Class A	841	72,469
Visa, Inc., Class A	191	50,106

		152,436

Internet Software & Services – 7.0%
Facebook, Inc., Class A (A)	602	46,952
Google, Inc., Class A (A)	40	21,333
Google, Inc., Class C (A)	52	27,426
LendingClub Corp. (A)	105	2,651
LinkedIn Corp., Class A (A)	46	10,498

		108,860

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corp., Class A (A)	540	28,410

Semiconductor Equipment – 3.8%
Applied Materials, Inc.	2,205	54,951
Lam Research Corp.	57	4,546

		59,497

Semiconductors – 1.6%
NXP Semiconductors N.V. (A)	320	24,471

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	728	80,311

Total Information Technology – 30.7%		477,831
Materials
Diversified Chemicals – 1.2%
PPG Industries, Inc.	79	18,353

Total Materials – 1.2%		18,353
Telecommunication Services
Wireless Telecommunication Service – 1.5%
American Tower Corp., Class A	186	18,357
SBA Communications Corp. (A)	48	5,305

		23,662

Total Telecommunication Services – 1.5%		23,662

TOTAL COMMON STOCKS – 96.3%		$1,498,675
(Cost: $928,875)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.5%
Campbell Soup Co.,
0.480%, 2–11–15	$5,000	4,997
Exxon Mobil Corp.,
0.010%, 1–2–15	4,919	4,919
Illinois Tool Works, Inc.,
0.130%, 1–6–15	5,000	5,000
NBCUniversal Enterprise, Inc.,
0.340%, 1–13–15	5,000	4,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.190%, 1–15–15	2,890	2,890
Sherwin-Williams Co. (The),
0.230%, 1–6–15	4,000	4,000
Siemens Capital Co. LLC (GTD by Siemens AG),
0.150%, 1–15–15	12,000	11,999

		38,804

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (C)	3,076	3,076

TOTAL SHORT-TERM SECURITIES – 2.7%		$41,880
(Cost: $41,880)

TOTAL INVESTMENT SECURITIES – 99.0%		$1,540,555
(Cost: $970,755)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		15,648

NET ASSETS – 100.0%		$1,556,203

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,498,675	$—	$—
Short-Term Securities	—	41,880	—
Total	$1,498,675	$41,880	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$970,755

Gross unrealized appreciation	574,180
Gross unrealized depreciation	(4,380)
Net unrealized appreciation	$569,800

SCHEDULE OF INVESTMENTS Ivy Limited-Term Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Apparel Retail – 0.9%
Limited Brands, Inc.,
8.500%, 6–15–19	$13,000	$15,405

Apparel, Accessories & Luxury Goods – 0.9%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	16,000	16,012

Automobile Manufacturers – 3.5%
General Motors Co.:
3.500%, 10–2–18	10,035	10,236
4.875%, 10–2–23	14,500	15,515
Toyota Motor Credit Corp.:
2.000%, 9–15–16	13,250	13,494
2.000%, 10–24–18	5,125	5,174
Volkswagen Group of America, Inc.,
2.125%, 5–23–19 (A)	16,000	15,916

		60,335

Broadcasting – 0.9%
CBS Corp.,
7.625%, 1–15–16	3,500	3,736
CBS Corp. (GTD by CBS Operations, Inc.),
2.300%, 8–15–19	12,855	12,702

		16,438

Cable & Satellite – 1.8%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
5.875%, 10–1–19	3,900	4,461
5.200%, 3–15–20	3,000	3,317
3.950%, 1–15–25	4,575	4,611
Lender Processing Services, Inc. and Black Knight Lending Solutions, Inc.,
5.750%, 4–15–23	6,140	6,447
TCI Communications, Inc.,
8.750%, 8–1–15	7,000	7,324
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10–15–17	4,000	4,584

		30,744

Department Stores – 0.8%
Macy’s Retail Holdings, Inc.,
7.450%, 7–15–17	12,100	13,757

General Merchandise Stores – 0.9%
Dollar General Corp.:
4.125%, 7–15–17	12,500	12,892
1.875%, 4–15–18	3,000	2,899

		15,791

Home Improvement Retail – 1.1%
Lowe’s Co., Inc.:
5.000%, 10–15–15	8,000	8,271
2.125%, 4–15–16	11,366	11,556

		19,827

Internet Retail – 0.8%
Amazon.com, Inc.,
3.800%, 12–5–24	13,305	13,631

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	2,500	2,553

Total Consumer Discretionary – 11.7%		204,493
Consumer Staples
Brewers – 0.4%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
7.750%, 1–15–19	5,324	6,448

Distillers & Vintners – 1.4%
Beam, Inc.,
1.750%, 6–15–18	10,000	9,896
Diageo Capital plc,
5.750%, 10–23–17	13,500	15,035

		24,931

Drug Retail – 0.4%
Walgreen Co.,
1.800%, 9–15–17	6,500	6,504

Food Distributors – 1.2%
ConAgra Foods, Inc.:
1.300%, 1–25–16	2,940	2,940
5.819%, 6–15–17	2,500	2,737
7.000%, 4–15–19	10,742	12,512
Wm. Wrigley Jr. Co.:
2.000%, 10–20–17 (A)	1,000	1,007
2.400%, 10–21–18 (A)	1,500	1,511

		20,707

Packaged Foods & Meats – 1.2%
Kraft Foods, Inc.,
4.125%, 2–9–16	12,000	12,448
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	8,000	8,073

		20,521

Soft Drinks – 0.2%
Bottling Group LLC,
5.125%, 1–15–19	4,059	4,538

Total Consumer Staples – 4.8%		83,649
Energy
Integrated Oil & Gas – 1.1%
Petro-Canada,
6.050%, 5–15–18	14,700	16,534
Statoil ASA (GTD by Statoil Petroleum AS),
1.950%, 11–8–18	3,500	3,499

		20,033

Oil & Gas Equipment & Services – 1.6%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	13,000	14,900
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.):
1.950%, 9–14–16 (A)	3,000	3,056
1.250%, 8–1–17 (A)	5,000	4,981
Schlumberger Norge A.S.,
1.250%, 8–1–17 (A)	2,435	2,429
Schlumberger Norge A.S. (GTD by Schlumberger Ltd.),
1.950%, 9–14–16 (A)	3,000	3,055

		28,421

Oil & Gas Exploration & Production – 4.4%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	12,000	12,034
ConocoPhillips Co. (GTD by ConocoPhillips),
3.350%, 11–15–24	15,250	15,408
EOG Resources, Inc.,
2.500%, 2–1–16	6,000	6,109
EQT Corp.,
8.125%, 6–1–19	11,520	13,888
Marathon Oil Corp.,
0.900%, 11–1–15	11,240	11,209
Plains Exploration & Production Co.,
6.875%, 2–15–23	16,608	18,476

		77,124

Oil & Gas Storage & Transportation – 2.3%
Copano Energy LLC and Copano Energy Finance Corp.,
7.125%, 4–1–21	4,566	4,959
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.):
3.250%, 10–1–15	5,500	5,580
2.700%, 4–1–19	2,000	1,958
El Paso Corp.,
7.000%, 6–15–17	17,550	19,349
Kinder Morgan Energy Partners L.P.,
5.950%, 2–15–18	7,000	7,728

		39,574

Total Energy – 9.4%		165,152
Financials
Asset Management & Custody Banks – 0.9%
Ares Capital Corp.,
3.875%, 1–15–20	16,515	16,468

Consumer Finance – 6.7%
American Express Co.,
7.000%, 3–19–18	10,000	11,569
American Express Credit Corp.,
1.300%, 7–29–16	5,320	5,344
American Honda Finance Corp.:
1.450%, 2–27–15 (A)	6,995	7,005
1.500%, 9–11–17 (A)	6,000	6,006
7.625%, 10–1–18 (A)	5,000	5,985

Capital One Bank USA N.A.,
2.150%, 11–21–18	2,650	2,636
Capital One Financial Corp.,
6.750%, 9–15–17	9,000	10,154
Capital One N.A.,
2.400%, 9–5–19	6,000	5,971
Caterpillar Financial Services Corp.,
1.000%, 11–25–16	2,000	2,002
Discover Financial Services,
3.950%, 11–6–24	16,100	16,184
Ford Motor Credit Co. LLC:
1.500%, 1–17–17	2,450	2,437
5.000%, 5–15–18	17,500	19,015
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7–10–19	4,500	4,595
Hyundai Capital America:
1.875%, 8–9–16 (A)	4,000	4,029
2.875%, 8–9–18 (A)	5,525	5,637
Western Union Co. (The),
5.930%, 10–1–16	7,540	8,098

		116,667

Diversified Banks – 5.2%
Bank of America Corp.,
5.650%, 5–1–18	6,000	6,666
Bank of New York Mellon Corp. (The),
2.300%, 9–11–19	12,750	12,813
Bank of Nova Scotia (The):
2.050%, 10–30–18	14,150	14,167
2.050%, 6–5–19	8,650	8,619
Commonwealth Bank of Australia:
1.950%, 3–16–15	5,000	5,015
2.250%, 3–13–19	8,500	8,540
HSBC Bank plc,
3.100%, 5–24–16 (A)	6,000	6,196
U.S. Bancorp,
2.200%, 11–15–16	10,000	10,207
Wachovia Corp.,
5.750%, 2–1–18	13,500	15,117
Wells Fargo & Co.,
2.125%, 4–22–19	4,425	4,424

		91,764

Investment Banking & Brokerage – 1.4%
Goldman Sachs Group, Inc. (The),
3.700%, 8–1–15	6,460	6,565
Morgan Stanley:
4.100%, 1–26–15	3,000	3,007
6.000%, 4–28–15	1,000	1,016
5.625%, 9–23–19	12,340	13,929

		24,517

Life & Health Insurance – 1.5%
Aflac, Inc.,
3.625%, 11–15–24	12,500	12,745
MetLife, Inc.,
6.817%, 8–15–18	11,000	12,799

		25,544

Other Diversified Financial Services – 5.4%
Citigroup, Inc.,
2.550%, 4–8–19	10,662	10,732
Daimler Finance North America LLC,
1.300%, 7–31–15 (A)	16,600	16,669
Fidelity National Financial, Inc.,
6.600%, 5–15–17	12,215	13,434
John Deere Capital Corp.,
1.200%, 10–10–17	15,000	14,916
JPMorgan Chase & Co.,
6.000%, 1–15–18	16,500	18,461
Moody’s Corp.,
2.750%, 7–15–19	3,600	3,630
TIAA Asset Management Finance Co. LLC,
2.950%, 11–1–19 (A)	16,000	16,031

		93,873

Property & Casualty Insurance – 0.8%
Berkshire Hathaway, Inc.:
2.200%, 8–15–16	2,650	2,706
1.900%, 1–31–17	4,000	4,058
2.100%, 8–14–19	7,375	7,421

		14,185

Regional Banks – 1.0%
PNC Bank N.A.:
1.300%, 10–3–16	2,000	2,011
2.400%, 10–18–19	5,500	5,523
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6–10–19	8,500	10,064

		17,598

Specialized REITs – 0.2%
Crown Castle International Corp.,
5.250%, 1–15–23	2,745	2,800

Total Financials – 23.1%		403,416

Health Care
Biotechnology – 0.3%
Amgen, Inc.,
2.125%, 5–15–17	5,500	5,573

Health Care Equipment – 2.1%
Medtronic, Inc.,
3.500%, 3–15–25 (A)	15,705	16,065
Stryker Corp.:
2.000%, 9–30–16	18,110	18,406
4.375%, 1–15–20	1,500	1,604

		36,075

Health Care Services – 0.9%
Quest Diagnostics, Inc.:
3.200%, 4–1–16	14,000	14,347
6.400%, 7–1–17	2,000	2,226

		16,573

Health Care Supplies – 2.5%
Cardinal Health, Inc.,
3.500%, 11–15–24	15,250	15,207
Catholic Health Initiatives,
2.600%, 8–1–18	9,555	9,680
DENTSPLY International, Inc.,
2.750%, 8–15–16	4,000	4,088
Express Scripts Holding Co.,
2.250%, 6–15–19	10,045	9,938
Laboratory Corp. of America Holdings,
2.500%, 11–1–18	5,350	5,331

		44,244

Pharmaceuticals – 2.5%
AbbVie, Inc.,
1.200%, 11–6–15	15,000	15,044
GlaxoSmithKline Capital, Inc.,
5.650%, 5–15–18	6,600	7,435
Merck & Co., Inc.,
1.100%, 1–31–18	4,925	4,871
Mylan, Inc.,
7.875%, 7–15–20 (A)	14,920	15,893

		43,243

Total Health Care – 8.3%		145,708
Industrials
Airlines – 0.3%
Southwest Airlines Co.,
5.125%, 3–1–17	5,000	5,356

Construction Machinery & Heavy Trucks – 1.0%
Joy Global, Inc.,
6.000%, 11–15–16	16,157	17,456

Environmental & Facilities Services – 1.8%
Republic Services, Inc.,
3.800%, 5–15–18	14,690	15,542
Waste Management, Inc.:
6.100%, 3–15–18	10,000	11,316
4.750%, 6–30–20	1,675	1,836
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
7.375%, 3–11–19	1,985	2,399

		31,093

Industrial Conglomerates – 1.5%
Danaher Corp.,
5.400%, 3–1–19	7,700	8,679
General Electric Capital Corp.,
5.625%, 5–1–18	15,500	17,441

		26,120

Trading Companies & Distributors – 0.7%
HD Supply, Inc.,
5.250%, 12–15–21 (A)	11,249	11,446

Trucking – 1.2%
Penske Truck Leasing Co. L.P.,
2.500%, 3–15–16 (A)	6,000	6,084
Penske Truck Leasing Co. L.P. and PTL Finance Corp.,
3.750%, 5–11–17 (A)	10,350	10,817
Ryder System, Inc.,
2.450%, 11–15–18	4,650	4,651

		21,552

Total Industrials – 6.5%		113,023
Information Technology
Data Processing & Outsourced Services – 1.1%
Alliance Data Systems Corp.:
5.250%, 12–1–17 (A)	6,600	6,798
6.375%, 4–1–20 (A)	6,000	6,135
5.375%, 8–1–22 (A)	6,838	6,753

		19,686

Electronic Equipment & Instruments – 0.9%
Xerox Corp.,
6.350%, 5–15–18	14,000	15,830

Electronic Manufacturing Services – 0.7%
Jabil Circuit, Inc.,
7.750%, 7–15–16	11,290	12,094

Internet Software & Services – 1.0%
Alibaba Group Holdings Ltd.,
3.600%, 11–28–24 (A)	11,470	11,377
eBay, Inc.,
1.350%, 7–15–17	5,000	4,962

		16,339

Systems Software – 0.6%
CA, Inc.,
5.375%, 12–1–19	9,890	10,946

Total Information Technology – 4.3%		74,895
Materials
Diversified Chemicals – 1.6%
Dow Chemical Co. (The),
4.250%, 11–15–20	14,382	15,376
E.I. du Pont de Nemours and Co.,
2.750%, 4–1–16	11,500	11,779

		27,155

Diversified Metals & Mining – 0.7%
Rio Tinto Finance (USA) Ltd.,
2.250%, 9–20–16	12,500	12,733

Forest Products – 0.9%
Georgia–Pacific LLC,
5.400%, 11–1–20 (A)	14,000	15,754

Metal & Glass Containers – 0.6%
FBG Finance Ltd.,
7.875%, 6–1–16 (A)	9,000	9,832

Specialty Chemicals – 1.0%
Methanex Corp.,
3.250%, 12–15–19	17,832	17,682

Total Materials – 4.8%		83,156
Telecommunication Services
Integrated Telecommunication Services – 1.8%
AT&T, Inc.,
2.950%, 5–15–16	6,715	6,886
CC Holdings GS V LLC,
2.381%, 12–15–17	8,335	8,409
Verizon Communications, Inc.,
6.350%, 4–1–19	14,000	16,223

		31,518

Wireless Telecommunication Service – 1.1%
America Movil S.A.B. de C.V.,
5.000%, 3–30–20	2,285	2,520
American Tower Corp.,
5.900%, 11–1–21	14,500	16,322

		18,842

Total Telecommunication Services – 2.9%		50,360
Utilities
Electric Utilities – 0.9%
Kansas City Power & Light Co.,
7.150%, 4–1–19	13,555	16,240

Multi-Utilities – 1.0%
Dominion Resources, Inc.,
6.400%, 6–15–18	11,118	12,692
Dominion Resources, Inc., Series A,
1.400%, 9–15–17	4,850	4,808

		17,500

Total Utilities – 1.9%		33,740

TOTAL CORPORATE DEBT SECURITIES – 77.7%		$1,357,592
(Cost: $1,349,438)

MUNICIPAL BONDS – TAXABLE
Hawaii – 0.2%
Cnty of Kauai, Taxable GO Bonds, Ser 2010A,
3.335%, 8–1–16	2,600	2,704

TOTAL MUNICIPAL BONDS - TAXABLE – 0.2%		$2,704
(Cost: $2,600)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.9%
Federal Home Loan Bank,
4.780%, 1–25–17	1,130	1,195
Federal National Mortgage Association:
2.000%, 12–30–15	10,000	10,169
0.875%, 10–26–17	15,000	14,874
5.450%, 10–18–21	7,000	7,547

		33,785

Mortgage-Backed Obligations – 10.4%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6–15–26	13,702	14,698
4.500%, 5–15–32	1,566	1,600
5.000%, 12–15–34	830	903
2.500%, 12–15–41	11,640	11,681
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 4–1–20	791	844
3.000%, 1–1–33	8,581	8,840
Federal Home Loan Mortgage Corp. Fixed Rate Pass–Through Certificates:
3.000%, 8–1–28	13,766	14,271
3.000%, 9–1–28	13,404	13,929
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 12–25–17	1,886	1,981
2.000%, 4–25–39	12,283	12,093
4.000%, 5–25–39	2,827	2,937
3.000%, 11–25–39	2,166	2,203
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.500%, 9–1–17	1,870	1,975
4.514%, 12–1–19	11,280	12,497
4.380%, 6–1–21	14,693	16,399
5.500%, 10–1–21	2,950	3,225
5.500%, 2–1–22	1,590	1,745
6.000%, 7–1–22	1,056	1,154
3.500%, 8–1–26	7,566	8,037
3.000%, 7–1–28	13,309	13,833
4.000%, 10–1–43	15,493	16,614
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9–20–40	8,656	8,773
2.000%, 3–16–42	11,427	11,162

		181,394

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 12.3%		$215,179
(Cost: $214,955)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 3.8%
U.S. Treasury Notes:
2.500%, 4–30–15	25,000	25,197
2.125%, 5–31–15	12,500	12,603
1.750%, 5–31–16	13,000	13,233
1.500%, 7–31–16	15,000	15,227

		66,260

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$66,260
(Cost: $65,617)

SHORT–TERM SECURITIES
Commercial Paper (B) – 5.4%
Bemis Co., Inc.,
0.410%, 1–14–15	5,000	4,999
BorgWarner, Inc.,
0.350%, 1–16–15	10,000	9,998
CVS Caremark Corp.,
0.450%, 1–13–15	2,000	2,000
Ecolab, Inc.,
0.420%, 1–14–15	15,000	14,997
General Mills, Inc.:
0.450%, 1–22–15	5,000	4,998
0.350%, 1–27–15	1,000	1,000
Illinois Tool Works, Inc.:
0.120%, 1–8–15	8,000	8,000
0.130%, 1–23–15	4,000	4,000
J.M. Smucker Co. (The),
0.300%, 1–5–15	7,510	7,510
Kellogg Co.,
0.290%, 1–12–15	8,000	7,999
Kimberly–Clark Corp.,
0.070%, 1–13–15	1,000	1,000
NBCUniversal Enterprise, Inc.,
0.340%, 1–13–15	10,000	9,999
Wal-Mart Stores, Inc.,
0.090%, 1–13–15	5,000	5,000

Wisconsin Gas LLC:
0.150%, 1–7–15	5,000	5,000
0.170%, 1–8–15	7,000	7,000

		93,500

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (C)	2,001	2,001

TOTAL SHORT-TERM SECURITIES – 5.5%		$95,501
(Cost: $95,502)

TOTAL INVESTMENT SECURITIES – 99.5%		$1,737,236
(Cost: $1,728,112)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		9,375

NET ASSETS – 100.0%		$1,746,611

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014 the total value of these securities amounted to $232,479 or 13.3% of net assets.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$1,351,145	$6,447
Municipal Bonds	—	2,704	—
United States Government Agency Obligations	—	213,984	1,195
United States Government Obligations	—	66,260	—
Short-Term Securities	—	95,501	—
Total	$—	$1,729,594	$7,642

During the period ended December 31, 2014, securities totaling $28,544 were transferred from Level 3 to Level 2 due to the increased availability of observable market data due to increased market activity or information for these securities. Securities totaling $1,352 were transferred from Level 2 to Level 3 due to the lack of observable market data due to decreased market activity or information for these securities. There were no transfers between Levels 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,728,112

Gross unrealized appreciation	14,494
Gross unrealized depreciation	(5,370)
Net unrealized appreciation	$9,124

SCHEDULE OF INVESTMENTS Ivy Managed International Opportunities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Emerging Markets Equity Fund, Class I	6,125	$96,905
Ivy European Opportunities Fund, Class I	797	21,988
Ivy Global Income Allocation Fund, Class I	1,566	23,587
Ivy International Core Equity Fund, Class I	2,799	47,839
Ivy International Growth Fund, Class I	1,163	47,524

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$237,843
(Cost: $176,624)

SHORT-TERM SECURITIES	Principal
Master Note – 0.1%
Toyota Motor Credit Corp.,
0.126%, 1-7-15 (A)	$356	356

TOTAL SHORT-TERM SECURITIES – 0.1%		$356
(Cost: $356)

TOTAL INVESTMENT SECURITIES – 99.9%		$238,199
(Cost: $176,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		170

NET ASSETS – 100.0%		$238,369

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$237,843	$—	$—
Short-Term Securities	—	356	—
Total	$237,843	$356	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$176,980

Gross unrealized appreciation	61,219
Gross unrealized depreciation	—
Net unrealized appreciation	$61,219

SCHEDULE OF INVESTMENTS Ivy Micro Cap Growth Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 0.7%
Christopher & Banks Corp. (A)	316	$1,802

Apparel, Accessories & Luxury Goods – 1.0%
Movado Group, Inc.	89	2,522

Broadcasting – 0.7%
Entravision Communications Corp.	261	1,689

Education Services – 1.3%
2U, Inc. (A)	159	3,118

Homebuilding – 0.8%
M/I Homes, Inc. (A)	81	1,855

Homefurnishing Retail – 1.0%
Kirkland’s, Inc. (A)	98	2,305

Hotels, Resorts & Cruise Lines – 0.6%
Morgans Hotel Group Co. (A)	171	1,337

Leisure Products – 3.3%
Arctic Cat, Inc.	67	2,386
Malibu Boats, Inc., Class A (A)	119	2,293
Nautilus Group, Inc. (The) (A)	227	3,449

		8,128

Movies & Entertainment – 2.1%
Rentrak Corp. (A)	71	5,199

Restaurants – 4.2%
Dave & Buster’s Entertainment, Inc. (A)	40	1,084
Del Frisco’s Restaurant Group, Inc. (A)	127	3,017
Habit Restaurants, Inc. (The) Class A (A)	42	1,349
Red Robin Gourmet Burgers, Inc. (A)	32	2,479
Zoe’s Kitchen, Inc. (A)	76	2,261

		10,190

Specialty Stores – 1.4%
Build-A-Bear Workshop, Inc. (A)	172	3,461

Total Consumer Discretionary – 17.1%		41,606
Consumer Staples
Food Distributors – 0.7%
Chefs’ Warehouse Holdings LLC (The) (A)	73	1,682

Food Retail – 1.4%
Natural Grocers by Vitamin Cottage, Inc. (A)	120	3,389

Packaged Foods & Meats – 0.8%
Inventure Foods, Inc. (A)	158	2,012

Personal Products – 2.1%
IGI Laboratories, Inc. (A)	238	2,097
Inter Parfums, Inc.	112	3,066

		5,163

Total Consumer Staples – 5.0%		12,246
Energy
Oil & Gas Drilling – 0.4%
Pioneer Drilling Co. (A)	186	1,029

Oil & Gas Equipment & Services – 2.1%
Basic Energy Services, Inc. (A)	104	726
RigNet, Inc. (A)	61	2,499
Willbros Group, Inc. (A)	284	1,780

		5,005

Oil & Gas Exploration & Production – 0.3%
Triangle Petroleum Corp. (A)	140	671

Total Energy – 2.8%		6,705
Financials
Asset Management & Custody Banks – 1.7%
Actua Corp. (A)	120	2,224
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	137	1,942

		4,166

Diversified Banks – 1.3%
Square 1 Financial, Inc., Class A (A)	130	3,206

Investment Banking & Brokerage – 0.6%
Marcus & Millichap, Inc. (A)	46	1,516

Office REITs – 0.6%
City Office REIT, Inc.	117	1,494

Specialized REITs – 1.1%
Ashford Hospitality Prime, Inc.	147	2,522

Thrifts & Mortgage Finance – 0.4%
PennyMac Financial Services, Inc., Class A (A)	61	1,054

Total Financials – 5.7%		13,958
Health Care
Biotechnology – 13.4%
Acceleron Pharma, Inc. (A)	49	1,917
Ardelyx, Inc. (A)	115	2,165
Argos Therapeutics, Inc. (A)	139	1,387
Auspex Pharmaceuticals, Inc. (A)	122	6,423
Cara Therapeutics, Inc. (A)	170	1,692
Concert Pharmaceuticals, Inc. (A)	174	2,315
Enanta Pharmaceuticals, Inc. (A)	94	4,760
NewLink Genetics Corp. (A)	75	2,997
Repligen Corp. (A)	194	3,833
Retrophin, Inc. (A)	24	299
Synergy Pharmaceuticals, Inc. (A)	249	759
Vanda Pharmaceuticals, Inc. (A)	183	2,618
Verastem, Inc. (A)	174	1,594

		32,759

Health Care Equipment – 4.4%
Cardiovascular Systems, Inc. (A)	96	2,882
K2M Group Holdings, Inc. (A)	115	2,392
Oxford Immunotec Global plc (A)	131	1,788
Rockwell Medical, Inc. (A)	179	1,840
Sunshine Heart, Inc. (A)	203	861
Veracyte, Inc. (A)	107	1,033

		10,796

Health Care Facilities – 1.9%
AAC Holdings, Inc. (A)	62	1,926
Surgical Care Affiliates, Inc. (A)	84	2,813

		4,739

Health Care Services – 1.6%
Adeptus Health, Inc., Class A (A)	75	2,794
Cross Country Healthcare, Inc. (A)	84	1,052

		3,846

Health Care Supplies – 2.3%
Quidel Corp. (A)	168	4,856
TearLab Corp. (A)	250	662

		5,518

Health Care Technology – 2.0%
HealthStream, Inc. (A)	83	2,441
Imprivata, Inc. (A)	185	2,409

		4,850

Pharmaceuticals – 6.3%
Aerie Pharmaceuticals, Inc. (A)	154	4,507
Intersect ENT, Inc. (A)	117	2,164
Intra-Cellular Therapies, Inc. (A)	106	1,871
Pernix Therapeutics Holdings, Inc. (A)	362	3,402
ZS Pharma, Inc. (A)	83	3,438

		15,382

Total Health Care – 31.9%		77,890
Industrials
Building Products – 2.4%
Builders FirstSource, Inc. (A)	397	2,730
NCI Building Systems, Inc. (A)	173	3,204

		5,934

Construction & Engineering – 1.0%
Orion Marine Group, Inc. (A)	216	2,382

Construction Machinery & Heavy Trucks – 1.0%
Wabash National Corp. (A)	201	2,481

Electrical Components & Equipment – 2.3%
Enphase Energy, Inc. (A)	153	2,189
LSI Industries, Inc.	109	739

Orion Energy Systems, Inc. (A)	275	1,513
TCP International Holdings Ltd. (A)	182	1,116

		5,557

Industrial Machinery – 0.9%
Neff Corp., Class A (A)	200	2,253

Marine – 0.2%
Baltic Trading Ltd.	171	430

Office Services & Supplies – 2.6%
ARC Document Solutions, Inc. (A)	377	3,853
CyrusOne, Inc.	95	2,603

		6,456

Trucking – 3.0%
Celadon Group, Inc.	43	971
Covenant Transportation Group, Inc., Class A (A)	98	2,646
Marten Transport Ltd.	94	2,062
Roadrunner Transportation Systems, Inc. (A)	69	1,611

		7,290

Total Industrials – 13.4%		32,783
Information Technology
Application Software – 3.2%
Callidus Software, Inc. (A)	346	5,645
Materialise N.V. ADR (A)	109	1,033
Yodlee, Inc. (A)	94	1,145

		7,823

Communications Equipment – 1.6%
Ruckus Wireless, Inc. (A)	169	2,028
ShoreTel, Inc. (A)	240	1,764

		3,792

Electronic Equipment & Instruments – 0.7%
CUI Global, Inc. (A)	236	1,757

Home Entertainment Software – 0.3%
Glu Mobile, Inc. (A)	179	697

Internet Software & Services – 4.8%
Amber Road, Inc. (A)	214	2,183
Boingo Wireless, Inc. (A)	172	1,321
Borderfree, Inc. (A)	92	828
ChannelAdvisor Corp. (A)	62	1,347
Q2 Holdings, Inc. (A)	85	1,599
SPS Commerce, Inc. (A)	52	2,956
Tech Target, Inc. (A)	133	1,511

		11,745

IT Consulting & Other Services – 1.1%
Virtusa Corp. (A)	66	2,738

Semiconductor Equipment – 1.3%
Nanometrics, Inc. (A)	87	1,455
Ultra Clean Holdings, Inc. (A)	186	1,721

		3,176

Semiconductors – 0.7%
Exar Corp. (A)	173	1,763

Systems Software – 3.7%
Barracuda Networks, Inc. (A)	32	1,158
Mavenir Systems, Inc. (A)	141	1,906
TubeMogul, Inc. (A)	183	4,131
Varonis Systems, Inc. (A)	59	1,921

		9,116

Technology Hardware, Storage & Peripherals – 0.7%
Datalink Corp. (A)	130	1,671

Total Information Technology – 18.1%		44,278
Telecommunication Services
Alternative Carriers – 0.8%
inContact, Inc. (A)	227	1,996

Integrated Telecommunication Services – 1.0%
Global Telecom & Technology, Inc. (A)	187	2,478

Wireless Telecommunication Service – 0.8%
RingCentral, Inc., Class A (A)	122	1,820

Total Telecommunication Services – 2.6%		6,294

TOTAL COMMON STOCKS – 96.6%		$235,760
(Cost: $194,809)

INVESTMENT FUNDS
Registered Investment Companies – 0.0%
iShares Russell 2000 Growth Index Fund	1	142

TOTAL INVESTMENT FUNDS – 0.0%		$142
(Cost: $93)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) - 2.1%
BorgWarner, Inc.,
0.350%, 1-16-15	$5,000	4,999

Master Note – 1.3%
Toyota Motor Credit Corp.,
0.126%, 1-7-15 (C)	3,280	3,280

TOTAL SHORT-TERM SECURITIES – 3.4%		$8,279
(Cost: $8,279)

TOTAL INVESTMENT SECURITIES – 100.0%		$244,181
(Cost: $203,181)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(63)

NET ASSETS – 100.0%		$244,118

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$235,760	$—	$—
Investment Funds	142	—	—
Short-Term Securities	—	8,279	—
Total	$235,902	$8,279	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$203,181

Gross unrealized appreciation	57,131
Gross unrealized depreciation	(16,131)
Net unrealized appreciation	$41,000

SCHEDULE OF INVESTMENTS Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 6.3%
DSW, Inc., Class A	1,629	$60,745
Limited Brands, Inc.	903	78,128
Ross Stores, Inc.	1,052	99,138
Urban Outfitters, Inc. (A)	2,178	76,512

		314,523

Apparel, Accessories & Luxury Goods – 3.2%
Burberry Group plc (B)	2,268	57,543
Carter’s, Inc.	862	75,245
Polo Ralph Lauren Corp.	133	24,543

		157,331

Auto Parts & Equipment – 1.2%
Gentex Corp.	1,638	59,174

Department Stores – 1.6%
Nordstrom, Inc.	1,004	79,698

Distributors – 2.1%
LKQ Corp. (A)	3,748	105,385

Hotels, Resorts & Cruise Lines – 0.9%
Norwegian Cruise Line Holdings Ltd. (A)	998	46,685

Leisure Products – 1.5%
Mattel, Inc.	2,484	76,865

Restaurants – 2.9%
Dunkin’ Brands Group, Inc. (C)	1,904	81,190
Panera Bread Co., Class A (A)	362	63,295

		144,485

Specialty Stores – 3.1%
Tiffany & Co.	543	58,023
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	749	95,718

		153,741

Total Consumer Discretionary – 22.8%		1,137,887
Consumer Staples
Distillers & Vintners – 0.9%
Brown-Forman Corp., Class B	518	45,498

Packaged Foods & Meats – 4.3%
Hain Celestial Group, Inc. (The) (A)	1,690	98,529
Mead Johnson Nutrition Co.	1,139	114,506

		213,035

Personal Products – 1.0%
Coty, Inc., Class A	2,527	52,200

Total Consumer Staples – 6.2%		310,733
Energy
Oil & Gas Equipment & Services – 0.8%
Dril-Quip, Inc. (A)	540	41,401

Oil & Gas Exploration & Production – 5.1%
Cabot Oil & Gas Corp.	2,293	67,907
Cimarex Energy Co.	149	15,822
Continental Resources, Inc. (A)	1,536	58,922
Noble Energy, Inc.	558	26,471
Oasis Petroleum LLC (A)	1,608	26,590
Southwestern Energy Co. (A)	2,135	58,270

		253,982

Total Energy – 5.9%		295,383
Financials
Asset Management & Custody Banks – 3.4%
Northern Trust Corp.	1,993	134,354
Oaktree Capital Group LLC	650	33,676

		168,030

Regional Banks – 4.9%
First Republic Bank	1,883	98,145
Signature Bank (A)(C)	866	109,024
UMB Financial Corp.	658	37,414

		244,583

Specialized Finance – 1.1%
CME Group, Inc.	619	54,873

Total Financials – 9.4%		467,486
Health Care
Biotechnology – 5.7%
ACADIA Pharmaceuticals, Inc. (A)	1,118	35,511

Alkermes plc (A)	1,101	64,479
BioMarin Pharmaceutical, Inc. (A)	840	75,893
Incyte Corp. (A)	557	40,738
Medivation, Inc. (A)	670	66,780

		283,401

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	548	74,555

Health Care Equipment – 4.8%
Intuitive Surgical, Inc. (A)	287	151,942
Varian Medical Systems, Inc. (A)	1,033	89,397

		241,339

Health Care Facilities – 1.0%
Acadia Healthcare Co., Inc. (A)	801	49,038

Health Care Supplies – 2.7%
Align Technology, Inc. (A)	1,205	67,349
DENTSPLY International, Inc.	1,280	68,161

		135,510

Health Care Technology – 1.0%
Cerner Corp. (A)	776	50,152

Managed Health Care – 1.1%
Humana, Inc.	378	54,330

Pharmaceuticals – 1.9%
Zoetis, Inc.	2,192	94,336

Total Health Care –19.7%		982,661
Industrials
Air Freight & Logistics – 2.3%
Expeditors International of Washington, Inc.	2,572	114,753

Building Products – 2.0%
Fortune Brands Home & Security, Inc.	2,168	98,165

Construction Machinery & Heavy Trucks – 1.1%
Joy Global, Inc.	1,201	55,886

Electrical Components & Equipment – 1.6%
Polypore International, Inc. (A)(D)	1,709	80,423

Environmental & Facilities Services – 1.6%
Stericycle, Inc. (A)	623	81,641

Industrial Machinery – 1.6%
Flowserve Corp.	1,376	82,319

Research & Consulting Services – 2.8%
CoStar Group, Inc. (A)	335	61,524
Verisk Analytics, Inc., Class A (A)	1,210	77,526

		139,050

Trading Companies & Distributors – 2.3%
Fastenal Co.	2,396	113,956

Total Industrials – 15.3%		766,193
Information Technology
Application Software – 1.2%
ANSYS, Inc. (A)	738	60,553

Communications Equipment – 1.5%
F5 Networks, Inc. (A)	559	72,912

Data Processing & Outsourced Services – 1.6%
Alliance Data Systems Corp. (A)	272	77,779

Home Entertainment Software – 2.9%
Electronic Arts, Inc. (A)	3,124	146,885

Internet Software & Services – 3.8%
GrubHub, Inc. (A)	1,426	51,784
Pandora Media, Inc. (A)	5,181	92,382
WebMD Health Corp., Class A (A)	1,159	45,852

		190,018

IT Consulting & Other Services – 1.6%
Teradata Corp. (A)	1,822	79,565

Semiconductors – 2.2%
Microchip Technology, Inc.	2,428	109,539

Systems Software – 1.2%
ServiceNow, Inc. (A)	885	60,044

Technology Hardware, Storage & Peripherals – 1.0%
SanDisk Corp.	506	49,547

Total Information Technology – 17.0%		846,842
Materials
Fertilizers & Agricultural Chemicals – 1.1%
Scotts Miracle-Gro Co. (The)	845	52,682

Specialty Chemicals – 0.9%
Valspar Corp. (The)	544	47,036

Total Materials – 2.0%		99,718

TOTAL COMMON STOCKS – 98.3%		$4,906,903
(Cost: $3,966,869)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 1.5%
Coca-Cola Co. (The),
0.130%, 2–12–15	$5,000	4,999
CVS Caremark Corp.:
0.450%, 1–13–15	3,000	2,999
0.510%, 1–15–15	1,630	1,630
Diageo Capital plc (GTD by Diageo plc),
0.410%, 1–8–15	1,236	1,236
DTE Energy Co. (GTD by Detroit Edison Co.),
0.400%, 1–8–15	8,000	7,999
Eli Lilly and Co.,
0.180%, 3–25–15	10,000	9,996
Federal Home Loan Bank:
0.010%, 1–7–15	5,175	5,175
0.055%, 1–9–15	3,096	3,096
Illinois Tool Works, Inc.,
0.130%, 1–6–15	7,500	7,500
J.M. Smucker Co. (The),
0.300%, 1–5–15	8,212	8,212
Mondelez International, Inc.,
0.520%, 1–21–15	8,000	7,997
Wal-Mart Stores, Inc.,
0.090%, 1–13–15	3,000	3,000
Walt Disney Co. (The),
0.060%, 2–17–15	5,000	5,000
Wisconsin Gas LLC,
0.160%, 1–6–15	5,000	5,000

		73,839

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (F)	2,749	2,749

United States Government Agency Obligations – 0.0%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 1–7–15 (F)	2,702	2,702
0.110%, 1–7–15 (F)	897	898

		3,600

TOTAL SHORT-TERM SECURITIES – 1.6%		$80,188
(Cost: $80,188)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,987,091
(Cost: $4,047,057)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,571

NET ASSETS – 100.0%		$4,991,662

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $2,640 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $5,345 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at December 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
ACADIA Pharmaceuticals, Inc.	Morgan Stanley & Co., Inc.	Put	5,423	February 2015	$28.00	$813	$(515)
Alkermes plc	Barclays Bank plc	Put	2,459	February 2015	50.00	303	(344)
Incyte Corp.	Morgan Stanley & Co, Inc.	Put	1,517	February 2015	65.00	440	(209)
						$1,556	$(1,068)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,080,344	$57,543	$—
Consumer Staples	310,733	—	—
Energy	295,383	—	—
Financials	467,486	—	—
Health Care	982,661	—	—
Industrials	766,193	—	—
Information Technology	846,842	—	—
Materials	99,718	—	—
Total Common Stocks	$4,849,360	$57,543	$—
Short-Term Securities	—	80,188	—
Total	$4,849,360	$137,731	$—
Liabilities
Written Options	$—	$1,068	$—

During the period ended December 31, 2014, securities totaling $47,146 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,047,057

Gross unrealized appreciation	1,095,226
Gross unrealized depreciation	(155,192)
Net unrealized appreciation	$940,034

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Income Opportunities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary

Apparel Retail – 2.9%
Limited Brands, Inc.	16	$1,408

Auto Parts & Equipment – 2.7%
Gentex Corp.	38	1,371

Casinos & Gaming – 2.8%
Wynn Resorts Ltd.	9	1,375

Consumer Electronics – 2.7%
Garmin Ltd.	26	1,367

Home Furnishings – 2.8%
Leggett & Platt, Inc.	33	1,394

Leisure Products – 2.9%
Mattel, Inc.	46	1,410

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	39	1,371

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.	10	1,401

Total Consumer Discretionary - 22.3%		11,097
Consumer Staples
Household Products – 2.7%
Clorox Co. (The)	13	1,346

Packaged Foods & Meats – 2.7%
McCormick & Co., Inc.	18	1,342

Total Consumer Staples - 5.4%		2,688
Energy
Oil & Gas Drilling – 2.8%
Helmerich & Payne, Inc.	21	1,387

Oil & Gas Storage & Transportation – 5.6%
Atlas Pipeline Partners L.P.	20	544
Regency Energy Partners L.P.	58	1,401
Targa Resources Partners LP	18	880

		2,825

Total Energy - 8.4%		4,212
Financials
Asset Management & Custody Banks – 2.8%
Artisan Partners Asset Management, Inc.	27	1,389

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	29	1,380

Regional Banks – 5.4%
BankUnited, Inc.	47	1,361
Umpqua Holdings Corp.	81	1,374

		2,735

Total Financials - 11.0%		5,504
Health Care

Health Care Equipment – 2.7%
Becton, Dickinson and Co.	10	1,390

Health Care Facilities – 2.7%
HealthSouth Corp.	35	1,339

Health Care Supplies – 2.8%
Cardinal Health, Inc.	17	1,373

Total Health Care - 8.2%		4,102
Industrials

Aerospace & Defense – 2.7%
L-3 Communications Holdings, Inc.	11	1,343

Air Freight & Logistics – 2.7%
C.H. Robinson Worldwide, Inc.	18	1,356

Commercial Printing – 2.6%
Corrections Corp. of America	36	1,307

Diversified Support Services – 2.8%
KAR Auction Services, Inc.	40	1,378

Environmental & Facilities Services – 2.7%
Republic Services, Inc., Class A	34	1,371

Office Services & Supplies – 2.9%
HNI Corp.	27	1,380

Total Industrials - 16.4%		8,135
Information Technology

Data Processing & Outsourced Services – 2.7%

Paychex, Inc.	30	1,362

Semiconductors – 8.3%
Maxim Integrated Products, Inc.	43	1,370
Microchip Technology, Inc.	30	1,375
Xilinx, Inc.	32	1,372

		4,117

Systems Software – 2.7%
CA, Inc.	44	1,337

Total Information Technology - 13.7%		6,816
Materials

Fertilizers & Agricultural Chemicals – 2.8%
Scotts Miracle-Gro Co. (The)	22	1,385

Paper Packaging – 2.7%
Sonoco Products Co.	31	1,341

Specialty Chemicals – 2.7%
RPM International Inc.	27	1,369

Total Materials - 8.2%		4,095
Utilities

Water Utilities – 2.7%
American Water Works Co., Inc.	25	1,350

Total Utilities - 2.7%		1,350

TOTAL COMMON STOCKS – 96.3%		$47,999
(Cost: $45,898)

SHORT-TERM SECURITIES	Principal

Commercial Paper(A) - 1.2%
Exxon Mobil Corp.,
0.010%, 1-2-15	$616	616

Master Note - 4.0%
Toyota Motor Credit Corp.,
0.126%, 1-7-15 (B)	1,996	1,996

TOTAL SHORT-TERM SECURITIES – 5.2%		$2,612
(Cost: $2,612)

TOTAL INVESTMENT SECURITIES – 101.5%		$50,611
(Cost: $48,510)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(735)

NET ASSETS – 100.0%		$49,876

Notes to Schedule of Investments

(A) Rate shown is the yield to maturity at December 31, 2014.

(B) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$47,999	$—	$—
Short-Term Securities	—	2,612	—
Total	$47,999	$2,612	$—

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$48,510

Gross unrealized appreciation	3,084
Gross unrealized depreciation	(983)

Net unrealized appreciation	$2,101

SCHEDULE OF INVESTMENTS Ivy Money Market Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.200%, 1–28–15	$250	$250
0.200%, 3–19–15	1,000	1,000
Bank of America N.A.:
0.200%, 1–22–15	3,700	3,700
0.200%, 3–12–15	2,000	2,000
0.210%, 4–15–15	2,500	2,500
Citibank N.A.:
0.170%, 1–6–15	1,350	1,350
0.230%, 2–6–15	1,000	1,000
0.180%, 3–9–15	6,500	6,500
JPMorgan Chase Bank N.A.,
0.350%, 2–3–15	1,000	1,000

Total Certificate Of Deposit – 10.1%		19,300
Commercial Paper (A)
Air Products and Chemicals, Inc.:
0.120%, 1–5–15	2,000	2,000
0.130%, 1–20–15	1,000	1,000
0.160%, 1–26–15	1,000	1,000
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
4.125%, 1–15–15	835	836
BMW U.S. Capital LLC (GTD by BMW AG),
0.130%, 1–14–15	3,500	3,500
Coca-Cola Co. (The),
0.210%, 5–27–15	1,000	999
Corporacion Andina de Fomento,
0.150%, 2–9–15	1,000	1,000
Danaher Corp.,
0.120%, 1–12–15	2,000	2,000
Eli Lilly and Co.,
0.180%, 3–25–15	500	500
Freddie Mac Discount Notes,
0.100%, 5–7–15	2,000	1,999
Honeywell International, Inc.,
0.230%, 6–19–15	1,000	999
John Deere Canada ULC (GTD by Deere & Co.),
0.120%, 1–14–15	250	250
John Deere Capital Corp.,
0.140%, 2–9–15	2,000	2,000
John Deere Financial, Inc. (GTD by John Deere Capital Corp.),
0.140%, 1–15–15	1,000	1,000
Microsoft Corp.,
0.100%, 1–14–15	1,000	1,000
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.100%, 1–2–15	6,748	6,748
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.240%, 1–30–15	1,645	1,644
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.190%, 1–15–15	500	500
St. Jude Medical, Inc.:
0.220%, 1–6–15	2,500	2,500
0.200%, 1–9–15	700	700
0.220%, 1–13–15	1,250	1,250
0.220%, 1–15–15	3,900	3,899
0.220%, 1–20–15	1,200	1,200
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.110%, 1–8–15	500	500
0.120%, 1–13–15	1,000	1,000
0.120%, 1–15–15	3,000	3,000
Toyota Motor Credit Corp.,
0.220%, 5–20–15 (B)	4,000	4,000
Wisconsin Electric Power Co.:
0.330%, 1–6–15	4,000	4,000
0.330%, 1–7–15	1,500	1,500
0.200%, 1–8–15	1,000	1,000

Total Commercial Paper – 27.9%		53,524
Master Note
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (B)	3,873	3,873

Total Master Note –2.0%		3,873

Notes
American Honda Finance Corp.:
0.230%, 1–10–15 (B)	3,500	3,500
3.500%, 3–16–15	250	252
Banco del Estado de Chile:
0.370%, 1–1–15 (B)	2,000	2,000
0.370%, 1–22–15 (B)	4,400	4,400
0.390%, 3–21–15 (B)	1,700	1,700
Bank of Nova Scotia (The):
0.280%, 1–1–15 (B)	1,450	1,450
0.240%, 1–5–15 (B)	2,000	2,000
0.240%, 1–22–15 (B)	1,400	1,400
3.400%, 1–22–15	1,356	1,358
0.240%, 1–23–15 (B)	2,000	2,000
BHP Billiton Finance (USA) Ltd.,
1.000%, 2–24–15	1,640	1,642
Caterpillar Financial Services Corp.,
1.050%, 3–26–15	250	250
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
2.750%, 6–24–15	698	706
Caterpillar, Inc.,
0.950%, 6–26–15	713	715
Coca-Cola Co. (The),
0.750%, 3–13–15	1,030	1,031
General Electric Capital Corp.:
0.650%, 1–1–15 (B)	500	500
0.420%, 1–6–15 (B)	1,500	1,502
0.430%, 1–9–15 (B)	1,000	1,002
0.610%, 1–9–15 (B)	500	500
0.981%, 1–9–15 (B)	500	502
2.150%, 1–9–15	1,250	1,251
1.000%, 1–30–15 (B)	500	500
1.000%, 3–23–15 (B)	1,300	1,307
IBM Credit Corp.,
0.210%, 2–4–15 (B)	500	500
JPMorgan Chase & Co.:
0.350%, 1–22–15 (B)	1,250	1,250
0.360%, 3–9–15 (B)	3,550	3,550
JPMorgan Chase Bank N.A.,
0.300%, 1–23–15 (B)	1,600	1,600
PepsiCo, Inc.,
0.430%, 1–30–15 (B)	650	651
Rabobank Nederland:
0.260%, 1–13–15 (B)	2,200	2,200
0.280%, 2–12–15 (B)	1,000	1,000
Toyota Motor Credit Corp.:
0.380%, 1–12–15 (B)	500	500
0.400%, 1–23–15 (B)	500	500
0.390%, 3–20–15 (B)	250	250
U.S. Bank National Association,
0.290%, 2–28–15 (B)	2,000	2,001
United Technologies Corp.,
0.730%, 3–1–15 (B)	5,205	5,216
Wells Fargo & Co.,
1.250%, 2–13–15	1,000	1,001
Wells Fargo Bank N.A.:
0.280%, 1–20–15 (B)	1,600	1,600
0.340%, 1–20–15 (B)	2,000	2,000
0.330%, 3–10–15 (B)	1,500	1,500
0.330%, 3–16–15 (B)	1,800	1,800

Total Notes – 30.5%		58,587

TOTAL CORPORATE OBLIGATIONS – 70.5%		$135,284
(Cost: $135,284)

MUNICIPAL OBLIGATIONS
California – 3.9%
CA GO Bonds, Ser 2005A3 (GTD by Bank of America N.A.),
0.030%, 1–7–15 (B)	1,570	1,570
CA GO Notes, Ser B-6 (Taxable), (GTD by Bank of America N.A.),
0.130%, 1–12–15	1,500	1,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.060%, 1–7–15 (B)	700	700

Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (B)	775	775
San Francisco, CA, Pub Util Comsn Water Rev Notes, Ser A1T (Taxable), (GTD by Royal Bank of Canada),
0.140%, 1–14–15	3,000	3,000

		7,545

Colorado – 1.9%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.050%, 1–7–15 (B)	750	750
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.070%, 1–7–15 (B)	2,700	2,700
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.),
0.200%, 1–7–15 (B)	250	250

		3,700

Georgia – 1.9%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.030%, 1–1–15 (B)	1,618	1,618
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by TD Bank),
0.140%, 1–14–15	1,065	1,065
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.180%, 1–22–15	1,000	1,000

		3,683

Kansas – 1.9%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.030%, 1–1–15 (B)	3,640	3,640

Louisiana – 2.0%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.020%, 1–1–15 (B)	2,911	2,911
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.030%, 1–1–15 (B)	1,000	1,000

		3,911

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 1–7–15 (B)	1,915	1,915

Michigan – 0.8%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.020%, 1–1–15 (B)	1,500	1,500

Mississippi – 0.9%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–15 (B)	700	700
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.010%, 1–1–15 (B)	210	210

MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.010%, 1–1–15 (B)	812	812

		1,722

Missouri – 0.5%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.110%, 1–7–15 (B)	950	950

New Jersey – 0.6%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.160%, 1–7–15 (B)	1,100	1,100

New York – 1.7%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.050%, 1–7–15 (B)	2,000	2,000
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.030%, 1–7–15 (B)	500	500
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.040%, 1–7–15 (B)	644	644

		3,144

Ohio – 0.6%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.040%, 1–7–15 (B)	1,200	1,200

Tennessee – 0.4%
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (B)	760	760

Texas – 2.7%
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.020%, 1–1–15 (B)	2,300	2,300
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bonds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.020%, 1–1–15 (B)	2,925	2,925

		5,225

Wyoming – 1.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.010%, 1–1–15 (B)	2,783	2,783

TOTAL MUNICIPAL OBLIGATIONS – 22.3%		$42,778
(Cost: $42,778)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations – 7.4%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 1–7–15 (B)	11,956	11,956
0.110%, 1–29–15 (B)	2,000	2,000

Totem Ocean Trailer Express, Inc. (GTD by U.S. Government),
0.490%, 1–15–15 (B)	215	215

		14,171

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 7.4%		$14,171
(Cost: $14,171)

TOTAL INVESTMENT SECURITIES – 100.2%		$192,233
(Cost: $192,233)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(431)

NET ASSETS – 100.0%		$191,802

Notes to Schedule of Investments

(A) Rate shown is the yield to maturity at December 31, 2014.

(B) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$135,284	$—
Municipal Obligations	—	42,778	—
United States Government and Government Agency Obligations	—	14,171	—
Total	$—	$192,233	$—

During the period ended December 31, 2014, there were no transfers between any levels.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$192,233

Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Ivy Municipal Bond Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 1.3%
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008,
6.750%, 7–1–33	$500	$575
The Spl Care Fac Fin Auth of Birmingham – Children’s Hosp, Hlth Care Fac Rev Bonds, Ser 2009,
6.000%, 6–1–39	750	872
Water Works Board of Birmingham, AL, Water Rev Bonds, Ser 2009-A,
5.125%, 1–1–34	750	836

		2,283

Arizona – 1.3%
AZ Cert of Part, Ser 2010A (Insured by AGM),
5.250%, 10–1–26	1,000	1,136
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008,
6.625%, 7–15–25	500	588
Univ Med Ctr Corp. (Tucson, AZ), Hosp Rev Bonds, Ser 2009,
6.500%, 7–1–39	500	584

		2,308

California – 12.5%
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 D-1 Index Rate Bonds,
0.953%, 4–1–45 (A)	1,000	1,012
Bay Area Toll Auth, San Francisco Bay Area Toll Bridge Rev Bonds, Ser 2008 G-1,
1.140%, 4–1–45 (A)	1,500	1,531
CA Cmnty Trans Rev (Installment Sale), Cert of Part (T.R.I.P. – Total Road Impvt Prog), Ser 2012B,
5.250%, 6–1–42	345	384
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part,
5.500%, 2–1–39	460	507
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj), Ser 2002B,
5.250%, 6–1–23	415	453
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–22	375	410
CA Statewide Cmnty Dev Auth, Insd Rev Bonds (Henry Mayo Newhall Mem Hosp), Ser 2007A,
5.000%, 10–1–37	500	560
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg-CHF-Irvine LLC), Ser 2011,
5.000%, 5–15–21	1,195	1,372
CA Various Purp GO Bonds:
5.250%, 9–1–26	1,500	1,805
5.250%, 10–1–29	500	584
6.500%, 4–1–33	1,000	1,226
6.000%, 11–1–39	500	611
CA Various Purp GO Rfdg Bonds,
5.000%, 2–1–33	2,000	2,314
Cnty of Sacramento, Arpt Sys Sub and PFC/Grant Rev Bonds, Ser 2009,
5.125%, 7–1–25	500	566
Contra Costa Trans Auth, Sales Tax Rev Bonds (Ltd. Tax Bonds), Ltd. Tax Rfdg Bonds, Ser 2012A,
0.474%, 3–1–34 (A)	1,000	1,001

Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2013A,
5.000%, 6–1–30	1,000	1,149
La Quinta Redev Proj Areas No. 1 and 2, Tax Alloc Rfdg Bonds, Ser 2014A,
5.000%, 9–1–34	750	860
Los Angeles Unif Sch Dist (Cnty of Los Angeles, CA), GO Bonds, Election of 2005, Ser 2009F,
5.000%, 1–1–34	500	566
Mountain View Shoreline Reg Park Comnty (Santa Clara Cnty, CA), Rev Bonds, Ser 2011A,
5.000%, 8–1–21	250	296
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part,
6.750%, 11–1–39	250	272
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
5.250%, 10–1–20	570	655
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, Ser 2010E,
6.000%, 10–1–25	445	529
San Jose, CA Arpt Rev Bonds, Ser 2011A-1,
5.250%, 3–1–21	500	591
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	500	587
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2011A:
5.250%, 10–1–24	500	607
5.000%, 12–1–24	500	600
Upland Unif Sch Dist (San Bernardino Cnty, CA), Election of 2008 GO Bonds, Ser A,
0.000%, 8–1–31 (B)	150	79
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	315	357

		21,484

Colorado – 2.2%
Adams 12 Five Star Sch, Adams and Broomfield Cnty, CO Cert of Part, Ser 2008,
5.000%, 12–1–25	500	567
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	500	578
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A (Insured by FHA/VA),
5.500%, 11–1–29	310	321
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	500	595
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.125%, 12–1–30	500	574
Platte Vly Fire Protection Dist, Weld Cnty, CO, Cert of Part, Ser 2012,
5.000%, 12–1–36	300	319
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	750	876

		3,830

Connecticut – 0.8%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.000%, 6–15–22	370	416
CT GO Bonds, Ser 2012D,
0.960%, 9–15–19 (A)	1,000	1,020

		1,436

District Of Columbia – 1.5%
DC GO Rfdg Bonds, Ser 2008F (Insured by BHAC),
5.000%, 6–1–19	1,000	1,140

DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	750	879
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (B)	500	589

		2,608

Florida – 5.3%
Brevard Cnty Hlth Fac Auth, Hlth Rev Bonds (Hlth First, Inc. Proj), Ser 2009B,
7.000%, 4–1–39	500	616
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	500	553
Citizens Ppty Ins Corp., Sr Secured Rev Bonds, Ser 2010A-1,
5.250%, 6–1–17	400	440
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	555	644
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	600	783
Miami-Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	500	572
Miami-Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	500	575
Miami-Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	500	583
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B (Insured by AGM),
5.250%, 10–1–22	500	610
Miami-Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C (Insured by BHAC),
5.000%, 10–1–17	500	556
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	500	617
Pinellas Cnty Edu Fac Auth, Rev Rfdg Prog Bonds (Barry Univ Proj), Ser 2012,
5.250%, 10–1–30	750	840
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
5.750%, 7–1–20	500	561
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	500	562
Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry-Riddle Aeronautical Univ, Inc. Proj), Ser 2011,
5.250%, 10–15–22	500	585

		9,097

Georgia – 1.2%
Dev Auth of Burke Cnty (GA), Pollutn Ctl Rev Bonds (Oglethorpe Power Corp. Vogtle Proj), Ser 2003A,
0.281%, 1–1–24 (A)	1,500	1,440
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
5.750%, 1–1–20	500	581

		2,021

Hawaii – 0.7%
HI Arpt Sys Rev Bond, Rfdg Ser 2011,
5.000%, 7–1–21	1,000	1,172

Illinois – 4.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.000%, 5–1–26	185	187
Build IL Sales Tax Rev Bonds, Ser 2011,
5.000%, 6–15–27	500	580
City of Chicago, Second Lien Water Rev Bonds, Ser 2014,
5.000%, 11–1–39	1,500	1,676
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	500	550

IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.500%, 7–1–19	500	577
IL Fin Auth, Student Hsng Rev Bonds (CHF-DeKalb LLC – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	395	440
IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	1,250	1,307
IL Sales Tax Rev Bonds (Jr Oblig), Series 2013,
5.000%, 6–15–26	300	353
IL State Toll Hwy Auth, Toll Hwy Sr Rev Bonds, 2013 Ser A,
5.000%, 1–1–35	1,100	1,243
State of IL GO Bonds,
5.500%, 7–1–26	500	571

		7,484

Indiana – 0.9%
East Chicago Elem Sch Bldg Corp. (Lake Cnty, IN), First Mtg Bonds, Ser 1993A,
5.500%, 1–15–16	85	86
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	300	305
IN Fin Auth, Fac Rev Rfdg Bonds (Miami Correctional Fac – Phase II), Ser 2008C,
5.000%, 7–1–17	500	553
Mt. Vernon Sch Bldg Corp. of Hancock Cnty, IN, First Mtg Bonds, Ser 2007 (Insured by AGM):
5.250%, 1–15–32	370	400
5.250%, 1–15–32	130	147

		1,491

Iowa – 1.1%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
6.000%, 6–1–34	1,000	1,087
IA Higher Edu Loan Auth, Private College Fac Rev Bonds (Upper IA Univ Proj), Ser 2012,
5.000%, 9–1–33	750	725

		1,812

Kansas – 1.0%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	557
Shawnee Cnty, KS Cert of Part (First Responders Comm Proj), Ser 2012,
5.000%, 9–1–24	1,050	1,210

		1,767

Kentucky – 1.7%
Cmnwlth of KY, State Ppty and Bldg Comsn, Rev and Rev Rfdg Bonds, Proj No. 90,
5.750%, 11–1–19	500	586
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
5.500%, 6–1–21	500	576
6.500%, 3–1–45	675	787
Louisville Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2008A,
5.250%, 7–1–28	500	570
Tpk Auth of KY, Econ Dev Road Rev Bonds (Revitalization Proj), Ser 2008A,
5.000%, 7–1–16	330	353

		2,872

Louisiana – 2.9%
LA Citizens Prop Ins Corp., Assmt Rev Rfdg Bonds, Ser 2012,
5.000%, 6–1–24	500	578
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	750	871
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A-1,
6.000%, 1–1–23	500	581

New Orleans, LA, GO Rfdg Bonds, Ser 2012 (Insured by AGM),
5.000%, 12–1–26	1,500	1,709
Rgnl Transit Auth, New Orleans, LA, Sales Tax Rev Bonds, Ser 2010 (Insured by AGM),
5.000%, 12–1–22	1,000	1,159

		4,898

Maryland – 0.9%
MD Econ Dev Corp., Pollutn Ctl Rev Rfdg Bonds (Potomac Elec Proj), Ser 2006,
6.200%, 9–1–22	500	595
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Johns Hopkins Hlth Sys Oblig Group Issue, Ser 2012D,
0.934%, 5–15–38 (A)	1,000	1,005

		1,600

Massachusetts – 0.8%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	495	550
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	265	282
MA Port Auth, PFC Rev Rfdg Bonds, Ser 2010-E,
5.000%, 7–1–15	500	512

		1,344

Michigan – 2.1%
Kalamazoo Hosp Fin Auth, Hosp Rev Rfdg Bonds (Bronson Methodist Hosp), Ser 2003A,
5.000%, 5–15–26	500	555
MI Fin Auth, Rev Bonds (Detroit Sch Dist), Ser 2011,
5.500%, 6–1–21	1,000	1,148
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	750	839
State Bldg Auth, MI, 2006 Rev Rfdg Bonds (Fac Prog), Ser IA (Insured by FGIC),
0.000%, 10–15–22 (B)	1,000	736
State Bldg Auth, MI, 2008 Rev Rfdg Bonds (Fac Prog), Ser I,
5.000%, 10–15–18	305	346

		3,624

Minnesota – 0.3%
Minneapolis-St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	500	574

Mississippi – 0.5%
The Univ of Southn MS, S.M. Edu Bldg Corp., Rev Bonds (Campus Fac Impvt Proj), Ser 2009,
5.375%, 9–1–36	750	844

Missouri – 2.9%
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	200	200
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	175	152
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	750	834
Indl Dev Auth of Joplin, MO, Hlth Fac Rev Bonds (Freeman Hlth Sys), Ser 2011,
5.500%, 2–15–31	750	823
Platte Cnty R-III Sch Dist Bldg Corp., Leasehold Rfdg and Impvt Rev Bonds, Ser 2008,
5.000%, 3–1–28	340	374
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	500	522

St. Louis Cnty, MO Indl Dev Auth, Sr Living Fac Rev Bonds (Friendship Vlg Sunset Hills), Ser 2012,
5.000%, 9–1–32	1,120	1,217
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (C)	474	30
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	205	212
The Indl Dev Auth of St. Joseph, MO, Spl Oblig Rev Bonds (St. Joseph Sewage Sys Impvt Proj), Ser 2007,
4.375%, 4–1–18	100	106
The Indl Dev Auth of St. Louis, MO, Sr Living Fac Rev Bonds (Friendship Vlg of West Cnty), Ser 2007A,
5.500%, 9–1–28	500	517

		4,987

Nevada – 0.8%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	500	577
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008:
6.000%, 12–1–16	75	82
6.250%, 12–1–17	270	303
6.500%, 12–1–18	290	336

		1,298

New Hampshire – 0.6%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	150	169
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRG Hlthcare Issue, Ser 2009 (Insured by FHA),
7.000%, 4–1–38	500	606
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2008,
6.000%, 7–1–38	295	306

		1,081

New Jersey – 4.1%
NJ Econ Dev Auth, Rev Bonds (Provident Group-Montclair Ppty LLC – Montclair St Univ Student Hsng Proj), Ser 2010A,
5.750%, 6–1–31	850	945
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2005O,
5.125%, 3–1–30	250	252
NJ Econ Dev Auth, Sch Fac Constr Notes, Ser 2012H,
0.940%, 2–1–17 (A)	2,000	2,003
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE,
5.250%, 9–1–24	500	562
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011-1,
5.000%, 12–1–19	500	562
NJ Hlth Care Fac Fin Auth, Rev and Rfdg Bonds, Barnabas Hlth Issue, Ser 2011A,
5.625%, 7–1–37	500	571
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A,
5.500%, 7–1–38	500	557
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A (Insured by AGM/CR),
5.500%, 12–15–22	500	601
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2003B-2,
5.000%, 12–15–16	500	539
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G,
5.750%, 12–1–21	435	525

		7,117

New Mexico – 0.1%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D (Insured by GNMA/FNMA/FHLMC),
6.000%, 1–1–37	30	31
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D-2 (Insured by GNMA/FNMA/FHLMC),
5.250%, 7–1–30	65	67

		98

New York – 7.9%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2014A (GTD by AGM),
5.000%, 9–1–39	1,500	1,689
Metro Trans Auth, Trans Rev Bonds, Ser 2014C,
5.000%, 11–15–36	1,500	1,723
NY Dormitory Auth, Mercy Med Ctr Rev Bonds (Catholic Hlth of Long Island Oblig Group), Ser 1999B,
0.140%, 7–1–29 (A)	1,575	1,473
NY Enrg Research and Dev Auth, Pollutn Ctl Rev Bonds (Niagara Mohowak Power Corp. Proj), Ser 1985A (Insured by AMBAC),
0.422%, 12–1–23 (A)	1,380	1,275
NY State Enrg Research and Dev Auth, Fac Rev Bonds (Consolidated Edison Co. of NY, Inc. Proj), Sub Ser 1999A-1 (Insured by AMBAC),
0.114%, 5–1–34 (A)	2,000	1,840
NYC GO Bonds, Fiscal 2014 Ser G,
5.000%, 8–1–30	1,000	1,180
NYC Hsng Dev Corp., Multi-Fam Hsng Rev Bonds, Ser 2009K,
4.950%, 11–1–39	415	437
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (B)	500	368
0.000%, 3–1–26 (B)	500	347
0.000%, 3–1–27 (B)	500	331
NYC Transitional Fin Auth, Future Tax Secured Tax-Exempt Sub Bonds, Ser 2013I,
5.000%, 5–1–29	400	473
Port Auth of NY & NJ Consolidated Bonds, One Hundred Fifty-Second Ser (Insured by BHAC),
5.750%, 11–1–30	500	563
Util Debt Securitization Auth, Restructuring Bonds, Ser 2013TE,
5.000%, 12–15–31	1,500	1,807

		13,506

North Carolina – 0.6%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C,
6.000%, 1–1–19	235	253
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A,
0.000%, 1–1–37 (B)	500	213
Oak Island, NC, Enterprise Sys Rev Bonds, Ser 2009,
6.000%, 6–1–34	500	586

		1,052

Ohio – 0.8%
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010,
5.750%, 12–1–30	500	582
OH Major New State Infra Proj Rev Bonds, Ser 2008-I,
6.000%, 6–15–17	395	445
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (NW OH Bond Fund) (Midwest Terminals Proj), Ser 2007C,
6.000%, 11–15–27	400	428

		1,455

Oklahoma – 0.7%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B,
5.750%, 3–1–29	110	113

Grand River Dam Auth, Rev Bonds, Ser 2008A (Insured by BHAC),
5.000%, 6–1–18	905	1,026

		1,139

Oregon – 0.2%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2009A,
5.500%, 7–15–35	250	279

Pennsylvania – 3.8%
Allegheny Cnty Arpt Auth, Arpt Rev Rfdg Bonds (Pittsburg Intl Arpt), Ser 2010A,
5.000%, 1–1–17	250	271
Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2012,
3.000%, 1–1–17	895	909
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A,
6.000%, 6–1–36	600	705
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A,
5.750%, 7–1–39	500	549
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011,
6.000%, 10–1–26	500	565
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D,
5.500%, 12–1–41	750	852
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B-2,
0.000%, 12–1–28 (B)	1,500	1,634
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011,
7.250%, 12–15–31	400	450
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A (Insured by AGM),
5.250%, 12–15–24	445	506

		6,441

Puerto Rico – 1.5%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A,
5.500%, 7–1–21	500	428
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A (Sr Lien),
6.000%, 7–1–38	500	360
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.750%, 7–1–36	750	375
PR Elec Power Auth, Power Rev Bonds, Ser ZZ,
5.250%, 7–1–24	1,000	501
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser DDD,
5.000%, 7–1–21	1,000	507
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B,
5.500%, 8–1–31	250	132
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
0.000%, 8–1–33 (B)	500	285

		2,588

Rhode Island – 0.3%
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A,
5.250%, 12–1–18	490	532

Tennessee – 0.3%
The Hlth, Edu and Hsng Fac Board of Shelby, TN, Rev Bonds (Methodist Le Bonheur Hlthcare), Ser 2008C,
5.250%, 6–1–18	500	563

Texas – 10.0%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008 (Insured by BHAC),
5.000%, 8–15–18	300	334

Austin, TX Arpt Sys Rev Bonds (Travis, Williamsonand Hays Counties), Ser 2014,
5.000%, 11–15–39 (D)	1,000	1,123
Board of Regents, TX State Univ Sys, Rev Fin Sys Rev Bonds, Ser 2008,
5.250%, 3–15–19	355	401
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	500	629
Clifton Higher Edu Fin Corp., Edu Rev Bonds (IDEA Pub Sch), Ser 2011,
5.750%, 8–15–41	500	567
Clifton Higher Edu Fin Corp., Edu Rev Bonds (Uplift Edu), Ser 2014A,
4.250%, 12–1–34	1,000	1,001
El Paso, TX (El Paso Cnty), Water and Sewer Rev Rfdg Bonds, Ser 2008C,
5.000%, 3–1–17	500	547
Harris Cnty Cultural Edu Fac Fin Corp., Med Fac Rev Rfdg Bonds (Baylor College of Medicine), Ser 2008D,
5.000%, 11–15–16	200	216
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–33	500	515
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.500%, 5–15–31	1,000	1,242
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2012A,
5.000%, 7–1–32	500	557
Houston, TX, Combined Util Sys, First Lien Rev Rfdg Bonds (SIFMA Index Floating Rate Bonds), Ser 2012C,
0.640%, 5–15–34 (A)	500	502
Howard Cnty, TX GO Bonds, Ser 2008,
4.650%, 2–15–24	505	535
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A:
5.750%, 5–15–23	495	565
5.750%, 5–15–23	5	6
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
5.625%, 12–1–17	505	532
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (B)	1,000	559
North TX Twy Auth, Sys Rev Rfdg Bonds (First Tier Current Int Bonds), Ser 2008A:
6.000%, 1–1–25	420	484
6.000%, 1–1–25	80	91
Prosper, TX (Collin Cnty), Combination Tax and Rev Cert of Oblig, Ser 2008,
5.500%, 2–15–20	500	560
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	500	527
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.625%, 11–15–27	250	259
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	325	368
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–16	1,000	1,071
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	500	593
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010,
7.500%, 6–30–33	750	934
TX Trans Comsn Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012–B,
1.250%, 8–15–42 (A)	2,500	2,503

		17,221

Utah – 0.4%
Midvale, UT Muni Bldg Auth Lease Rev Bonds (City Hall Proj), Ser 2012:
2.000%, 10–15–16	195	199
2.000%, 10–15–17	465	473

		672

Virgin Islands – 1.0%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A,
6.000%, 10–1–39	500	554
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
5.000%, 10–1–25	1,000	1,094

		1,648

Virginia – 0.5%
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	500	593
VA Pub Bldg Auth, Pub Fac Rev Bonds, Ser 2008B,
5.250%, 8–1–22	250	285

		878

Washington – 0.3%
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	500	538

West Virginia – 0.3%
WV Hosp Fin Auth, Hosp Rev Rfdg and Impvt Bonds (WV Utd Hlth Sys Oblig Group), Ser 2009C,
5.500%, 6–1–39	500	553

Wisconsin – 1.0%
Milwaukee Cnty, WI, Arpt Rev Rfdg Bonds, Ser 2010B,
5.000%, 12–1–19	1,000	1,145
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	500	583

		1,728

Wyoming – 1.1%
WY Cmnty Dev Auth, Hsng Rev Bonds, 2014 Ser 1,
3.950%, 12–1–30	1,250	1,291
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.250%, 1–1–23	500	559

		1,850

TOTAL MUNICIPAL BONDS – 82.6%		$141,773
(Cost: $131,489)

SHORT–TERM SECURITIES
Commercial Paper(E) – 9.7%
Bemis Co., Inc.,
0.410%, 1–14–15	5,000	4,999
CVS Caremark Corp.,
0.450%, 1–13–15	2,000	2,000
General Mills, Inc.,
0.390%, 1–20–15	2,000	1,999
Kimberly–Clark Corp.,
0.070%, 1–13–15	983	983
Mondelez International, Inc.,
0.350%, 1–2–15	6,658	6,658

		16,639

Master Note – 2.5%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (F)	4,279	4,279

Municipal Obligations – 5.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.010%, 1–1–15 (F)	900	900

Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.040%, 1–7–15 (F)	3,000	3,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (F)	1,900	1,900
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012A (GTD by U.S. Bank N.A.),
0.010%, 1–1–15 (F)	900	900
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.050%, 1–7–15 (F)	2,000	2,000

		8,700

TOTAL SHORT–TERM SECURITIES – 17.3%		$29,618
(Cost: $29,618)

TOTAL INVESTMENT SECURITIES – 99.9%		$171,391
(Cost: $161,107)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		219

NET ASSETS – 100.0%		$171,610

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(B)	Zero coupon bond.

(C)	Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Purchased on a when-issued basis with settlement subsequent to December 31, 2014.

(E)	Rate shown is the yield to maturity at December 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$138,860	$2,913
Short-Term Securities	—	29,618	—
Total	$—	$168,478	$2,913

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 4-1-14	$1,711
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	13
Purchases	2,899
Sales	—
Amortization/Accretion of premium/discount	—
Transfers into Level 3 during the period	—
Transfers out of Level 3 during the period	(1,710)
Ending Balance 12-31-14	$2,913
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$13

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2014, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Municipal Bonds	$2,913	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

AMBAC = American Municipal Bond Assurance Corp.

BHAC = Berkshire Hathaway Assurance Corporation

CR = Custodial Receipts

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Administration

FHLMC = Federal Home Loan Mortgage Corp.

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GTD = Guaranteed

VA = Department of Veterans Affairs

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$161,107
Gross unrealized appreciation	12,741
Gross unrealized depreciation	(2,457)
Net unrealized appreciation	$10,284

SCHEDULE OF INVESTMENTS Ivy Municipal High Income Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary Education – 0.1%
1155 Island Ave, Class A	6,367	$1,210

Total Consumer Discretionary – 0.1%		1,210

TOTAL COMMON STOCKS – 0.1%		$1,210
(Cost: $1,075)

CORPORATE DEBT SECURITIES	Principal

Consumer Discretionary
Education – 0.2%
1155 Island Ave, 10.000%, 12–10–24 (A)	$2,864	2,864

Total Consumer Discretionary – 0.2%		2,864

TOTAL CORPORATE DEBT SECURITIES – 0.2%		$2,864
(Cost: $2,543)

MUNICIPAL BONDS
Alabama – 0.9%
AL 21st Century Auth, Tob Stlmt Rev Bonds, Ser 2012-A,
5.000%, 6–1–21	1,000	1,164
Detroit, MI, GO Bonds, Ser 2004-A (1) (Insured by AMBAC),
5.250%, 4–1–23	220	215
Fairfield, AL GO Warrants, Ser 2012,
6.000%, 6–1–37	8,485	9,191
MI Fin Auth, Local Govt Loan Prog Rev Bonds (City of Detroit Unlimited Tax GO Restructured Local Proj Bonds), Ser 2014G (Insured by AMBAC),
5.250%, 4–1–23	1,200	1,171

		11,741

Alaska – 0.5%
Northn Tob Securitzation Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2006A Sr Cur Int Bonds, 5.000%, 6–1–46	8,500	6,882

Arizona – 1.7%
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	7,500	8,959
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,315	1,315
Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Sch – Pima Proj), Tax-Exempt Ser 2014A,
7.000%, 12–15–43	1,500	1,593
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–27	2,390	2,625
6.250%, 12–1–42	2,150	2,325
6.250%, 12–1–46	1,000	1,079

Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	500	501
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	3,500	4,136

		22,533

California – 7.1%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	4,000	4,692
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,150	1,125
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	1,505	1,745
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Taxable Ser 2009B,
8.000%, 10–1–22	400	457
CA Muni Fin Auth, Edu Fac Rev Bonds (Literacy First Proj), Ser 2010B,
6.000%, 9–1–30	2,170	2,390
CA Sch Fin Auth, Charter Sch Rev Bonds (Coastal Academy Proj), Ser 2013A,
5.000%, 10–1–42	1,200	1,239
CA Statewide Cmnty Dev Auth, Rev Bonds (Lancer Plaza Proj), Ser 2013:
5.625%, 11–1–33	1,400	1,503
5.875%, 11–1–43	1,890	2,024
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	7,365	7,739
6.350%, 7–1–46	250	265
CA Statewide Cmnty Dev Auth, Sr Living Rev Bonds (Southn CA Presbyterian Homes), Ser 2009:
6.625%, 11–15–24	2,490	2,960
7.000%, 11–15–29	2,000	2,407
7.250%, 11–15–41	6,000	7,208
CA Various Purp GO Bonds,
6.000%, 4–1–35	500	600
Cert of Part, Oro Grande Elem Sch Dist, Ser 2013,
5.125%, 9–15–42	2,760	2,954
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,140	3,918
Inland Empire Tob Securitization Auth, Tob Stlmt Asset-Bkd Bonds (Inland Empire Tob Securitization Corp.), Ser 2007,
4.625%, 6–1–21	6,035	5,895
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.750%, 11–1–39	4,935	5,362
6.000%, 11–1–41	3,000	3,153
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds,
8.000%, 8–1–38	100	112
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011:
8.000%, 12–1–26	1,400	1,870
8.000%, 12–1–31	9,400	12,186
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	8,000	9,295

Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	17,395	14,275

		95,374

Colorado – 3.3%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	5,850	6,173
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2010,
6.125%, 10–1–40	5,000	5,523
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	85	96
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	230	279
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	1,000	1,073
CO High Performance Trans Enterprise, U.S. 36 and I-25 Managed Lanes Sr Rev Bonds, Ser 2014,
5.750%, 1–1–44	3,250	3,511
CO Hlth Fac Auth, Rev Bonds (CO Sr Residences Proj), Ser 2012:
6.750%, 6–1–32	2,610	2,815
7.125%, 6–1–47	3,000	3,256
CO Hlth Fac Auth, Rev Bonds (Total Longterm Care Natl Oblig Group Proj), Ser 2010A,
6.250%, 11–15–40	1,250	1,384
Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	4,345	3,639
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	3,500	4,023
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,502
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Bonds, Ser 2006,
5.750%, 12–1–36	4,129	3,399
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd. Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	3,605	3,607
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd. Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	1,515	1,680

		43,960

Connecticut – 0.7%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	2,000	2,373
Stamford, CT Spl Oblig Rev Bonds (Mill River Corridor Proj), Ser 2011A,
7.000%, 4–1–41	5,000	6,512

		8,885

Delaware – 0.6%
DE Econ Dev Auth, Exempt Fac Rev Bonds (Indian River Power LLC Proj), Ser 2010,
5.375%, 10–1–45	7,000	7,674

District Of Columbia – 0.1%
Metro WA Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2010B,
0.000%, 10–1–44 (B)	1,000	1,069

Florida – 3.2%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	875	970
6.750%, 11–1–39	2,060	2,277
Cap Trust Agy, First Mtg Rev Bonds (Silver Creek St. Augustin Proj), Ser 2014A,
8.250%, 1–1–49	3,000	3,204
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,685	5,454
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2014A,
6.125%, 6–15–44	5,300	5,296
FL Dev Fin Corp., Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A:
6.000%, 9–15–40	4,000	4,168
6.125%, 6–15–43	5,500	5,597
FL Dev Fin Corp., Taxable Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2012B,
7.500%, 6–15–18	1,200	1,206
Lee Cnty Indl Dev Auth, Hlthcare Fac Rfdg Rev Bonds (Cypress Cove at Health Park FL, Inc. Proj), Ser 2012,
6.500%, 10–1–47	6,000	6,769
Mid-Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–40	4,800	5,872
Osceola Cnty, Expressway Sys Rev Bonds (Poinciana Prkwy Proj), Ser 2014A,
5.375%, 10–1–47	2,000	2,151

		42,964

Guam – 0.9%
Cert of Part (JFK High Sch Proj), Dept of Edu, GU, Ser 2010A:
6.625%, 12–1–30	1,400	1,579
6.875%, 12–1–40	3,500	3,943
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	6,000	7,072

		12,594

Hawaii – 0.6%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A,
9.000%, 11–15–44	4,200	5,304
Kaua’I Cmnty Fac Dist No. 2008-1 (Kukul’ula Dev Proj), Spl Tax Rev Bonds, Ser 2012,
5.750%, 5–15–42	2,000	2,076

		7,380

Idaho – 0.1%
ID Hsng and Fin Assoc (Compass Pub Charter Sch, Inc. Proj), Ser 2010A:
6.250%, 7–1–40	1,000	1,080
6.250%, 7–1–45	550	593

		1,673

Illinois – 9.4%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	4,160	4,222
Cert of Part, Metra Market of Chicago LLC Redev Proj, Ser A,
6.870%, 2–15–24	1,300	1,315
Chicago Midway Arpt, Second Lien Rev and Rev Rfdg Bonds, Ser 2014B,
5.000%, 1–1–35	4,500	5,075

Chicago Midway Arpt, Second Lien Rev Rfdg Bonds, Ser 2013B,
5.000%, 1–1–35	3,000	3,346
Chicago Multi-Fam Hsng Rev Bonds (Goldblatts Supportive Living Proj), Ser 2013,
6.125%, 12–1–43	6,000	5,776
Chicago O’Hare Intl Arpt, Gen Arpt Third Lien Rev Bonds, Ser 2011A,
5.750%, 1–1–39	1,000	1,151
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	230	245
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–44	10,000	10,974
IL Fin Auth, Rev Bonds (Admiral at the Lake Proj), Ser 2010A:
8.000%, 5–15–40	15,000	16,181
8.000%, 5–15–46	4,500	4,833
IL Fin Auth, Rev Bonds (Lutheran Home and Svs Oblig Group), Ser 2012,
5.625%, 5–15–42	5,300	5,564
IL Fin Auth, Rev Bonds (Navistar Intl Corp. Proj), Ser 2010,
6.500%, 10–15–40	9,500	10,304
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	7,000	8,221
IL Fin Auth, Rev Bonds (Three Crowns Park Proj), Ser 2006A:
5.875%, 2–15–26	1,000	1,017
5.875%, 2–15–38	3,000	3,033
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	500	528
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	1,500	1,573
SW IL Dev Auth, Local Govt Prog Rev Bonds (City of Belleville-Carlyle/Green Mount Redev Proj), Ser 2011A,
7.000%, 7–1–41	6,000	6,324
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	1,710	2,031
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	390	428
SW IL Dev Auth, Local Govt Prog Rev Rfdg Bonds (Granite City Proj), Ser 2012,
5.250%, 3–1–23	5,330	5,608
Upper IL River Vly Dev Auth (Pleasant View Luther Home Proj), Rev Bonds, Ser 2010:
7.250%, 11–15–40	1,100	1,185
7.375%, 11–15–45	1,500	1,613
Upper IL River Vly Dev Auth, Multi-Fam Hsng Rev Bonds (Deer Park of Huntley Proj), Ser 2012,
6.500%, 12–1–32	4,935	5,148
Vlg of Bridgeview, Cook Cnty, IL GO Rfdg Bonds, Ser 2014A,
5.500%, 12–1–43	5,000	5,366
Vlg of East Dundee, Kane and Cook Cnty, IL, Ltd. Oblig Tax Incr Rev Bonds (Route 25 South Redev Proj), Ser 2012,
5.625%, 12–1–31	1,505	1,505
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	1,840	1,652
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	10,035	11,081

		125,299

Indiana – 2.9%
City of Carmel, IN, Rev Bonds, Ser 2012A:
7.000%, 11–15–27	1,550	1,765
7.000%, 11–15–32	2,000	2,242
7.125%, 11–15–42	7,500	8,371
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	5	5
Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	200	204
IN Fin Auth, Midwestrn Disaster Relief Rev Bonds (OH Vly Elec Corp. Proj), Ser 2012A,
5.000%, 6–1–39	10,000	10,636
Lake Station 2008 Bldg Corp., Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	3,170	3,545
Terre Haute, IN Rev Bonds (Westminister Vlg Proj), Ser 2012,
6.000%, 8–1–39	5,000	5,060
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	1,880	2,029
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	1,175	1,317
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Standard Avenue Proj), Ser 2006,
5.350%, 1–15–27	3,770	3,880

		39,054

Iowa – 0.2%
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	3,000	3,204

Kansas – 0.4%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	500	557
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2009,
4.480%, 9–1–30 (C)	1,000	1,028
Lawrence, KS (The Bowersock Mills & Power Co. Hydroelec Proj), Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	4,000	4,158

		5,743

Kentucky – 2.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	12,000	13,926
6.500%, 3–1–45	6,000	6,993
KY Pub Trans Infra Auth, First Tier Toll Rev Bonds, Ser 2013A,
5.750%, 7–1–49	5,000	5,748
Murray, KY, Hosp Fac Rev Bonds (Murray-Calloway Cnty Pub Hosp Corp. Proj), Ser 2010,
6.375%, 8–1–40	2,000	2,234

		28,901

Louisiana – 1.5%
LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj-Phase IIA), Ser 2014A,
8.375%, 7–1–39	13,500	14,013

LA Pub Fac Auth, Solid Waste Disp Fac Rev Bonds (LA Pellets, Inc. Proj), Ser 2013B,
10.500%, 7–1–39	6,000	6,598

		20,611

Maine – 0.2%
ME Hlth and Higher Edu Fac Auth, Rev Bonds (Eastn ME Med Ctr Oblig Group Issue), Ser 2013,
5.000%, 7–1–43	2,000	2,137

Maryland – 0.3%
MD Econ Dev Corp., Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	500	542
MD Econ Dev Corp., Port Fac Rfdg Rev Bonds (CNX Marine Terminals, Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,350	3,739

		4,281

Massachusetts – 1.9%
MA Port Auth, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2001B (Auction Rate Sec) (Insured by AMBAC),
0.207%, 1–1–31 (C)	30,000	25,200

Michigan – 4.9%
Econ Dev Corp. of Oakland Cnty, Ltd. Oblig Rev Rfdg Bonds (The Roman Catholic Archdiocese of Detroit), Ser 2011,
6.500%, 12–1–20	4,195	4,505
Kent Hosp, Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	15,500	15,706
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,038
7.450%, 10–1–41	2,000	2,088
MI Fin Auth, Pub Sch Academy Ltd. Oblig Rev Bonds (Hanley Intl Academy, Inc. Proj), Ser 2010A,
6.125%, 9–1–40	4,535	4,791
MI Fin Auth, Rev Bonds (Sch Dist of Detroit), Ser 2012,
5.000%, 6–1–20	1,425	1,623
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	13,000	11,700
MI Fin Auth, State Aid Rev Notes (Sch Dist of Detroit), Ser 2001A-1,
8.000%, 10–1–30	2,480	2,232
MI Pub Edu Fac Auth, Ltd. Oblig Rev Bonds (Old Redford Academy Proj), Ser 2005A,
5.875%, 12–1–30	1,720	1,721
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Ser 2008A,
6.875%, 6–1–42	16,500	15,831
MI Tob Stlmt Fin Auth, Tob Stlmt Asset-Bkd Bonds, Sr Current Int Bonds, Ser 2007A,
5.125%, 6–1–22	4,415	3,889

		65,124

Minnesota – 0.4%
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008B,
6.500%, 11–15–38	4,350	5,089

Missouri – 2.9%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	505	568
Belton, MO, Tax Incr Rev Bonds (Belton Marketplace Redev Proj), Ser 2012,
6.375%, 12–1–29	1,670	1,697
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004:
6.000%, 3–1–19	2,610	2,616
6.250%, 3–1–24	1,100	1,102
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2006,
5.625%, 3–1–25	520	521
Broadway-Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A,
6.125%, 12–1–36	200	174
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	250	242
5.400%, 10–1–26	385	346
5.500%, 10–1–31	425	367
5.550%, 10–1–36	325	272
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,360	2,361
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008:
6.000%, 4–1–18 (D)	1,170	644
7.000%, 4–1–28 (D)	535	294
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	995	1,021
Lee’s Summit, MO, Tax Incr Rev Bonds (Summit Fair Proj), Ser 2011,
7.250%, 4–1–30	5,000	5,212
Meadows Trans Dev Dist (Lake Saint Louis, MO), Ser 2010,
5.400%, 5–1–35	1,030	1,086
MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	225	229
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj-RPA1), Sr Ser B,
9.000%, 11–1–31	7,975	8,515
St. Louis Muni Fin Corp., Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A (Insured by AGM):
0.000%, 7–15–36 (B)	750	302
0.000%, 7–15–37 (B)	1,500	580
Tax Incr Fin Comsn of Kansas City, MO, Tax Incr Rev Bonds (Brywood Ctr Proj), Ser 2010A,
8.000%, 4–1–33 (D)	3,950	1,382
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	100	104
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	250	234
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	1,275	1,277
6.500%, 1–1–35	3,000	3,004
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,000	1,017

The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010-C,
6.000%, 9–1–24 (D)	1,895	121
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	200	207
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	3,000	3,003

		38,498

Nebraska – 0.7%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	5,000	5,580
5.000%, 9–1–42	3,000	3,258

		8,838

Nevada – 0.2%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	1,500	1,730
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	265	313

		2,043

New Hampshire – 0.2%
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A,
6.875%, 7–1–41	2,300	2,587

New Jersey – 1.2%
NJ Econ Dev Auth, Cigarette Tax Rev Rfdg Bonds, Ser 2012:
5.000%, 6–15–26	1,000	1,114
5.000%, 6–15–28	1,000	1,110
5.000%, 6–15–29	500	555
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 2000A,
5.625%, 11–15–30	2,500	2,736
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B:
7.125%, 12–1–23	850	1,065
7.500%, 12–1–32	450	571
Tob Stlmt Fin Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007-1A,
5.000%, 6–1–41	12,000	9,110

		16,261

New York – 4.4%
Dormitory Auth, Sch Dist Rev Bond Fin Prog, Ser 2010A (Insured by AGM),
5.000%, 10–1–22	1,000	1,153
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A2,
6.500%, 1–1–32	5,269	5,189
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A4,
6.700%, 1–1–49	9,000	8,823
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014A5,
6.700%, 1–1–49	2,179	2,136
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014B,
5.500%, 7–1–20	4,358	4,343
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2014C,
2.000%, 1–1–49	7,482	*

NY Liberty Dev Corp. Rev Bonds (3 World Trade Center Proj), Ser 2014,
5.000%, 11–15–44	25,000	26,047
The Orange Co. Funding Corp. (NY), Assisted Living Residence Rev Bonds (The Hamlet at Wallkill Assisted Living Proj), Ser 2012,
6.500%, 1–1–46	11,500	11,503

		59,194

North Carolina – 0.1%
NC Med Care Comsn, Ret Fac First Mtg Rev Bonds (Galloway Ridge Proj), Ser 2010A,
6.000%, 1–1–39	1,520	1,644

Ohio – 2.1%
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Flats East Dev Proj), Ser 2010B,
7.000%, 5–15–40	2,585	2,939
Cleveland-Cuyahoga Cnty Port Auth, Dev Rev Bonds (Garfield Heights Proj), Ser 2004D,
5.250%, 5–15–23	1,055	1,059
Cnty of Muskingum, OH, Hosp Fac Rev Bonds (Genesis Hlth Care Sys Oblig Group Proj), Ser 2013,
5.000%, 2–15–48	8,000	8,244
Columbus-Franklin Cnty Fin Auth, Dev Rev Bonds (Cent OH Rgnl Bond Fund), (One Neighborhood Proj), Ser 2010A,
6.500%, 11–15–39	1,225	1,266
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	500	585
OH Higher Edu Fac Rev Bonds (Ashland Univ 2010 Proj),
6.250%, 9–1–24	830	799
SE OH Port Auth, Hosp Fac Rev Rfdg and Impvt Bonds (Mem Hlth Sys of OH), Ser 2012,
6.000%, 12–1–42	3,750	3,933
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Sch for the Arts Proj), Ser 2007B,
5.500%, 5–15–28	830	884
Toledo-Lucas Cnty Port Auth, Spl Assmt Rev Bonds (Crocker Park Pub Impvt Proj), Ser 2003,
5.375%, 12–1–35	9,000	9,065

		28,774

Oklahoma – 0.7%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,029
6.000%, 11–15–38	7,495	7,555

		9,584

Oregon – 0.9%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	1,240	1,503
Hosp Fac Auth of Salem, OR, Rev Rfdg Bonds (Cap Manor, Inc.), Ser 2012,
6.000%, 5–15–42	1,900	2,114
OR Fac Auth, Rev Bonds (Concordia Univ Proj), Ser 2010A:
6.125%, 9–1–30	1,035	1,114
6.375%, 9–1–40	1,750	1,904
Port of Portland, OR, Portland Intl Arpt Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,180	5,954

		12,589

Pennsylvania – 4.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	200	237

Cumberland Cnty Muni Auth, Rfdg Rev Bonds (Asbury PA Oblig Group), Ser 2010,
6.125%, 1–1–45	5,000	5,391
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	14,500	15,076
PA Higher Edu Fac Auth, Rev Bonds (Edinboro Univ Fndtn Student Hsng Proj at Edinboro Univ of PA), Ser 2010,
6.000%, 7–1–43	2,530	2,778
PA Higher Edu Fac Auth, Student Hsng Rev Bonds (Univ Ppty, Inc. Student Hsng Proj at East Stroudsburg Univ of PA), Ser 2010,
6.000%, 7–1–21	1,000	1,166
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009E,
0.000%, 12–1–38 (B)	19,000	20,672
Philadelphia Auth Indl Dev, Rev Bonds (Global Leadership Academy Charter Sch Proj), Ser 2010,
6.375%, 11–15–40	1,000	1,076
Philadelphia Auth Indl Dev, Rev Bonds (Mariana Bracetti Academy Charter Sch Proj), Ser 2011:
7.150%, 12–15–36	6,000	6,658
7.625%, 12–15–41	6,925	7,854
Philadelphia Auth Indl Dev, Rev Bonds (New Foundations Charter Sch Proj), Ser 2012,
6.625%, 12–15–41	2,000	2,216
Philadelphia, PA, Gas Works Rev Bonds (1998 Gen Ordinace), Ninth Ser,
5.250%, 8–1–40	1,250	1,426
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992,
7.300%, 7–1–12 (D)	70	20

		64,570

Puerto Rico – 5.0%
Cmnwlth of PR, GO Bonds of 2014, Ser A,
8.000%, 7–1–35	11,000	9,592
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C,
6.500%, 7–1–40	3,000	2,260
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A:
5.750%, 7–1–28	3,000	2,255
5.500%, 7–1–39	5,000	3,642
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A (Sr Lien),
5.250%, 7–1–24	9,000	6,778
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A,
6.000%, 7–1–47	12,000	8,534
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX:
5.750%, 7–1–36	2,415	1,207
5.250%, 7–1–40	5,270	2,635
PR Elec Power Auth, Power Rev Bonds, Ser 2012A,
5.000%, 7–1–42	10,000	4,988
PR Elec Power Auth, Power Rev Bonds, Ser 2013A:
7.000%, 7–1–40	1,000	500
7.000%, 7–1–43	14,000	6,979
PR Pub Bldg Auth, Govt Fac Rev Rfdg Bonds, Ser U,
5.250%, 7–1–42	8,755	5,945
PR Pub Fin Corp. (Cmnwlth Approp Bonds), 2011 Ser B:
6.000%, 8–1–25	5,025	2,693
6.000%, 8–1–26	1,000	536
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	5,500	4,349

PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010A,
5.375%, 8–1–39	5,000	3,556
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, First Sub Ser 2010C,
6.500%, 8–1–35	1,000	813

		67,262

South Carolina – 0.1%
Piedmont Muni Pwr Agy, SC, Elec Rev Rfdg Bonds, Ser 2008C,
5.750%, 1–1–34	1,550	1,820

Texas – 13.8%
Cap Area Cultural Ed Fac Fin Corp., Rev Bonds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	3,150	3,672
Cass Cnty Indl Dev Corp., Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	500	626
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	500	190
0.000%, 1–1–40 (B)	500	155
Cent TX Rgnl Mobility Auth, Sub Lien Rev Rfdg Bonds, Ser 2013:
5.000%, 1–1–33	6,000	6,532
5.000%, 1–1–42	3,000	3,225
Dallas/Fort Worth Intl Arpt, Joint Rev Impvt Bonds, Ser 2013A,
5.000%, 11–1–45	8,000	8,688
Grand Prkwy Trans Corp., First Tier Toll Rev Bonds, Ser 2013A,
5.500%, 4–1–53	10,000	11,101
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A:
8.625%, 9–1–29	125	141
9.000%, 9–1–38	1,250	1,405
Harris Cnty Cultural Edu Fac Fin Corp., Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	500	546
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
6.000%, 2–15–33	2,000	2,059
6.000%, 2–15–38	250	256
Houston Higher Edu Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2011A,
6.875%, 5–15–41	3,800	4,794
Houston, TX Arpt Sys, Sub Lien Rev Rfdg Bonds, Ser 2011B:
5.000%, 7–1–25	1,000	1,161
5.000%, 7–1–26	2,680	3,101
La Vernia Higher Edu Fin Corp. (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,291
La Vernia Higher Edu Fin Corp. (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	2,505	2,917
Lubbock Hlth Fac Dev Corp., First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A:
6.500%, 7–1–26	1,500	1,556
6.625%, 7–1–36	7,000	7,235
Mission Econ Dev Corp., Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff LLC Proj), Ser 2011,
6.875%, 12–1–24	2,540	2,683
North TX Twy Auth, Spl Proj Sys Rev Bonds Convertible Cap Apprec Bonds, Ser 2011C,
0.000%, 9–1–43 (B)	11,000	10,164
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	350	400

6.500%, 8–15–39	200	230
Sanger, TX, Indl Dev Corp., Indl Dev Rev Bonds (TX Pellets Proj), Ser 2012B,
8.000%, 7–1–38	10,000	11,134
Tarrant Cnty Cultural Edu Fac Fin Corp., Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A,
7.750%, 6–1–39	155	194
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007:
5.500%, 11–15–22	2,000	2,082
5.625%, 11–15–27	250	259
5.750%, 11–15–37	6,840	7,028
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.000%, 11–15–29	2,500	2,453
8.125%, 11–15–39	5,000	4,872
Tarrant Cnty Cultural Edu Fac Fin Corp., Ret Fac Rev Bonds (NW Sr Hsng Corp. – Edgemere Proj), Ser 2006A:
6.000%, 11–15–26	2,035	2,159
6.000%, 11–15–36	6,615	6,970
Travis Cnty Hlth Fac Dev Corp., Ret Fac Rev Bonds (Querencia at Barton Creek Proj), Ser 2005A,
5.100%, 11–15–15	400	413
TX Muni Gas Acquisition and Supply Corp. III, Gas Supply Rev Bonds, Ser 2012,
5.000%, 12–15–32	3,000	3,280
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	2,000	2,494
7.500%, 6–30–33	2,700	3,362
7.000%, 6–30–40	13,430	16,230
TX Private Activity Bond Surface Trans Corp., Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	12,975	15,384
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	10,000	11,567
TX Pub Fin Auth Charter Sch Fin Corp., Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	2,000	2,265
TX Trans Comsn, Cent TX Tpk Sys, First Tier Rev Rfdg Bonds, Ser 2012-A,
5.000%, 8–15–41	10,000	10,929
Wise Cnty, TX, Lease Rev Bonds (Parker Cnty Jr College Dist Proj), Ser 2011,
8.000%, 8–15–34	5,000	6,140

		184,343

Utah – 0.4%
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Davis Preparatory Academy), Ser 2010,
6.250%, 7–15–30	1,015	1,116
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (North Star Academy Proj), Ser 2010B,
7.000%, 7–15–45	2,100	2,345
UT State Charter Sch Fin Auth, Charter Sch Rev Bonds (Paradigm High Sch), Ser 2010,
6.375%, 7–15–40	2,160	2,172

		5,633

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.625%, 10–1–29	935	1,069

Virginia – 2.0%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2013A:
6.000%, 6–1–43	3,039	2,873
2.000%, 10–1–48	983	39
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	460	550
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C:
7.250%, 7–1–19	620	677
7.500%, 7–1–29	25	30
Mosaic Dist Cmnty Dev Auth, Fairfax Cnty, VA, Rev Bonds, Ser 2011A,
6.875%, 3–1–36	4,300	4,984
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 L.P. – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	405	405
VA Small Business Fin Auth, Sr Lien Rev Bonds (Elizabeth River Crossing Opco LLC Proj), Ser 2012:
6.000%, 1–1–37	8,000	9,196
5.500%, 1–1–42	7,500	8,202

		26,956

Washington – 1.5%
Indl Dev Corp of the Port of Seattle, Spl Fac Rev Rfdg Bonds (Delta Air Lines, Inc. Proj), Ser 2012,
5.000%, 4–1–30	4,000	4,119
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	1,945	2,161
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009:
6.250%, 7–1–24	795	892
7.000%, 7–1–31	1,680	1,987
7.000%, 7–1–39	2,000	2,347
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	250	313
WA State Hsng Fin Comsn (Rockwood Ret Cmnty Proj), Nonprofit Hsng Rev and Rfdg Rev Bonds, Ser 2014A,
7.500%, 1–1–49	8,000	8,951

		20,770

West Virginia – 0.3%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.750%, 10–1–37	4,000	4,472

Wisconsin – 1.5%
Pub Fin Auth, Sr Arpt Fac Rev and Rfdg Bonds (TrIps Obligated Group), Ser 2012B,
5.000%, 7–1–42	5,000	5,321
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,220	1,379
6.125%, 6–1–39	250	281
WI Hlth and Edu Fac Auth, Rev Bonds (Saint John’s Cmnty, Inc.), Ser 2009:
7.250%, 9–15–29	2,180	2,581
7.625%, 9–15–39	5,500	6,571

WI Hlth and Edu Fac, Auth Rev Bonds (Woodland Hills Sr Hsng Proj), Ser 2014,
5.000%, 12–1–44	4,000	4,009

		20,142

TOTAL MUNICIPAL BONDS – 86.9%		$1,164,421
(Cost: $1,119,886)

SHORT-TERM SECURITIES
Commercial Paper (E) –10.2%
Bemis Co., Inc.,
0.410%, 1–14–15	10,000	9,998
0.430%, 1–15–15	7,125	7,124
0.600%, 1–21–15	5,000	4,998
BorgWarner, Inc.,
0.330%, 1–9–15	10,000	9,999
0.350%, 1–16–15	10,000	9,998
Campbell Soup Co.,
0.480%, 2–3–15	7,150	7,147
CVS Caremark Corp.,
0.450%, 1–13–15	3,000	2,999
0.510%, 1–15–15	4,000	3,999
Diageo Capital plc (GTD by Diageo plc),
0.410%, 1–8–15	4,765	4,765
0.500%, 1–13–15	15,000	14,997
General Mills, Inc.,
0.390%, 1–20–15	11,000	10,998
J.M. Smucker Co. (The),
0.300%, 1–5–15	10,584	10,584
NBCUniversal Enterprise, Inc.,
0.320%, 1–6–15	12,000	11,999
0.340%, 1–13–15	5,000	4,999
Sherwin-Williams Co. (The),
0.230%, 1–6–15	10,000	10,000
Virginia Electric and Power Co.,
0.315%, 1–8–15	5,000	5,000
Wisconsin Gas LLC,
0.150%, 1–7–15	7,000	7,000

		136,604

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (F)	2,316	2,316

Municipal Obligations – 1.3%
City of Chicago, GO Var Rate Demand Bonds, Ser 2003B-1 (GTD by JPMorgan Chase & Co.),
0.060%, 1–7–15 (F)	5,000	5,000
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.040%, 1–7–15 (F)	2,500	2,500
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.040%, 1–7–15 (F)	2,000	2,000
MN Office of Higher Edu, Adj Rate Supplemental Student Loan Prog Rev Bonds, Ser 2008B (Tax-Exempt),
0.050%, 1–7–15 (F)	4,300	4,300
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.030%, 1–7–15 (F)	1,000	1,000
OR Hsng and Cmnty Svc Dept, Hsng Dev Rev Bonds (Pearl Fam Hsng Proj), Ser 2009B-1 (GTD by U.S. Bank N.A.),
0.040%, 1–7–15 (F)	2,435	2,435

		17,235

TOTAL SHORT-TERM SECURITIES – 11.7%		$156,155
(Cost: $156,156)

TOTAL INVESTMENT SECURITIES – 98.9%		$1,324,650
(Cost: $1,279,660)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		14,799

NET ASSETS – 100.0%		$1,339,449

Notes to Schedule of Investments

*	Not shown due to rounding

(A)	Payment-in-kind bonds.

(B)	Zero coupon bond.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at December 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$1,210
Corporate Debt Securities	—	2,864	—
Municipal Bonds	—	1,139,221	25,200
Short-Term Securities	—	156,155	—
Total	$—	$1,298,240	$26,410

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Municipal Bonds
Beginning Balance 4-1-14	$—	$26,775
Net realized gain (loss)	—	(13)
Net unrealized appreciation (depreciation)	135	2,421
Purchases	1,075	—
Sales	—	(4,175)
Accrued discounts/premiums	—	—
Transfers into Level 3 during the period	—	192
Transfers out of Level 3 during the period	—	—
Ending Balance 12-31-14	$1,210	$25,200
Net Change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-14	$135	$2,421

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$1,210	Broker	Broker quotes
Municipal Bonds	$25,200	Broker	Broker quotes

The following acronyms are used throughout this schedule:

AMBAC = American Municipal Bond Assurance Corp.

AGM = Assured Guaranty Municipal

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,279,660
Gross unrealized appreciation	89,919
Gross unrealized depreciation	(44,929)
Net unrealized appreciation	$44,990

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Hotels, Resorts & Cruise Lines – 1.8%
Hilton Worldwide Holdings, Inc. (A)	205	$5,349
Hyatt Hotels Corp., Class A (A)	115	6,906

		12,255

Total Consumer Discretionary – 1.8%		12,255
Financials
Diversified REITs – 5.5%
Cousins Properties, Inc.	637	7,271
Vornado Realty Trust	272	32,054

		39,325

Health Care REITs – 4.8%
HCP, Inc.	169	7,450
Health Care, Inc.	306	23,155
Healthcare Trust of America, Inc., Class A	122	3,289

		33,894

Industrial REITs – 5.0%
DCT Industrial Trust, Inc.	206	7,358
EastGroup Properties, Inc.	93	5,876
ProLogis	517	22,244

		35,478

Office REITs – 16.4%
Alexandria Real Estate Equities, Inc.	232	20,614
BioMed Realty Trust, Inc.	287	6,186
Boston Properties, Inc.	283	36,419
Duke Realty Corp.	897	18,124
Kilroy Realty Corp.	92	6,386
Paramount Group, Inc. (A)	196	3,644
Parkway Properties, Inc.	251	4,620
SL Green Realty Corp.	169	20,142

		116,135

Residential REITs – 19.1%
American Campus Communities, Inc.	210	8,698
AvalonBay Communities, Inc.	200	32,661
Camden Property Trust	248	18,334
Equity Residential	448	32,170
Essex Property Trust, Inc.	126	26,006
Mid-America Apartment Communities, Inc.	31	2,346
UDR, Inc.	488	15,031

		135,246

Retail REITs – 26.2%
Acadia Realty Trust	306	9,792
DDR Corp.	808	14,835
Federal Realty Investment Trust	116	15,534
General Growth Properties, Inc.	810	22,780
Kimco Realty Corp.	520	13,074
Kite Realty Group Trust	549	15,790
Macerich Co. (The)	184	15,331
Regency Centers Corp.	164	10,453
Simon Property Group, Inc.	372	67,831

		185,420

Specialized REITs – 20.4%
CubeSmart	262	5,774
Extra Space Storage, Inc.	289	16,935
Host Hotels & Resorts, Inc.	722	17,168
LaSalle Hotel Properties	298	12,070
Pebblebrook Hotel Trust	311	14,187
Public Storage, Inc.	149	27,524
RLJ Lodging Trust	427	14,307
Strategic Hotels & Resorts, Inc. (A)	755	9,991
Ventas, Inc.	376	26,929

		144,885

Total Financials – 97.4%		690,383

TOTAL COMMON STOCKS – 99.2%		$702,638
(Cost: $483,785)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 0.1%
Exxon Mobil Corp.,
0.010%, 1–2–15	$875	875

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (C)	2,199	2,199

TOTAL SHORT-TERM SECURITIES – 0.4%		$3,074
(Cost: $3,074)

TOTAL INVESTMENT SECURITIES – 99.6%		$705,712
(Cost: $486,859)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,095

NET ASSETS – 100.0%		$708,807

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$702,638	$—	$—
Short-Term Securities	—	3,074	—
Total	$702,638	$3,074	$—

During the period ended December 31, 2014, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$486,859

Gross unrealized appreciation	219,927
Gross unrealized depreciation	(1,074)

Net unrealized appreciation	$218,853

SCHEDULE OF INVESTMENTS Ivy Science and Technology Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Consumer Electronics – 3.2%
Garmin Ltd.	1,316	$69,513
Harman International Industries, Inc.	1,125	120,027

		189,540

Total Consumer Discretionary – 3.2%		189,540
Financials
Office REITs – 0.7%
QTS Realty Trust, Inc., Class A	1,214	41,085

Total Financials – 0.7%		41,085
Health Care
Biotechnology – 8.0%
Evogene Ltd. (A)(B)	1,695	15,611
FibroGen, Inc. (A)	553	15,108
Isis Pharmaceuticals, Inc. (A)	3,091	190,832
Vertex Pharmaceuticals, Inc. (A)	2,153	255,789

		477,340

Health Care Equipment – 0.5%
Cardiovascular Systems, Inc. (A)	918	27,602

Health Care Facilities – 2.1%
Tenet Healthcare Corp. (A)	2,425	122,875

Health Care Technology – 2.5%
Cerner Corp. (A)	2,270	146,797

Life Sciences Tools & Services – 0.9%
PRA Health Sciences, Inc. (A)	2,266	54,886

Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	2,328	133,872

Total Health Care – 16.2%		963,372
Industrials
Building Products – 0.7%
Advanced Drainage Systems, Inc.	1,682	38,654

Construction & Engineering – 1.3%
Abengoa S.A., Class B (C)	13,524	29,720
Abengoa S.A., Class B ADR	4,480	48,723

		78,443

Electrical Components & Equipment – 0.5%
SolarCity Corp. (A)	612	32,714

Industrial Conglomerates – 1.3%
Toshiba Corp. (C)	18,812	79,336

Industrial Machinery – 2.5%
Pentair, Inc.	2,206	146,529

Total Industrials – 6.3%		375,676
Information Technology
Application Software – 7.8%
ACI Worldwide, Inc. (A)(B)	8,022	161,796
Aspen Technology, Inc. (A)(B)	5,185	181,572
Globant S.A. (A)	724	11,309
Qlik Technologies, Inc. (A)	2,243	69,281
Silver Spring Networks, Inc. (A)(B)	4,810	40,546

		464,504

Communications Equipment – 0.8%
Ruckus Wireless, Inc. (A)	3,992	47,986

Data Processing & Outsourced Services – 12.5%
Alliance Data Systems Corp. (A)	1,088	311,251
Euronet Worldwide, Inc. (A)(B)	3,845	211,078
EVERTEC, Inc.	2,519	55,737
QIWI plc ADR	2,125	42,902
WNS (Holdings) Ltd. ADR (A)(B)	5,961	123,159

		744,127

Electronic Components – 1.0%
Universal Display Corp. (A)	2,176	60,373

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	1,712	55,318

Internet Software & Services – 7.2%
21Vianet Group, Inc. ADR (A)	1,677	25,942
Alibaba Group Holding Ltd. ADR (A)	691	71,854
Facebook, Inc., Class A (A)	1,636	127,625
Google, Inc., Class A (A)	129	68,190
Google, Inc., Class C (A)	129	67,642
Twitter, Inc. (A)	1,838	65,911

		427,164

IT Consulting & Other Services – 6.4%
Acxiom Corp. (A)(B)	6,256	126,816
EPAM Systems, Inc. (A)	1,220	58,236
iGATE Corp. (A)(B)	4,915	194,056

		379,108

Semiconductor Equipment – 0.9%
Nanometrics, Inc. (A)(B)	1,438	24,195
Photronics, Inc. (A)(B)	3,231	26,851

		51,046

Semiconductors – 22.4%
Broadcom Corp., Class A	745	32,285
Cree, Inc. (A)	2,882	92,851
Cypress Semiconductor Corp.	6,249	89,239
Dialog Semiconductor plc (A)(C)	2,398	83,721
Intel Corp.	1,707	61,929
Marvell Technology Group Ltd.	4,890	70,908
Micron Technology, Inc. (A)	13,907	486,891
Microsemi Corp. (A)	4,071	115,535
NXP Semiconductors N.V. (A)	1,899	145,099
Rambus, Inc. (A)(B)	6,606	73,257
Semtech Corp. (A)	2,764	76,214

		1,327,929

Systems Software – 2.7%
Microsoft Corp.	3,417	158,734

Technology Hardware, Storage & Peripherals – 3.1%
Apple, Inc.	1,054	116,363
SanDisk Corp.	687	67,322

		183,685

Total Information Technology – 65.7%		3,899,974
Materials
Commodity Chemicals – 0.4%
BioAmber, Inc. (A)(B)	2,558	21,458

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	2,608	9,414

Total Materials – 0.5%		30,872
Telecommunication Services
Alternative Carriers – 0.6%
Zayo Group Holdings, Inc. (A)	1,160	35,461

Integrated Telecommunication Services – 0.5%
China Unicom Ltd. (C)	8,882	11,903
Windstream Corp.	1,961	16,158

		28,061

Total Telecommunication Services – 1.1%		63,522
Utilities
Renewable Electricity – 0.4%
Abengoa Yield plc	750	20,490

Total Utilities – 0.4%		20,490

TOTAL COMMON STOCKS – 94.1%		$5,584,531
(Cost: $3,945,613)

WARRANTS
Commodity Chemicals – 0.0%
BioAmber, Inc. (B)(D)	1,276	2,016

TOTAL WARRANTS – 0.0%		$2,016
(Cost: $447)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Intel Corp.,
Call $39.00, Expires 3–20–15, OTC (Ctrpty: Credit Suisse (USA), Inc.)	49,833	2,716

TOTAL PURCHASED OPTIONS – 0.1%		$2,716
(Cost: $5,980)

SHORT-TERM SECURITIES	Principal
Certificate Of Deposit – 0.2%
Citibank N.A.,
0.180%, 3–9–15	$11,000	11,000

Commercial Paper (E) – 5.3%
Air Products and Chemicals, Inc.,
0.160%, 1–21–15	5,000	4,999
Bemis Co., Inc.,
0.410%, 1–14–15	10,000	9,998
BMW U.S. Capital LLC (GTD by BMW AG):
0.100%, 1–12–15	10,000	10,000
0.130%, 1–13–15	30,000	29,999
0.130%, 1–16–15	10,000	9,999
BorgWarner, Inc.,
0.330%, 1–9–15	9,000	8,999
CVS Caremark Corp.,
0.510%, 1–15–15	10,000	9,998
Diageo Capital plc (GTD by Diageo plc),
0.500%, 1–13–15	7,500	7,499
Ecolab, Inc.,
0.420%, 1–14–15	20,000	19,997
Federal Home Loan Bank,
0.055%, 1–9–15	11,100	11,100
General Mills, Inc.,
0.450%, 1–22–15	15,000	14,996
Illinois Tool Works, Inc.,
0.120%, 1–8–15	2,000	2,000
Kellogg Co.,
0.390%, 1–13–15	25,307	25,303
Kimberly-Clark Corp.,
0.070%, 1–13–15	2,354	2,354
Mondelez International, Inc.:
0.520%, 1–9–15	10,000	9,999
0.540%, 1–13–15	1,518	1,518
0.520%, 1–21–15	3,000	2,999
NBCUniversal Enterprise, Inc.:
0.320%, 1–6–15	10,000	9,999
0.340%, 1–13–15	15,000	14,998
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.250%, 1–30–15	25,000	24,995

Sherwin-Williams Co. (The),
0.230%, 1–14–15	10,000	9,999
Siemens Capital Co. LLC (GTD by Siemens AG),
0.150%, 1–12–15	20,000	19,999
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank),
0.120%, 1–15–15	10,000	9,999
Unilever Capital Corp. (GTD by Unilever N.V.),
0.120%, 1–6–15	1,000	1,000
Virginia Electric and Power Co.,
0.315%, 1–8–15	5,000	5,000
Wisconsin Electric Power Co.,
0.330%, 1–6–15	16,300	16,299
Wisconsin Gas LLC:
0.150%, 1–7–15	14,000	14,000
0.170%, 1–8–15	7,000	7,000

		315,045

Municipal Obligations – 0.4%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.050%, 1–7–15 (F)	4,000	4,000
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank N.A.),
0.020%, 1–7–15 (F)	1,000	1,000
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.030%, 1–7–15 (F)	4,900	4,900
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.010%, 1–1–15 (F)	1,794	1,794
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser A (Taxable), (GTD by Wells Fargo Bank N.A.),
0.180%, 1–22–15	12,507	12,507
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.030%, 1–7–15 (F)	916	916

		25,117

TOTAL SHORT-TERM SECURITIES – 5.9%		$351,162
(Cost: $351,165)

TOTAL INVESTMENT SECURITIES – 100.1%		$5,940,425
(Cost: $4,303,205)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(8,485)

NET ASSETS – 100.0%		$5,931,940

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at December 31, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Intel Corp.	Credit Suisse (USA), Inc.	Put	49,833	March 2015	$33.00	$2,442	$(2,965)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$189,540	$—	$—
Financials	41,085	—	—
Health Care	963,372	—	—
Industrials	266,620	109,056	—
Information Technology	3,816,253	83,721	—
Materials	30,872	—	—
Telecommunication Services	51,619	11,903	—
Utilities	20,490	—	—
Total Common Stocks	$5,379,851	$204,680	$—
Warrants	2,016	—	—
Purchased Options	—	2,716	—
Short-Term Securities	—	351,162	—
Total	$5,381,867	$558,558	$—
Liabilities
Written Options	$—	$2,965	$—

During the period ended December 31, 2014, securities totaling $104,786 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,303,205
Gross unrealized appreciation	1,828,904
Gross unrealized depreciation	(191,684)
Net unrealized appreciation	$1,637,220

SCHEDULE OF INVESTMENTS Ivy Small Cap Growth Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 2.1%
Boot Barn Holdings, Inc. (A)	125	$2,272
Zumiez, Inc. (A)	546	21,080

		23,352

Apparel, Accessories & Luxury Goods – 3.7%
Carter’s, Inc.	198	17,270
Fifth & Pacific Co., Inc. (A)	511	16,344
Oxford Industries, Inc.	154	8,480

		42,094

Automotive Retail – 5.0%
Asbury Automotive Group, Inc. (A)	218	16,581
Corner Store Holdings, Inc.	123	5,377
Lithia Motors, Inc.	236	20,476
Monro Muffler Brake, Inc.	234	13,537

		55,971

Broadcasting – 0.7%
Cumulus Media, Inc., Class A (A)	1,054	4,460
Townsquare Media, Inc. (A)	289	3,820

		8,280

Distributors – 1.5%
Pool Corp.	258	16,374

General Merchandise Stores – 1.6%
Burlington Stores, Inc. (A)	388	18,318

Hotels, Resorts & Cruise Lines – 1.8%
La Quinta Holdings, Inc. (A)	936	20,637

Leisure Facilities – 4.0%
Intrawest Resorts Holdings, Inc. (A)	814	9,722
Vail Resorts, Inc.	381	34,702

		44,424

Restaurants – 5.2%
Dave & Buster’s
Entertainment, Inc. (A)	317	8,664
Fiesta Restaurant Group, Inc. (A)	332	20,179
Sonic Corp.	759	20,668
Zoe’s Kitchen, Inc. (A)	283	8,479

		57,990

Specialty Stores – 1.2%
Cabela’s, Inc., Class A (A)	140	7,358
Five Below, Inc. (A)	142	5,798

		13,156

Total Consumer Discretionary – 26.8%		300,596
Consumer Staples
Food Distributors – 1.3%
United Natural Foods, Inc. (A)	192	14,869

Packaged Foods & Meats – 1.3%
Lance, Inc.	459	14,022

Total Consumer Staples – 2.6%		28,891
Energy
Oil & Gas Equipment & Services – 1.5%
Dril-Quip, Inc. (A)	43	3,314
Matrix Service Co. (A)	619	13,823

		17,137

Oil & Gas Exploration & Production – 0.8%
Diamondback Energy, Inc. (A)	83	4,962
RSP Permian, Inc. (A)	172	4,319

		9,281

Total Energy – 2.3%		26,418
Financials

Asset Management & Custody Banks – 2.0%
Financial Engines, Inc.	151	5,518
WisdomTree Investment, Inc.	1,055	16,542

		22,060

Consumer Finance – 3.1%
First Cash Financial Services, Inc. (A)	256	14,276
Portfolio Recovery Associates, Inc. (A)	351	20,338

		34,614

Investment Banking & Brokerage – 1.6%
Moelis & Co., Class A	509	17,775

Real Estate Services – 0.7%
RE/MAX Holdings, Inc., Class A	248	8,496

Regional Banks – 7.1%
Bank of the Ozarks, Inc.	698	26,472
Cathay General Bancorp	545	13,949
IBERIABANK Corp.	192	12,464
SVB Financial Group (A)	230	26,680

		79,565

Total Financials – 14.5%		162,510
Health Care
Biotechnology – 3.4%
ACADIA Pharmaceuticals, Inc. (A)	233	7,404
Cepheid (A)	532	28,794
Juno Therapeutics, Inc. (A)	35	1,828

		38,026

Health Care Equipment – 4.7%
Cardiovascular Systems, Inc. (A)	202	6,070
Cyberonics, Inc. (A)	102	5,702
DexCom, Inc. (A)	607	33,415
Heartware International, Inc. (A)	109	7,981

		53,168

Health Care Facilities – 0.9%
Surgical Care Affiliates, Inc. (A)	285	9,586

Health Care Services – 1.7%
AMN Healthcare Services, Inc. (A)	378	7,405
ExamWorks Group, Inc. (A)	289	12,011

		19,416

Health Care Supplies – 2.7%
Endologix, Inc. (A)	238	3,642
LDR Holding Corp. (A)	238	7,805
Spectranetics Corp. (The) (A)	545	18,832

		30,279

Health Care Technology – 1.0%
Medidata Solutions, Inc. (A)	237	11,315

Pharmaceuticals – 0.7%
Akorn, Inc. (A)	202	7,320

Total Health Care – 15.1%		169,110
Industrials
Air Freight & Logistics – 1.3%
Hub Group, Inc. (A)	375	14,284

Construction & Engineering – 1.5%
Primoris Services Corp.	721	16,763

Construction Machinery & Heavy Trucks – 3.0%
Wabash National Corp. (A)	1,132	13,996
Westinghouse Air Brake Technologies Corp.	228	19,805

		33,801

Environmental & Facilities Services – 1.0%
Waste Connections, Inc.	251	11,050

Human Resource & Employment Services – 1.1%
Kforce, Inc.	509	12,270

Industrial Machinery – 3.4%
CLARCOR, Inc.	292	19,452
Graham Corp.	284	8,157
Tennant Co.	150	10,813

		38,422

Office Services & Supplies – 2.0%
HNI Corp.	435	22,211

Trading Companies & Distributors – 3.8%
Rush Enterprises, Inc. (A)	615	19,717
Watsco, Inc.	218	23,305

		43,022

Trucking – 3.9%
Covenant Transportation Group, Inc., Class A (A)	233	6,303
Landstar System, Inc.	293	21,215
Saia, Inc. (A)	299	16,547

		44,065

Total Industrials – 21.0%		235,888
Information Technology
Application Software – 6.3%
Manhattan Associates, Inc. (A)	93	3,767

SS&C Technologies Holdings, Inc.	345	20,185
Tyler Technologies, Inc. (A)	122	13,297
Ultimate Software Group, Inc. (The) (A)	228	33,437

		70,686

Data Processing & Outsourced Services – 2.3%
Jack Henry & Associates, Inc.	418	25,944

Electronic Equipment & Instruments – 0.7%
MTS Systems Corp.	104	7,780

Internet Software & Services – 2.9%
Demandware, Inc. (A)	338	19,420
New Relic, Inc. (A)	94	3,291
Textura Corp. (A)	340	9,693

		32,404

Semiconductors – 2.3%
Diodes, Inc. (A)	195	5,372
Microsemi Corp. (A)	320	9,081
Power Integrations, Inc.	233	12,035

		26,488

Total Information Technology – 14.5%		163,302

TOTAL COMMON STOCKS – 96.8%		$1,086,715
(Cost: $735,288)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) – 2.9%
BorgWarner, Inc.,
0.350%, 1–16–15	$10,500	10,498
Illinois Tool Works, Inc.:
0.120%, 1–14–15	10,000	10,000
0.130%, 1–23–15	4,000	4,000
Kellogg Co.,
0.290%, 1–12–15	5,000	4,999
Mondelez International, Inc.,
0.350%, 1-2-15	2,391	2,391

		31,888

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.126%, 1–7–15 (C)	2,221	2,221

TOTAL SHORT-TERM SECURITIES – 3.1%		$34,109
(Cost: $34,109)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,120,824
(Cost: $769,397)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,444

NET ASSETS – 100.0%		$1,122,268

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2014:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	324,031	Biotech Custom Index	09/09/2015	$34,911	1M LIBOR less 50 bps	$1,603

(1)	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,086,715	$—	$—
Short-Term Securities	—	34,109	—
Total	$1,086,715	$34,109	$—
Total Return Swaps	$—	$1,603	$—

During the period ended December 31, 2014, there were no transfers between any levels.

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$769,397
Gross unrealized appreciation	362,431
Gross unrealized depreciation	(11,004)
Net unrealized appreciation	$351,427

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 1.4%
Lands’ End, Inc. (A)	82	$4,425

Automotive Retail – 0.3%
Monro Muffler Brake, Inc.	17	960

Catalog Retail – 1.3%
HSN, Inc.	52	3,982

Computer & Electronics Retail – 1.2%
Rent-A-Center, Inc.	102	3,708

Internet Retail – 2.7%
FTD Co., Inc. (A)	96	3,351
NutriSystem, Inc.	256	5,007

		8,358

Movies & Entertainment – 3.6%
Carmike Cinemas, Inc. (A)	282	7,405
Cinemark Holdings, Inc.	98	3,491

		10,896

Restaurants – 6.3%
Cracker Barrel Old Country Store, Inc.	34	4,800
Krispy Kreme Doughnuts, Inc. (A)	561	11,074
Texas Roadhouse, Inc., Class A	97	3,271

		19,145

Total Consumer Discretionary – 16.8%		51,474
Consumer Staples
Food Distributors – 1.3%
United Natural Foods, Inc. (A)	49	3,812

Food Retail – 0.9%
Casey’s General Stores, Inc.	31	2,791

Packaged Foods & Meats – 4.2%
Smart Balance, Inc. (A)	1,162	12,854

Total Consumer Staples – 6.4%		19,457
Energy
Oil & Gas Equipment & Services – 1.5%
Helix Energy Solutions Group, Inc. (A)	89	1,923
Superior Energy Services, Inc.	127	2,551

		4,474

Oil & Gas Refining & Marketing – 1.1%
Western Refining, Inc.	93	3,506

Oil & Gas Storage & Transportation – 1.8%
Atlas Pipeline Partners L.P.	144	3,917
Sunoco, Inc.	32	1,578

		5,495

Total Energy – 4.4%		13,475
Financials
Consumer Finance – 4.4%
JG Wentworth Co. (A)	133	1,418
Portfolio Recovery Associates, Inc. (A)	210	12,165

		13,583

Investment Banking & Brokerage – 1.4%
Greenhill & Co., Inc.	96	4,203

Life & Health Insurance – 2.8%
American Equity Investment Life Holding Co.	172	5,030
Fidelity & Guaranty Life	145	3,527

		8,557

Office REITs – 3.8%
Corporate Office Properties Trust	175	4,976
Highwoods Properties, Inc.	52	2,311
Lexington Corp. Properties Trust	297	3,261
Parkway Properties, Inc.	58	1,063

		11,611

Property & Casualty Insurance – 1.7%
Argo Group International Holdings Ltd.	92	5,120

Real Estate Operating Companies – 1.6%
Forest City Enterprises, Inc., Class A (A)	229	4,884

Regional Banks – 11.1%
City National Corp.	57	4,574
First Horizon National Corp.	529	7,188
PrivateBancorp, Inc.	69	2,291
SVB Financial Group (A)	13	1,521
Synovus Financial Corp.	190	5,160
Webster Financial Corp.	160	5,218
Western Alliance Bancorporation (A)	289	8,034

		33,986

Reinsurance – 2.8%
Endurance Specialty
Holdings Ltd.	76	4,560
Reinsurance Group of America, Inc.	45	3,908

		8,468

Retail REITs – 1.9%
Kite Realty Group Trust	202	5,791

Specialized REITs – 2.3%
LaSalle Hotel Properties	62	2,501
Strategic Hotels & Resorts, Inc. (A)	357	4,719

		7,220

Total Financials – 33.8%		103,423
Health Care
Health Care Facilities – 4.9%
Community Health Systems, Inc. (A)	104	5,619
HealthSouth Corp.	123	4,734
LifePoint Hospitals, Inc. (A)	63	4,516

		14,869

Total Health Care – 4.9%		14,869
Industrials
Building Products – 2.3%
Continental Building
Products, Inc.(A)	172	3,054
NCI Building Systems, Inc. (A)	208	3,854

		6,908

Construction Machinery & Heavy Trucks – 2.7%
Manitowoc Co., Inc. (The)	381	8,429

Diversified Support Services – 0.9%
UniFirst Corp.	23	2,793

Marine – 3.2%
Matson, Inc.	287	9,890

Trading Companies & Distributors – 1.7%
Watsco, Inc.	48	5,104

Trucking – 4.0%
Marten Transport Ltd.	216	4,717
Saia, Inc. (A)	134	7,435

		12,152

Total Industrials – 14.8%		45,276
Information Technology
Semiconductor Equipment – 1.9%
Teradyne, Inc.	300	5,939

Semiconductors – 1.8%
Spansion, Inc. (A)	157	5,359

Technology Distributors – 0.8%
Insight Enterprises, Inc. (A)	95	2,454

Total Information Technology – 4.5%		13,752
Materials
Fertilizers & Agricultural Chemicals – 3.9%
Scotts Miracle-Gro Co. (The)	193	12,028

Forest Products – 1.5%
Boise Cascade Co. (A)	119	4,428

Specialty Chemicals – 2.7%
Cytec Industries, Inc.	81	3,735
Kraton Performance Polymers, Inc. (A)	219	4,557

		8,292

Steel – 1.0%
SunCoke Energy Partners L.P.	118	3,204

Total Materials – 9.1%		27,952
Utilities
Electric Utilities – 1.8%
Great Plains Energy, Inc.	113	3,213
Portland General Electric Co.	61	2,323

		5,536

Gas Utilities – 1.3%
Southwest Gas Corp.	65	4,009

Total Utilities – 3.1%		9,545

TOTAL COMMON STOCKS – 97.8%		$299,223
(Cost: $239,207)

INVESTMENT FUNDS
Financials
Asset Management & Custody Banks – 0.7%
THL Credit, Inc.	173	2,029

Total Financials – 0.7%		2,029

TOTAL INVESTMENT FUNDS – 0.7%		$2,029
(Cost: $2,208)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 1.6%
NBCUniversal Enterprise, Inc., 0.340%, 1–13–15	$5,000	4,999

Master Note – 0.6%
Toyota Motor Credit Corp., 0.126%, 1–7–15 (C)	1,928	1,928

Municipal Obligations – 0.5%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.020%, 1–1–15 (C)	1,493	1,493

TOTAL SHORT-TERM SECURITIES – 2.7%		$8,420
(Cost: $8,420)

TOTAL INVESTMENT SECURITIES – 101.2%		$309,672
(Cost: $249,835)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2)%		(3,811)

NET ASSETS – 100.0%		$305,861

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$299,223	$—	$—
Investment Funds	2,029	—	—
Short-Term Securities	—	8,420	—
Total	$301,252	$8,420	$—

During the period ended December 31, 2014, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$249,835
Gross unrealized appreciation	61,749
Gross unrealized depreciation	(1,912)
Net unrealized appreciation	$59,837

SCHEDULE OF INVESTMENTS Ivy Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 4.1%
Limited Brands, Inc.	35	$3,047

Broadcasting – 1.0%
CBS Corp., Class B	13	712

Cable & Satellite – 3.8%
Comcast Corp., Class A	25	1,444
Time Warner Cable, Inc.	9	1,384

		2,828

Casinos & Gaming – 1.4%
Las Vegas Sands, Inc.	10	591
Wynn Resorts Ltd.	3	411

		1,002

Footwear – 2.7%
NIKE, Inc., Class B	21	1,987

Hotels, Resorts & Cruise Lines – 2.1%
Hilton Worldwide Holdings, Inc. (A)	36	937
Starwood Hotels & Resorts Worldwide, Inc.	7	601

		1,538

Internet Retail – 5.7%
Amazon.com, Inc. (A)	6	1,893
JD.com, Inc. ADR (A)	32	733
priceline.com, Inc. (A)	1	1,596

		4,222

Movies & Entertainment – 2.1%
Twenty-First Century Fox, Inc., Class A	39	1,509

Total Consumer Discretionary – 22.9%		16,845
Consumer Staples
Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	10	1,103

Food Retail – 1.7%
Casey’s General Stores, Inc.	14	1,237

Hypermarkets & Super Centers – 1.5%
Costco Wholesale Corp.	8	1,143

Packaged Foods & Meats – 1.3%
Mead Johnson Nutrition Co.	9	939

Personal Products – 1.0%
Estee Lauder Co., Inc. (The), Class A	10	777

Tobacco – 1.6%
Philip Morris International, Inc.	14	1,163

Total Consumer Staples – 8.6%		6,362
Energy
Oil & Gas Equipment & Services – 2.5%
Halliburton Co.	18	695
Schlumberger Ltd.	13	1,145

		1,840

Total Energy – 2.5%		1,840
Health Care
Biotechnology – 8.7%
Alexion Pharmaceuticals, Inc. (A)	6	1,110
Biogen Idec, Inc. (A)	5	1,799
Gilead Sciences, Inc. (A)	19	1,827
Incyte Corp. (A)	12	899
Vertex Pharmaceuticals, Inc. (A)	7	772

		6,407

Health Care Facilities – 3.0%
HCA Holdings, Inc. (A)	14	1,035
Universal Health Services, Inc., Class B	11	1,213

		2,248

Pharmaceuticals – 9.7%
Actavis plc (A)	6	1,622
Allergan, Inc.	10	2,211
Bristol-Myers Squibb Co.	28	1,629
Teva Pharmaceutical Industries Ltd. ADR	29	1,668

		7,130

Total Health Care – 21.4%		15,785

Industrials
Aerospace & Defense – 3.8%
Boeing Co. (The)	11	1,487
Precision Castparts Corp.	5	1,269

		2,756

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	4	385

Industrial Machinery – 1.2%
Pall Corp.	9	866

Railroads – 4.3%
Canadian Pacific Railway Ltd.	2	366
Kansas City Southern	9	1,039
Union Pacific Corp.	15	1,768

		3,173

Research & Consulting Services – 2.5%
Verisk Analytics, Inc., Class A (A)	29	1,864

Trucking – 2.3%
J.B. Hunt Transport Services, Inc.	20	1,668

Total Industrials – 14.6%		10,712
Information Technology
Application Software – 4.7%
Adobe Systems, Inc. (A)	23	1,636
salesforce.com, Inc. (A)	31	1,862

		3,498

Communications Equipment – 0.7%
F5 Networks, Inc. (A)	4	483

Data Processing & Outsourced Services – 8.2%
FleetCor Technologies, Inc. (A)	9	1,383
MasterCard, Inc., Class A	26	2,232
Visa, Inc., Class A	9	2,407

		6,022

Internet Software & Services – 4.8%
Facebook, Inc., Class A (A)	21	1,627
Google, Inc., Class A (A)	2	955
Google, Inc., Class C (A)	2	948

		3,530

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	64	1,587

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	26	2,884

Total Information Technology – 24.5%		18,004
Telecommunication Services

Wireless Telecommunication Service – 2.3%
SBA Communications Corp. (A)	15	1,696

Total Telecommunication Services – 2.3%		1,696

TOTAL COMMON STOCKS – 96.8%		$71,244
(Cost: $55,774)

SHORT-TERM SECURITIES	Principal
Master Note – 3.5%
Toyota Motor Credit Corp.,
0.126%, 1-7-15 (B)	$2,550	2,550

TOTAL SHORT-TERM SECURITIES – 3.5%		$2,550
(Cost: $2,550)

TOTAL INVESTMENT SECURITIES – 100.3%		$73,794
(Cost: $58,324)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(215)

NET ASSETS – 100.0%		$73,579

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$71,244	$—	$—
Short-Term Securities	—	2,550	—
Total	$71,244	$2,550	$—

During the period ended December 31, 2014, there were no transfers between any levels.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$58,324
Gross unrealized appreciation	15,582
Gross unrealized depreciation	(112)
Net unrealized appreciation	$15,470

SCHEDULE OF INVESTMENTS Ivy Value Fund (in thousands)	DECEMBER 31, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.3%
Coach, Inc.	24	$894

Cable & Satellite – 5.1%
Comcast Corp., Class A	67	3,875
Time Warner Cable, Inc. (A)	101	15,358

		19,233

Casinos & Gaming – 0.9%
Las Vegas Sands, Inc.	54	3,117
Melco PBL Entertainment (Macau) Ltd. ADR	15	386

		3,503

Department Stores – 1.9%
Macy’s, Inc.	109	7,167

General Merchandise Stores – 1.9%
Target Corp. (A)	92	6,946

Homebuilding – 2.1%
Pulte Homes, Inc.	366	7,844

Hotels, Resorts & Cruise Lines – 2.6%
Wyndham Worldwide Corp.	113	9,682

Total Consumer Discretionary - 14.8%		55,269
Consumer Staples
Brewers – 0.8%
Molson Coors Brewing Co., Class B	41	3,070

Drug Retail – 2.9%
CVS Caremark Corp.	113	10,902

Soft Drinks – 2.0%
Coca-Cola Enterprises, Inc.	168	7,425

Tobacco – 3.4%
Philip Morris International, Inc.	156	12,698

Total Consumer Staples – 9.1%		34,095
Energy
Integrated Oil & Gas – 1.0%
Occidental Petroleum Corp.	46	3,676

Oil & Gas Refining & Marketing – 2.6%
Marathon Petroleum Corp. (A)	108	9,761

Oil & Gas Storage & Transportation – 9.2%
Atlas Energy L.P.	231	7,205
Atlas Pipeline Partners L.P.	308	8,391
MarkWest Energy Partners L.P.	73	4,918
Regency Energy Partners L.P.	367	8,796
Targa Resources Corp.	10	1,050
VTTI Energy Partners L.P.	164	4,075

		34,435

Total Energy – 12.8%		47,872
Financials
Asset Management & Custody Banks – 1.6%
State Street Corp.	79	6,170

Consumer Finance – 4.4%
Capital One Financial Corp.	199	16,428

Life & Health Insurance – 3.3%
MetLife, Inc.	230	12,435

Multi-Line Insurance – 4.8%
American International Group, Inc.	319	17,884

Other Diversified Financial Services – 8.6%
Citigroup, Inc. (A)	314	16,963
JPMorgan Chase & Co.	242	15,126

		32,089

Reinsurance – 3.0%
Reinsurance Group of America, Inc.	130	11,382

Total Financials – 25.7%		96,388
Health Care
Biotechnology – 2.4%
Amgen, Inc. (A)	57	9,048

Health Care Facilities – 2.3%
HCA Holdings, Inc. (B)	118	8,623

Managed Health Care – 3.8%
Aetna, Inc.	22	1,928
Humana, Inc.	63	8,991
WellPoint, Inc.	27	3,418

		14,337

Pharmaceuticals – 4.4%
Sanofi ADR	22	1,008
Teva Pharmaceutical Industries Ltd. ADR	267	15,349

		16,357

Total Health Care – 12.9%		48,365
Information Technology
Electronic Equipment & Instruments – 3.1%
Xerox Corp.	828	11,475

Semiconductors – 1.0%
Micron Technology, Inc. (B)	109	3,813

Technology Hardware, Storage & Peripherals – 9.5%
SanDisk Corp.	173	16,921
Western Digital Corp. (A)	171	18,885

		35,806

Total Information Technology - 13.6%		51,094
Materials
Diversified Chemicals – 2.3%
Dow Chemical Co. (The)	190	8,680

Total Materials – 2.3%		8,680
Utilities
Electric Utilities – 0.1%
Exelon Corp.	11	408

Total Utilities – 0.1%		408

TOTAL COMMON STOCKS – 91.3%		$342,171
(Cost: $276,792)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 7.7%
Bemis Co., Inc., 0.600%, 1–21–15	$5,000	4,998
CVS Caremark Corp., 0.450%, 1–13–15	3,000	3,000
Exxon Mobil Corp., 0.010%, 1–2–15	1,641	1,641
Kimberly-Clark Corp., 0.080%, 1–29–15	5,583	5,583
Siemens Capital Co. LLC (GTD by Siemens AG), 0.150%, 1–15–15	11,000	10,999
Wisconsin Electric Power Co., 0.330%, 1–7–15	2,500	2,500

		28,721

Master Note - 1.2%
Toyota Motor Credit Corp., 0.126%, 1–7–15 (D)	4,624	4,624

TOTAL SHORT-TERM SECURITIES – 8.9%		$33,345
(Cost: $33,345)

TOTAL INVESTMENT SECURITIES – 100.2%		$375,516
(Cost: $310,137)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(760)

NET ASSETS – 100.0%		$374,756

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $14,297 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amgen, Inc.	N/A	Call	69	January 2015	$160.00	$49	$(36)
Las Vegas Sands, Inc.	N/A	Put	170	January 2015	50.00	7	(2)
	N/A	Put	170	January 2015	52.25	10	(3)
Marathon Petroleum Corp.	N/A	Call	373	January 2015	100.00	67	(6)
Time Warner Cable, Inc.	N/A	Call	196	January 2015	170.00	23	(1)
Western Digital Corp.	N/A	Call	107	January 2015	105.00	13	(69)
	N/A	Call	101	February 2015	115.00	36	(29)
	N/A	Call	101	February 2015	120.00	20	(15)
	N/A	Call	101	February 2015	130.00	5	(4)
						$230	$(165)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2014.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$342,171	$—	$—
Short-Term Securities	—	33,345	—
Total	$342,171	$33,345	$—
Liabilities
Written Options	$165	$—	$—

During the period ended December 31, 2014, there were no transfers between any levels.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

OTC	= Over the Counter

GTD	= Guaranteed

For Federal income tax purposes, cost of investments owned at December 31, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$310,137
Gross unrealized appreciation	69,814
Gross unrealized depreciation	(4,435)
Net unrealized appreciation	$65,379

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 27, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 27, 2015